UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – December 31, 2017

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Premier VIP Trust

Annual Report

December 31, 2017

AXA Premier VIP Trust Annual Report

December 31, 2017

FY2017 Market Overview

Economy

For the first time in many years, the global economy experienced a period of synchronized economic growth. Emerging markets rebounded, and developed market economies continued to grow at or above potential.

The U.S. economy expanded at a modest pace, with unemployment at its lowest rate in the current expansion, inflation modest, and hourly wages increasing by 2.5%. After years of experiencing lackluster growth, industrial activity improved, and the U.S. Consumer Price Index rose 2.2%, driven by a strong increase in the energy index. The U.S. dollar was down year-over-year.

Seeing positive signs from the economy and moderating inflation, the Federal Reserve raised its policy rate three times in 2017, bringing the total number of quarter-percent hikes to five since December 2015, and signaled that it expects to continue increasing rates in 2018.

Global markets benefited as commodity prices strengthened, activity and growth prospects improved, and inflation moved moderately higher. The European Central Bank announced an extension of its quantitative easing program, but reduced its monthly asset purchases by half. The Bank of England hiked its base rate for the first time in a decade, and the UK and European Union agreed to move onto the second phase of Brexit negotiations. Even though the right-wing populist party won German parliament seats, European growth reflected a generally calmer political economic backdrop, as establishment candidates won the Dutch and French elections.

Bonds

Long-term U.S. Treasury yields fell faster than shorter-dated ones rose, the 10-year U.S. Treasury yield ended at 2.41%. 2017 was also a solid year for the high yield market as it continued the strong rebound in stressed high yield credits from the prior year.

Going into 2017, fears of higher U.S. interest rates and their impact on asset prices led to talk of higher yields, a stronger U.S. dollar, and a sustained sell-off in emerging markets. Instead, 2017 produced flatter yield curves and a weaker U.S. dollar. Even against the backdrop of elevated geopolitical risks, risk and emerging market assets performed very well overall.

U.S. Stocks

U.S. stocks registered their largest annual return in four years and set record highs driven by robust earnings growth, an accelerating economy, and strong appetite for technology. Despite political strife and occasional international tension, market volatility was near historic lows. For the first time ever, the S&P 500 had a positive total return in every month of the year. Stocks finished strong after Congress approved tax reforms that are expected to lower the corporate tax rate and reduce taxes for most consumers in 2018.

Technology stocks were the best performing sector in the benchmark — up 41.50% — as investors preferred companies that could organically generate above-average earnings and revenue. The industrials and financials sectors outperformed on the prospects for greater capital spending and higher interest rates.

International Stocks

The international economy grew moderately. Markets reflected investor concerns over political uncertainty in the U.S. and the European Union (EU), the terms of the UK’s exit from the EU, geopolitical tensions in various regions, global oil oversupply, and hawkish comments from key central bankers around the world. However, markets were aided by price gains in oil and other commodities, generally upbeat economic data, the European Central Bank’s monetary easing program, and investor optimism about pro-growth and pro-business policies in the U.S. The prospect for reforms in the EU and the passage of the U.S. tax reform bill also supported global stocks.

International equities surged to multi-year highs, led by a rally in technology shares, strong economic growth, and relatively benign inflation. Emerging markets outperformed their developed-market peers, and Japanese stocks rebounded, while European equities trailed. All sectors closed in positive territory, led by cyclicals and financials. Growth stocks were driven by Internet and media dynamos in the U.S. and emerging markets. The Chinese economy grew at a modest rate, as exports and steel production and property investments grew. Since China is the largest emerging market in the world, MSCI will include companies incorporated in the Chinese mainland into the MSCI Emerging Markets Index starting in 2018, though they will be a small percentage of the Index.

Source: AXA Equitable Funds Management Group, LLC. As of 12/31/2017.

This information is provided for general information only and is not intended to provide specific advice or recommendations for any individual investor. These opinions are not intended to be a forecast of future events as a guarantee of future results. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Securities and sectors referenced should not be construed as a solicitation or recommendation or be used as the sole basis for any investment decision.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. No investment is risk-free. Bond investments are subject to interest rate risk so that when interest rates rise, the prices of bonds can decrease and the investor can lose principal value. High yield bonds are subject to a high degree of credit and market risk. International securities carry additional risks including currency exchange fluctuation and different government regulations, economic conditions or accounting standards. Smaller company stocks involve a greater risk than is customarily associated with more established companies. Index performance is referenced for illustrative purposes only. You cannot invest directly in an index. AXA Equitable Life Insurance Company (New York, NY). Distributors: AXA Advisors, LLC and AXA Distributors, LLC (members FINRA, SIPC). AXA Equitable Funds Management Group, LLC is a wholly owned subsidiary of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, AXA Advisors and AXA Distributors are affiliated companies.

GE-133549 (2/18) (Exp. 2/19)

NOTES ON PERFORMANCE (Unaudited)

Total Returns

Performance of the AXA Premier VIP Trust Portfolios as shown on the following pages compares each Portfolio’s performance to that of a broad-based securities index. Each of the Portfolio’s annualized rates of return is net of investment management fees and expenses of the Portfolio. Rates of return are not representative of the actual return you would receive under your variable life insurance policy or annuity contract. No policyholder or contractholder can invest directly in the AXA Premier VIP Trust Portfolios. Changes in policy values depend not only on the investment performance of the AXA Premier VIP Trust Portfolios, but also on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge applicable under a policy. These policy charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses. Each of the AXA Premier VIP Trust Portfolios has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each Portfolio will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

Growth of $10,000 Investment

The charts shown on the following pages illustrate the total value of an assumed investment in Class A, Class B and/or Class K shares of each Portfolio of the AXA Premier VIP Trust, as applicable. The periods illustrated are from the inception dates shown, or for a ten year period if the inception date is prior to December 31, 2007, through December 31, 2017. These results assume reinvestment of dividends and capital gains. The total value shown for each Portfolio reflects management fees and operating expenses of the Portfolios and 12b-1 fees which are applicable to Class B shares. Effective January 1, 2012, 12b-1 fees are applicable to Class A shares. 12b-1 fees are not applicable to Class K shares. The values have not been adjusted for insurance- related charges and expenses associated with life insurance policies or annuity contracts, which would lower the total values shown. Results should not be considered representative of future gains or losses.

The Benchmarks

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively- managed funds. An investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Bloomberg Barclays U.S. Intermediate Government Bond Index (“BIG”)

An unmanaged index of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years.

Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (“BIG/C”)

An unmanaged, market value weighted index which includes Treasuries, government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporates with maturities of one to 10 years.

Dow Jones Moderate Portfolio Index

An index which is composed of a blend of equity, fixed income and cash assets and is designed to represent approximately 60% of the risk of an all-stock index.

Dow Jones Moderately Aggressive Portfolio Index

An index which is composed of a blend of equity, fixed income and cash assets and is designed to represent approximately 80% of the risk of an all-stock index.

Dow Jones Moderately Conservative Portfolio Index

An index which is composed of a blend of equity, fixed income and cash assets and is designed to represent approximately 40% of the risk of an all-stock index.

ICE BofAML 3-Month U.S. Treasury Bill Index (formerly known as BofA Merrill Lynch 3-Month U.S. Treasury Bill Index) (“ICE BofAML 3 mo T-Bill”)

An index which measures the returns of negotiable debt obligations issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

ICE BofAML Global Broad Market ex. U.S. Index (formerly known as the BofA Merrill Lynch Global Broad Market ex. U.S. Index) (“ICE BofAML Global Broad Market ex. U.S.”)

An index which tracks the performance of investment grade debt publicly issued in the major domestic and eurobond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities and excludes all securities denominated in U.S. dollars.

Morgan Stanley Capital International (MSCI) AC World (Net) Index (“MSCI ACWI or MSCI AC World (Net) Index”)

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 developed markets and 23 emerging markets. The index covers approximately 85% of the global investment opportunities.

Morgan Stanley Capital International (MSCI) EAFE® Index (“MSCI EAFE® Index) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Russell 2000® Index (“Russell 2000”)

An unmanaged index which measures the performance of approximately 2000 of the smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. It is market- capitalization weighted.

NOTES ON PERFORMANCE (Unaudited)

Russell 2000® Growth Index

An index which measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values. It is market-capitalization weighted.

Russell 2000® Value Index

An index which measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. It is market-capitalization weighted.

Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”)

A weighted index of common stocks of 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Standard & Poor’s MidCap 400® Index (“S&P MidCap 400® Index” or “S&P 400® Index”)

A weighted index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The index captures approximately 7% of the U.S. equities market. The index returns reflect the reinvestment of dividends.

Standard & Poor’s Target Date® Indices

The S&P Target Date® Index Series comprises eleven multi-asset class indices, each corresponding to a particular target retirement date. The asset allocation for each index in the series is determined once a year through a survey of large fund management companies that offer target date products. Each index is fully investable, with varying levels of exposure to equities, fixed income and commodities.

The below hypothetical composite benchmarks were created by AXA Equitable Funds Management Group, LLC, the Trust’s investment manager, to show how the performance of certain Portfolios compares with the return of an index or indices. There is no guarantee that any Portfolio will outperform these or any benchmarks. Portions of a hypothetical composite index against which a Portfolio’s performance is measured were created by AXA Equitable Funds Management Group, LLC to show how a Portfolio’s performance compares with the returns of an index.

The Charter Aggressive Growth Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 65%, the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index at a weighting of 7%, the ICE BofAML Global Broad market ex U.S. Index at a weighting of 3% and the ICE BofAML 3-Month U.S. Treasury Bill Index at a weighting of 25%.

The Charter Conservative Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 20%, the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index at a weighting of 50%, the ICE BofAML Global Broad market ex U.S. Index at a weighting of 25% and ICE BofAML 3-Month U.S. Treasury Bill Index at a weighting of 5%.

The Charter Growth Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 55%, the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index at a weighting of 17%, the ICE BofAML Global Broad market ex U.S. Index at a weighting of 8% and the ICE BofAML 3-Month U.S. Treasury Bill Index at a weighting of 20%.

The Charter Moderate Growth Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 45%, the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index at a weighting of 27%, the ICE BofAML Global Broad market ex U.S. Index at a weighting of 13% and ICE BofAML 3-Month U.S. Treasury Bill Index at a weighting of 15%.

The Charter Moderate Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 35%, the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index at a weighting of 37%, the ICE BofAML Global Broad market ex U.S. Index at a weighting of 18% and ICE BofAML 3-Month U.S. Treasury Bill Index at a weighting of 10%.

The AXA Aggressive Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg Barclays U.S. Intermediate Government Bond Index at a weighting of 8%, the MSCI EAFE® Index at a weighting of 25%, the S&P MidCap 400® Index at a weighting of 14%, the S&P 500® Index at a weighting of 39%, the Russell 2000® Index at a weighting of 12%, and the ICE BofAML 3-Month U.S. Treasury Bill Index at a weighting of 2%.

The AXA Conservative Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg Barclays U.S. Intermediate Government Bond Index at a weighting of 66%, the MSCI EAFE® Index at a weighting of 5%, the S&P MidCap 400® Index at a weighting of 4%, the S&P 500® Index at a weighting of 10%, the Russell 2000® Index at a weighting of 1%, and the ICE BofAML 3-Month U.S. Treasury Bill Index at a weighting of 14%.

The AXA Conservative-Plus Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg Barclays U.S. Intermediate Government Bond Index at a weighting of 50%, the MSCI EAFE® Index at a weighting of 10%, the S&P MidCap 400® Index at a weighting of 8%, the S&P 500® Index at a weighting of 18%, the Russell 2000® Index at a weighting of 4%, and the ICE BofAML 3-Month U.S. Treasury Bill Index at a weighting of 10%.

The AXA Moderate Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg Barclays U.S. Intermediate Government Bond Index at a weighting of 42%, the MSCI EAFE® Index at a weighting of 15%, the S&P MidCap 400® Index at a weighting of 9%, the S&P 500® Index at a weighting of

NOTES ON PERFORMANCE (Unaudited)

20%, the Russell 2000® Index at a weighting of 6%, and the ICE BofAML 3-Month U.S. Treasury Bill Index at a weighting of 8%.

The AXA Moderate-Plus Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg Barclays U.S. Intermediate Government Bond Index at a weighting of 25%, the MSCI EAFE® Index at a weighting of 20%, the S&P MidCap 400® Index at a weighting of 12%, the S&P 500® Index at a weighting of 28%, the Russell 2000® Index at a weighting of 10%, and the ICE BofAML 3-Month U.S. Treasury Bill Index at a weighting of 5%.

AXA CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/17
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	5.03%	2.91%	2.68%
Portfolio – Class B Shares	4.91	2.89	2.57
Portfolio – Class K Shares*	5.18	3.15	3.16
AXA Conservative Allocation Index	4.85	3.35	3.51
S&P 500® Index	21.83	15.79	8.50
Bloomberg Barclays U.S. Intermediate Government Bond Index	1.14	0.92	2.70
* Date of inception 8/29/12. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 4.91% for the year ended December 31, 2017. This compares to the returns of the following benchmarks over the same period: the AXA Conservative Allocation Index, the S&P 500® Index and the Bloomberg Barclays U.S. Intermediate Government Bond Index, which returned 4.85%, 21.83% and 1.14%, respectively.

Portfolio Highlights

In 2017, the Portfolio slightly outperformed its composite benchmark. The Portfolio’s positive gains were primarily provided by above-average returns from its modest allocation to global equities. The bond allocation, while a larger percentage of the Portfolio’s assets, offered lower returns. Looking at the Portfolio’s major sector returns:

•	Growth-style large-cap U.S. equities rose in 2017, with steadily impressive gains. Markets were led by a rally in technology shares, strong economic growth and relatively low inflation.

•	International equities surged to multi-year highs in 2017. Markets were led by the rally in technology shares, strong economic growth, benign inflation and stronger corporate fundamentals.

•

The strong U.S. economic environment also brought gains for U.S. mid-cap companies. Top-performing technology, health care and industrials stocks drove the bulk of returns in this cap range, while telecommunication services and energy were two sectors with negative returns for the period.

•

In the U.S. government bond market, returns were relatively muted amid stable monetary policy expectations. The longer end of the yield curve remained anchored throughout the year, resulting in a flattening of the yield curve as the U.S. Federal Reserve’s actions pushed short-term rates upwards.

How did derivatives contribute/detract from performance during the year?

•

The Portfolio maintains, or may invest in other portfolios that maintain, exposure to exchange-traded index futures, for purposes of liquidity and/or to adjust the Portfolio’s equity exposure during periods of high market volatility. The derivatives are typically offset by a roughly equal allocation to cash and cash equivalents, and had a minimal impact on performance relative to the index.

AXA CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of December 31, 2017
Fixed Income	78.9%
Equity	21.1

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2017
EQ/Intermediate Government Bond Portfolio	32.5%
EQ/Core Bond Index Portfolio	23.0
EQ/PIMCO Ultra Short Bond Portfolio	11.5
ATM Large Cap Managed Volatility Portfolio	6.4
Multimanager Core Bond Portfolio	3.7
EQ/Quality Bond PLUS Portfolio	2.5
EQ/Global Bond PLUS Portfolio	2.2
1290 VT DoubleLine Opportunistic Bond Portfolio	2.1
AXA Large Cap Core Managed Volatility Portfolio	1.9
ATM International Managed Volatility Portfolio	1.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17 - 12/31/17
Class A
Actual	$1,000.00	$1,021.81	$2.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.87	2.36
Class B
Actual	1,000.00	1,020.75	2.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.87	2.36
Class K
Actual	1,000.00	1,022.24	1.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.13	1.08

*  Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.46%, 0.46% and 0.21%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2017

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,523,416	$25,320,624
1290 VT Equity Income Portfolio‡	1,470,954	8,962,901
1290 VT GAMCO Small Company Value Portfolio‡	118,605	7,452,046
1290 VT High Yield Bond Portfolio‡	1,705,241	16,478,464
1290 VT Micro Cap Portfolio‡	92,634	1,071,967
ATM International Managed Volatility Portfolio‡	1,662,327	18,417,984
ATM Large Cap Managed Volatility Portfolio‡	5,160,039	77,325,958
ATM Mid Cap Managed Volatility Portfolio‡	529,254	4,398,932
ATM Small Cap Managed Volatility Portfolio‡	255,000	3,279,205
AXA Global Equity Managed Volatility Portfolio‡	363,702	6,809,731
AXA International Core Managed Volatility Portfolio‡	491,714	5,582,276
AXA International Value Managed Volatility Portfolio‡	209,424	2,934,549
AXA Large Cap Core Managed Volatility Portfolio‡	2,037,007	22,491,487
AXA Large Cap Growth Managed Volatility Portfolio‡	443,752	14,720,395
AXA Large Cap Value Managed Volatility Portfolio‡	530,180	10,076,553
AXA/AB Small Cap Growth Portfolio‡	170,462	3,469,628
AXA/Loomis Sayles Growth Portfolio‡	1,021,176	8,721,089
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	215,841	2,367,357
EQ/BlackRock Basic Value Equity Portfolio‡	639,453	15,787,570

EQ/Core Bond Index Portfolio‡	28,007,743	275,388,891
EQ/Global Bond PLUS Portfolio‡	2,906,052	26,712,176
EQ/Intermediate Government Bond Portfolio‡	38,280,064	389,477,730
EQ/International Equity Index Portfolio‡	113,031	1,135,990
EQ/JPMorgan Value Opportunities Portfolio‡	639,608	12,524,029
EQ/Large Cap Growth Index Portfolio‡	101,151	1,474,731
EQ/MFS International Growth Portfolio‡	1,691,909	14,079,809
EQ/PIMCO Ultra Short Bond Portfolio‡	13,928,803	138,257,706
EQ/Quality Bond PLUS Portfolio‡	3,583,233	30,364,040
EQ/T. Rowe Price Growth Stock Portfolio*‡	102,524	4,916,247
Multimanager Core Bond Portfolio‡	4,475,278	44,147,638
Multimanager Mid Cap Growth Portfolio*‡	337,867	3,587,617
Multimanager Mid Cap Value Portfolio‡	124,873	2,118,613

Total Investments in Securities (100.0%) (Cost $1,101,313,513)		1,199,853,933
Other Assets Less Liabilities (0.0%)		(6,249)

Net Assets (100%)		$1,199,847,684

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio (a)	2,523,416	—	26,010,222	(655,283)	(724)	(33,591)	25,320,624	457,724	21,596
1290 VT Equity Income Portfolio (b)	1,470,954	11,566,562	1,279,529	(4,511,997)	816,006	(187,199)	8,962,901	162,458	634,595
1290 VT GAMCO Small Company Value Portfolio (c)	118,605	7,428,398	697,373	(1,202,463)	445,912	82,826	7,452,046	59,936	513,306
1290 VT High Yield Bond Portfolio (d)	1,705,241	15,703,985	831,562	(297,856)	(108)	240,881	16,478,464	817,515	—
1290 VT Micro Cap Portfolio (e)	92,634	851,254	77,706	—	—	143,007	1,071,967	2,390	75,317

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM International Managed Volatility Portfolio	1,662,327	19,237,810	805,066	(5,407,389)	235,143	3,547,354	18,417,984	416,273	16,402
ATM Large Cap Managed Volatility Portfolio	5,160,039	90,150,374	6,927,109	(30,033,253)	7,110,415	3,171,313	77,325,958	1,054,619	4,196,722
ATM Mid Cap Managed Volatility Portfolio	529,254	4,318,467	514,995	(601,232)	1,739	164,963	4,398,932	41,249	411,681
ATM Small Cap Managed Volatility Portfolio	255,000	3,390,184	314,756	(601,232)	10,679	164,818	3,279,205	30,700	221,990
AXA Global Equity Managed Volatility Portfolio	363,702	6,355,709	208,714	(1,202,463)	86,223	1,361,548	6,809,731	84,584	—
AXA International Core Managed Volatility Portfolio	491,714	5,373,213	223,779	(1,202,463)	142,169	1,045,578	5,582,276	99,648	—
AXA International Value Managed Volatility Portfolio	209,424	2,859,895	122,282	(601,232)	94,940	458,664	2,934,549	60,217	—
AXA Large Cap Core Managed Volatility Portfolio	2,037,007	21,849,437	2,098,252	(4,208,621)	1,627,023	1,125,396	22,491,487	265,067	1,398,728
AXA Large Cap Growth Managed Volatility Portfolio	443,752	15,105,092	1,687,048	(4,690,710)	2,065,596	553,369	14,720,395	98,366	1,097,778
AXA Large Cap Value Managed Volatility Portfolio	530,180	9,491,846	242,026	(779,945)	114,921	1,007,705	10,076,553	171,533	—
AXA/AB Small Cap Growth Portfolio	170,462	3,318,521	357,183	(601,232)	79,816	315,340	3,469,628	16,183	278,934
AXA/Loomis Sayles Growth Portfolio	1,021,176	7,400,114	372,601	(1,202,463)	194,889	1,955,948	8,721,089	32,983	215,488
AXA/Morgan Stanley Small Cap Growth Portfolio	215,841	1,903,190	229,478	—	—	234,689	2,367,357	—	229,478

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/BlackRock Basic Value Equity Portfolio	639,453	27,256,808	743,860	(13,540,710)	6,554,518	(5,226,906)	15,787,570	252,955	—
EQ/Core Bond Index Portfolio	28,007,743	338,907,088	14,762,088	(78,581,140)	(779,737)	1,080,592	275,388,891	5,097,448	—
EQ/Global Bond PLUS Portfolio	2,906,052	28,300,585	333,290	(3,244,443)	(706)	1,323,450	26,712,176	11,726	—
EQ/Intermediate Government Bond Portfolio	38,280,064	458,318,643	18,626,331	(85,677,621)	(359,455)	(1,430,168)	389,477,730	4,315,803	225,583
EQ/International Equity Index Portfolio	113,031	2,826,652	30,608	(2,200,000)	392,203	86,527	1,135,990	30,608	—
EQ/JPMorgan Value Opportunities Portfolio	639,608	13,426,328	1,328,928	(3,088,285)	639,322	217,736	12,524,029	124,844	1,192,847
EQ/Large Cap Growth Index Portfolio	101,151	1,347,371	69,295	(250,000)	102,354	205,711	1,474,731	13,210	56,084
EQ/MFS International Growth Portfolio	1,691,909	15,502,741	856,379	(6,204,926)	1,475,501	2,450,114	14,079,809	135,863	472,254
EQ/PIMCO Ultra Short Bond Portfolio	13,928,803	165,039,564	8,063,647	(35,900,700)	(11,701)	1,066,896	138,257,706	2,114,181	—
EQ/Quality Bond PLUS Portfolio	3,583,233	20,337,836	10,875,341	(774,426)	22	(74,733)	30,364,040	438,819	—
EQ/T. Rowe Price Growth Stock Portfolio	102,524	4,142,496	452,328	(601,232)	89,091	833,564	4,916,247	—	390,262
Multimanager Core Bond Portfolio	4,475,278	41,631,975	8,536,547	(6,369,743)	10,767	338,092	44,147,638	999,037	—
Multimanager Mid Cap Growth Portfolio	337,867	2,870,540	259,522	(59,571)	3,414	513,712	3,587,617	—	256,713
Multimanager Mid Cap Value Portfolio	124,873	1,934,032	20,426	—	—	164,155	2,118,613	20,426	—

Total		1,348,146,710	107,958,271	(294,292,631)	21,140,232	16,901,351	1,199,853,933	17,426,365	11,905,758

(a)	Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond Portfolio.
(b)	Formerly known as EQ/Boston Advisors Equity Income Portfolio.
(c)	Formerly known as EQ/GAMCO Small Company Value Portfolio.
(d)	Formerly known as EQ/High Yield Bond Portfolio.
(e)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,199,853,933	$—	$1,199,853,933

Total Assets	$—	$1,199,853,933	$—	$1,199,853,933

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,199,853,933	$—	$1,199,853,933

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2017.

The Portfolio held no derivatives contracts during the year ended December 31, 2017.

Investment security transactions for the year ended December 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$107,958,271
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$294,292,631

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,819,670
Aggregate gross unrealized depreciation	(5,364,462)

Net unrealized appreciation	$97,455,208

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,102,398,725

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $1,101,313,513)	$1,199,853,933
Cash	22,138
Receivable for securities sold	1,284,399
Receivable from Separate Accounts for Portfolio shares sold	133,930
Other assets	5,889

Total assets	1,201,300,289

LIABILITIES
Payable to Separate Accounts for Portfolio shares redeemed	864,890
Distribution fees payable – Class B	249,894
Administrative fees payable	140,920
Trustees’ fees payable	27,259
Investment management fees payable	26,805
Distribution fees payable – Class A	4,927
Accrued expenses	137,910

Total liabilities	1,452,605

NET ASSETS	$1,199,847,684

Net assets were comprised of:
Paid in capital	$1,089,598,302
Accumulated undistributed net investment income (loss)	75,204
Accumulated undistributed net realized gain (loss)	11,633,758
Net unrealized appreciation (depreciation)	98,540,420

Net assets	$1,199,847,684

Class A
Net asset value, offering and redemption price per share, $21,593,546 / 2,283,256 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.46

Class B
Net asset value, offering and redemption price per share, $1,170,151,373 / 123,667,573 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.46

Class K
Net asset value, offering and redemption price per share, $8,102,765 / 858,408 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.44

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Dividends ($17,426,365 of dividend income received from affiliates)	$17,444,913
Interest	4,409

Total income	17,449,322

EXPENSES
Distribution fees – Class B	3,081,643
Administrative fees	1,757,182
Investment management fees	1,263,057
Custodian fees	162,600
Printing and mailing expenses	149,428
Professional fees	88,642
Distribution fees – Class A	59,213
Trustees’ fees	38,616
Miscellaneous	23,988

Gross expenses	6,624,369
Less: Waiver from investment manager	(760,391)

Net expenses	5,863,978

NET INVESTMENT INCOME (LOSS)	11,585,344

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($21,140,232 of realized gain (loss) from affiliates)	21,140,645
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	11,905,758

Net realized gain (loss)	33,046,403

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	16,901,351

NET REALIZED AND UNREALIZED GAIN (LOSS)	49,947,754

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$61,533,098

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,585,344	$12,228,790
Net realized gain (loss)	33,046,403	20,245,201
Net change in unrealized appreciation (depreciation)	16,901,351	8,863,710

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	61,533,098	41,337,701

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(269,071)	(228,498)
Class B	(13,272,285)	(12,822,549)
Class K	(111,267)	(57,277)

	(13,652,623)	(13,108,324)

Distributions from net realized capital gains
Class A	(586,197)	(311,644)
Class B	(29,160,111)	(17,578,514)
Class K	(199,650)	(62,645)

	(29,945,958)	(17,952,803)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(43,598,581)	(31,061,127)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 580,117 and 370,229 shares, respectively ]	5,550,717	3,499,242
Capital shares issued in reinvestment of dividends and distributions [ 90,084 and 57,365 shares, respectively ]	855,268	540,142
Capital shares repurchased [ (912,222) and (639,476) shares, respectively ]	(8,706,162)	(6,046,895)

Total Class A transactions	(2,300,177)	(2,007,511)

Class B
Capital shares sold [ 7,988,644 and 20,575,512 shares, respectively ]	76,513,018	193,341,983
Capital shares issued in reinvestment of dividends and distributions [ 4,466,761 and 3,226,978 shares, respectively ]	42,432,396	30,401,063
Capital shares repurchased [ (30,717,614) and (30,643,742) shares, respectively ]	(293,266,822)	(289,192,556)

Total Class B transactions	(174,321,408)	(65,449,510)

Class K
Capital shares sold [ 418,400 and 217,769 shares, respectively ]	4,005,807	2,071,494
Capital shares issued in reinvestment of dividends and distributions [ 32,807 and 12,763 shares, respectively ]	310,917	119,922
Capital shares repurchased [ (96,446) and (120,315) shares, respectively ]	(926,569)	(1,142,246)

Total Class K transactions	3,390,155	1,049,170

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(173,231,430)	(66,407,851)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(155,296,913)	(56,131,277)
NET ASSETS:
Beginning of year	1,355,144,597	1,411,275,874

End of year (a)	$1,199,847,684	$1,355,144,597

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$75,204	$63,560

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2017		2016		2015		2014		2013
Net asset value, beginning of year	$9.34		$9.29		$9.55		$9.67		$9.60

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.08		0.06		0.05		0.05
Net realized and unrealized gain (loss)	0.37		0.18		(0.07)		0.20		0.36

Total from investment operations	0.47		0.26		(0.01)		0.25		0.41

Less distributions:
Dividends from net investment income	(0.11)		(0.09)		(0.08)		(0.08)		(0.09)
Distributions from net realized gains	(0.24)		(0.12)		(0.17)		(0.29)		(0.25)

Total dividends and distributions	(0.35)		(0.21)		(0.25)		(0.37)		(0.34)

Net asset value, end of year	$9.46		$9.34		$9.29		$9.55		$9.67

Total return	5.03%		2.84%		(0.16)%		2.61%		4.32%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$21,594		$23,596		$25,419		$27,181		$28,762
Ratio of expenses to average net assets:
After waivers (f)	0.47	%(j)	0.46	%(j)	0.47	%(j)	0.46	%(j)	0.45	%(j)
Before waivers (f)	0.53%		0.53%		0.52%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.99%		0.86%		0.64%		0.53%		0.53%
Before waivers (f)(x)	0.93%		0.80%		0.60%		0.46%		0.46%
Portfolio turnover rate^	9%		12%		10%		7%		9%

	Year Ended December 31,
Class B	2017		2016		2015		2014		2013
Net asset value, beginning of year	$9.35		$9.29		$9.56		$9.68		$9.61

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.08		0.06		0.05		0.04
Net realized and unrealized gain (loss)	0.37		0.19		(0.08)		0.20		0.37

Total from investment operations	0.46		0.27		(0.02)		0.25		0.41

Less distributions:
Dividends from net investment income	(0.11)		(0.09)		(0.08)		(0.08)		(0.09)
Distributions from net realized gains	(0.24)		(0.12)		(0.17)		(0.29)		(0.25)

Total dividends and distributions	(0.35)		(0.21)		(0.25)		(0.37)		(0.34)

Net asset value, end of year	$9.46		$9.35		$9.29		$9.56		$9.68

Total return	4.91%		2.95%		(0.26)%		2.61%		4.32%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,170,151		$1,326,851		$1,382,210		$1,528,163		$1,779,026
Ratio of expenses to average net assets:
After waivers (f)	0.47	%(j)	0.46	%(j)	0.47	%(j)	0.46	%(j)	0.45	%(j)
Before waivers (f)	0.53%		0.53%		0.52%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.91%		0.86%		0.66%		0.53%		0.43%
Before waivers (f)(x)	0.85%		0.80%		0.61%		0.45%		0.36%
Portfolio turnover rate^	9%		12%		10%		7%		9%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2017		2016		2015		2014		2013
Net asset value, beginning of year	$9.33		$9.27		$9.54		$9.66		$9.59

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.12		0.11		0.13		0.16
Net realized and unrealized gain (loss)	0.34		0.18		(0.11)		0.15		0.28

Total from investment operations	0.48		0.30		—	#	0.28		0.44

Less distributions:
Dividends from net investment income	(0.13)		(0.12)		(0.10)		(0.11)		(0.12)
Distributions from net realized gains	(0.24)		(0.12)		(0.17)		(0.29)		(0.25)

Total dividends and distributions	(0.37)		(0.24)		(0.27)		(0.40)		(0.37)

Net asset value, end of year	$9.44		$9.33		$9.27		$9.54		$9.66

Total return	5.18%		3.21%		(0.02)%		2.87%		4.59%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,103		$4,697		$3,647		$2,473		$1,004
Ratio of expenses to average net assets:
After waivers (f)	0.22	%(j)	0.21	%(j)	0.22	%(j)	0.21	%(j)	0.20	%(j)
Before waivers (f)	0.28%		0.28%		0.27%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.49%		1.31%		1.12%		1.32%		1.58%
Before waivers (f)(x)	1.43%		1.25%		1.08%		1.25%		1.50%
Portfolio turnover rate^	9%		12%		10%		7%		9%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/17
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	8.79%	5.17%	3.38%
Portfolio – Class B Shares	8.78	5.19	3.28
Portfolio – Class K Shares*	9.05	5.43	5.79
AXA Conservative-Plus Allocation Index	8.61	5.88	4.65
S&P 500® Index	21.83	15.79	8.50
Bloomberg Barclays U.S. Intermediate Government Bond Index	1.14	0.92	2.70
* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 8.78% for the year ended December 31, 2017. This compares to the returns of the following benchmarks over the same period: the AXA Conservative-Plus Allocation Index, the S&P 500® Index and the Bloomberg Barclays U.S. Intermediate Government Bond Index, which returned 8.61%, 21.83% and 1.14%, respectively.

Portfolio Highlights

In 2017, the Portfolio slightly outperformed its composite benchmark. The Portfolio’s positive gains were primarily provided by above-average returns from its modest allocation to global equities. The bond allocation, while a larger percentage of the Portfolio’s assets, offered lower returns. Looking at the Portfolio’s major sector returns:

•	Growth-style large-cap U.S. equities rose in 2017, with steadily impressive gains. Markets were led by a rally in technology shares, strong economic growth and relatively low inflation.

•	International equities surged to multi-year highs in 2017. Markets were led by the rally in technology shares, strong economic growth, benign inflation and stronger corporate fundamentals.

•

The strong U.S. economic environment also brought gains for U.S. mid-cap companies. Top-performing technology, health care and industrials stocks drove the bulk of returns in this cap range, while telecommunication services and energy were two sectors with negative returns for the period.

•

In the U.S. government bond market, returns were relatively muted amid stable monetary policy expectations. The longer end of the yield curve remained anchored throughout the year, resulting in a flattening of the yield curve as the U.S. Federal Reserve’s actions pushed short-term rates upwards.

How did derivatives contribute/detract from performance during the year?

•

The Portfolio maintains, or may invest in other portfolios that maintain, exposure to exchange-traded index futures, for purposes of liquidity and/or to adjust the Portfolio’s equity exposure during periods of high market volatility. The derivatives are typically offset by a roughly equal allocation to cash and cash equivalents, and had a minimal impact on performance relative to the index.

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of December 31, 2017
Fixed Income	58.3%
Equity	41.7

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2017
EQ/Intermediate Government Bond Portfolio	23.8%
EQ/Core Bond Index Portfolio	16.8
ATM Large Cap Managed Volatility Portfolio	10.7
EQ/PIMCO Ultra Short Bond Portfolio	8.7
ATM International Managed Volatility Portfolio	4.2
AXA Large Cap Core Managed Volatility Portfolio	3.2
Multimanager Core Bond Portfolio	2.8
EQ/MFS International Growth Portfolio	2.8
AXA Large Cap Growth Managed Volatility Portfolio	2.2
ATM Small Cap Managed Volatility Portfolio	2.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17 - 12/31/17
Class A
Actual	$1,000.00	$1,041.06	$2.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.57	2.66
Class B
Actual	1,000.00	1,042.11	2.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.57	2.66
Class K
Actual	1,000.00	1,042.50	1.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.83	1.39

*  Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2017

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,214,004	$22,215,907
1290 VT Equity Income Portfolio‡	2,762,611	16,833,299
1290 VT GAMCO Small Company Value Portfolio‡	167,076	10,497,455
1290 VT High Yield Bond Portfolio‡	1,319,602	12,751,871
1290 VT Micro Cap Portfolio‡	337,746	3,908,410
1290 VT Small Cap Value Portfolio‡	951,166	10,025,955
ATM International Managed Volatility Portfolio‡	5,174,525	57,331,864
ATM Large Cap Managed Volatility Portfolio‡	9,828,840	147,290,438
ATM Mid Cap Managed Volatility Portfolio‡	1,239,718	10,304,007
ATM Small Cap Managed Volatility Portfolio‡	2,334,057	30,015,075
AXA Global Equity Managed Volatility Portfolio‡	1,474,596	27,609,449
AXA International Core Managed Volatility Portfolio‡	1,174,840	13,337,596
AXA International Value Managed Volatility Portfolio‡	586,986	8,225,128
AXA Large Cap Core Managed Volatility Portfolio‡	4,022,830	44,417,829
AXA Large Cap Growth Managed Volatility Portfolio‡	931,215	30,890,773
AXA Large Cap Value Managed Volatility Portfolio‡	1,238,293	23,534,888
AXA/AB Small Cap Growth Portfolio‡	685,759	13,958,089
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	235,367	4,132,231
AXA/Loomis Sayles Growth Portfolio‡	1,364,903	11,656,607
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	277,383	3,042,355

EQ/BlackRock Basic Value Equity Portfolio‡	944,612	23,321,696
EQ/Core Bond Index Portfolio‡	23,625,700	232,302,018
EQ/Global Bond PLUS Portfolio‡	2,350,340	21,604,119
EQ/Intermediate Government Bond Portfolio‡	32,218,571	327,805,513
EQ/International Equity Index Portfolio‡	217,119	2,182,099
EQ/JPMorgan Value Opportunities Portfolio‡	1,028,562	20,140,043
EQ/Large Cap Growth Index Portfolio‡	135,875	1,980,997
EQ/MFS International Growth Portfolio‡	4,607,193	38,340,352
EQ/PIMCO Ultra Short Bond Portfolio‡	12,125,443	120,357,502
EQ/Quality Bond PLUS Portfolio‡	3,485,486	29,535,744
EQ/T. Rowe Price Growth Stock Portfolio*‡	182,376	8,745,275
Multimanager Core Bond Portfolio‡	3,946,483	38,931,185
Multimanager Mid Cap Growth Portfolio*‡	501,955	5,329,968
Multimanager Mid Cap Value Portfolio‡	377,707	6,408,217

Total Investments in Securities (100.0%) (Cost $1,162,021,963)		1,378,963,954
Other Assets Less Liabilities (0.0%)		281,769

Net Assets (100%)		$1,379,245,723

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio (a)	2,214,004	—	22,690,780	(402,060)	(511)	(72,302)	22,215,907	399,577	18,867
1290 VT Equity Income Portfolio (b)	2,762,611	19,487,648	1,923,020	(5,693,732)	1,467,274	(350,911)	16,833,299	304,257	1,184,623
1290 VT GAMCO Small Company Value Portfolio (c)	167,076	10,485,816	1,008,781	(1,753,228)	826,275	(70,189)	10,497,455	84,558	726,308
1290 VT High Yield Bond Portfolio (d)	1,319,602	13,111,093	782,997	(1,365,178)	4,583	218,376	12,751,871	631,769	—
1290 VT Micro Cap Portfolio (e)	337,746	3,142,188	288,054	(50,258)	3,399	525,027	3,908,410	8,772	276,490
1290 VT Small Cap Value Portfolio (f)(aa)	951,166	6,057,103	631,831	(1,092,757)	12,632	690,915	10,025,955	75,347	430,230

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM International Managed Volatility Portfolio	5,174,525	54,299,030	2,137,858	(10,263,168)	310,765	10,847,379	57,331,864	1,292,481	50,925
ATM Large Cap Managed Volatility Portfolio	9,828,840	148,604,090	12,174,408	(31,562,117)	7,332,032	10,742,025	147,290,438	2,003,126	7,895,260
ATM Mid Cap Managed Volatility Portfolio	1,239,718	9,650,496	1,157,237	(876,614)	23,855	349,033	10,304,007	96,416	961,864
ATM Small Cap Managed Volatility Portfolio	2,334,057	28,895,998	2,647,961	(3,068,148)	192,161	1,347,103	30,015,075	280,008	2,021,602
AXA Global Equity Managed Volatility Portfolio	1,474,596	30,111,326	545,196	(9,953,743)	2,309,563	4,597,107	27,609,449	341,697	—
AXA International Core Managed Volatility Portfolio	1,174,840	11,898,387	435,170	(1,753,228)	491,763	2,265,504	13,337,596	237,255	—
AXA International Value Managed Volatility Portfolio	586,986	7,340,879	266,988	(876,614)	185,203	1,308,672	8,225,128	168,031	—
AXA Large Cap Core Managed Volatility Portfolio	4,022,830	41,579,592	3,782,247	(6,433,326)	2,274,531	3,214,785	44,417,829	521,721	2,762,947
AXA Large Cap Growth Managed Volatility Portfolio	931,215	28,132,692	3,127,413	(5,547,217)	2,175,123	3,002,762	30,890,773	205,520	2,287,047
AXA Large Cap Value Managed Volatility Portfolio	1,238,293	24,151,571	745,080	(4,068,148)	825,457	1,880,928	23,534,888	398,729	—
AXA/AB Small Cap Growth Portfolio	685,759	12,803,944	1,388,325	(1,803,485)	280,342	1,288,963	13,958,089	65,121	1,122,497
AXA/Franklin Small Cap Value Managed Volatility Portfolio	235,367	3,731,454	388,146	(50,258)	2,975	59,914	4,132,231	31,076	354,278
AXA/Loomis Sayles Growth Portfolio	1,364,903	9,921,839	527,064	(1,702,970)	331,462	2,579,212	11,656,607	44,063	287,878
AXA/Morgan Stanley Small Cap Growth Portfolio	277,383	2,795,145	346,948	(438,307)	21,682	316,887	3,042,355	—	297,470
AXA/Pacific Global Small Cap Value Portfolio (aa)	—	4,068,660	132,182	(171,906)	2,214	(304,919)	—	9,990	102,802
EQ/BlackRock Basic Value Equity Portfolio	944,612	37,673,935	955,115	(17,158,653)	8,483,387	(6,632,088)	23,321,696	372,538	—
EQ/Core Bond Index Portfolio	23,625,700	262,398,710	16,428,347	(46,509,521)	(412,220)	396,702	232,302,018	4,287,510	—
EQ/Global Bond PLUS Portfolio	2,350,340	22,850,649	306,372	(2,629,841)	5,247	1,071,692	21,604,119	9,500	—
EQ/Intermediate Government Bond Portfolio	32,218,571	354,762,211	20,042,925	(45,329,144)	(5,505)	(1,664,974)	327,805,513	3,623,146	188,661
EQ/International Equity Index Portfolio	217,119	5,177,496	58,795	(4,000,000)	858,789	87,019	2,182,099	58,795	—
EQ/JPMorgan Value Opportunities Portfolio	1,028,562	21,425,599	2,121,884	(4,651,545)	967,908	276,197	20,140,043	200,297	1,904,835

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Large Cap Growth Index Portfolio	135,875	2,436,177	232,990	(1,164,148)	559,805	(83,827)	1,980,997	17,745	75,184
EQ/MFS International Growth Portfolio	4,607,193	37,135,502	2,147,147	(10,583,069)	2,601,135	7,039,637	38,340,352	369,163	1,283,197
EQ/PIMCO Ultra Short Bond Portfolio	12,125,443	117,585,003	17,814,667	(15,779,048)	9,111	727,769	120,357,502	1,833,434	—
EQ/Quality Bond PLUS Portfolio	3,485,486	24,114,884	8,230,993	(2,780,614)	135	(29,654)	29,535,744	425,745	—
EQ/T. Rowe Price Growth Stock Portfolio	182,376	7,195,673	793,024	(876,614)	137,435	1,495,757	8,745,275	—	694,067
Multimanager Core Bond Portfolio	3,946,483	35,384,228	7,328,306	(4,095,534)	(263)	314,448	38,931,185	874,621	—
Multimanager Mid Cap Growth Portfolio	501,955	4,235,255	382,615	(50,258)	2,480	759,876	5,329,968	—	379,823
Multimanager Mid Cap Value Portfolio	377,707	6,226,157	111,519	(438,307)	75,003	433,845	6,408,217	62,040	—

Total		1,408,870,430	134,082,385	(244,972,758)	32,355,227	48,628,670	1,378,963,954	19,334,048	25,306,855

(a)	Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond Portfolio.
(b)	Formerly known as EQ/Boston Advisors Equity Income Portfolio.
(c)	Formerly known as EQ/GAMCO Small Company Value Portfolio.
(d)	Formerly known as EQ/High Yield Bond Portfolio.
(e)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.
(f)	Formerly known as AXA/Horizon Small Cap Value Portfolio.
(aa)	As a result of a business combination, after the close of business on May 19, 2017, the Portfolio exchanged its Class K shares in AXA/Pacific Global Small Cap Value Portfolio for Class K shares of the 1290 VT Small Cap Value Portfolio with a value of $3,748,729 (at a cost of $3,726,231), representing 440,287 shares of AXA/Pacific Global Small Cap Value Portfolio and 379,851 shares of 1290 VT Small Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Financial Statements.

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AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,378,963,954	$—	$1,378,963,954

Total Assets	$—	$1,378,963,954	$—	$1,378,963,954

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,378,963,954	$—	$1,378,963,954

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2017.

The Portfolio held no derivatives contracts during the year ended December 31, 2017.

Investment security transactions for the year ended December 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$134,082,385
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$244,972,758

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$226,567,858
Aggregate gross unrealized depreciation	(11,716,568)

Net unrealized appreciation	$214,851,290

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,164,112,664

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $1,162,021,963)	$1,378,963,954
Cash	252,354
Receivable for securities sold	726,511
Other assets	6,403

Total assets	1,379,949,222

LIABILITIES
Distribution fees payable – Class B	282,053
Administrative fees payable	161,339
Investment management fees payable	102,188
Trustees’ fees payable	30,283
Distribution fees payable – Class A	3,910
Accrued expenses	123,726

Total liabilities	703,499

NET ASSETS	$1,379,245,723

Net assets were comprised of:
Paid in capital	$1,139,849,642
Accumulated undistributed net investment income (loss)	392,688
Accumulated undistributed net realized gain (loss)	22,061,402
Net unrealized appreciation (depreciation)	216,941,991

Net assets	$1,379,245,723

Class A
Net asset value, offering and redemption price per share, $17,938,588 / 1,802,331 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.95

Class B
Net asset value, offering and redemption price per share, $1,325,941,594 / 133,147,517 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.96

Class K
Net asset value, offering and redemption price per share, $35,365,541 / 3,552,713 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.95

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Dividends ($19,334,048 of dividend income received from affiliates)	$19,339,749
Interest	2,713

Total income	19,342,462

EXPENSES
Distribution fees – Class B	3,354,746
Administrative fees	1,943,856
Investment management fees	1,397,419
Custodian fees	201,100
Printing and mailing expenses	165,677
Professional fees	94,319
Distribution fees – Class A	44,508
Trustees’ fees	41,609
Miscellaneous	25,815

Gross expenses	7,269,049
Less: Waiver from investment manager	(44,210)

Net expenses	7,224,839

NET INVESTMENT INCOME (LOSS)	12,117,623

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($32,355,227 of realized gain (loss) from affiliates)	32,355,957
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	25,306,855

Net realized gain (loss)	57,662,812

Net change in unrealized appreciation (depreciation) on investments in securities ($48,628,670 of change in unrealized appreciation (depreciation) from affiliates)	48,628,712

NET REALIZED AND UNREALIZED GAIN (LOSS)	106,291,524

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$118,409,147

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,117,623	$11,798,479
Net realized gain (loss)	57,662,812	36,300,985
Net change in unrealized appreciation (depreciation)	48,628,712	18,141,280

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	118,409,147	66,240,744

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(220,945)	(168,122)
Class B	(15,618,717)	(12,584,803)
Class K	(500,016)	(438,208)

	(16,339,678)	(13,191,133)

Distributions from net realized capital gains
Class A	(583,893)	(482,943)
Class B	(42,471,571)	(36,020,804)
Class K	(1,139,171)	(969,519)

	(44,194,635)	(37,473,266)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(60,534,313)	(50,664,399)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 381,682 and 510,758 shares, respectively ]	3,825,583	4,846,027
Capital shares issued in reinvestment of dividends and distributions [ 80,782 and 67,441 shares, respectively ]	804,838	651,065
Capital shares repurchased [ (557,186) and (620,727) shares, respectively ]	(5,535,328)	(5,977,502)

Total Class A transactions	(904,907)	(480,410)

Class B
Capital shares sold [ 7,526,493 and 11,158,996 shares, respectively ]	74,998,817	106,853,227
Capital shares issued in reinvestment of dividends and distributions [ 5,826,806 and 5,032,470 shares, respectively ]	58,090,288	48,605,607
Capital shares repurchased [ (21,844,356) and (23,992,859) shares, respectively ]	(217,457,921)	(230,020,687)

Total Class B transactions	(84,368,816)	(74,561,853)

Class K
Capital shares sold [ 286,350 and 441,181 shares, respectively ]	2,855,205	4,252,255
Capital shares issued in reinvestment of dividends and distributions [ 164,436 and 145,856 shares, respectively ]	1,639,187	1,407,727
Capital shares repurchased [ (814,267) and (553,847) shares, respectively ]	(8,216,955)	(5,338,374)

Total Class K transactions	(3,722,563)	321,608

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(88,996,286)	(74,720,655)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,121,452)	(59,144,310)
NET ASSETS:
Beginning of year	1,410,367,175	1,469,511,485

End of year (a)	$1,379,245,723	$1,410,367,175

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$392,688	$193,336

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2017		2016		2015		2014		2013
Net asset value, beginning of year	$9.56		$9.46		$9.96		$10.15		$9.64

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.08		0.05		0.05		0.05
Net realized and unrealized gain (loss)	0.75		0.37		(0.12)		0.27		0.92

Total from investment operations	0.84		0.45		(0.07)		0.32		0.97

Less distributions:
Dividends from net investment income	(0.12)		(0.09)		(0.08)		(0.10)		(0.14)
Distributions from net realized gains	(0.33)		(0.26)		(0.35)		(0.41)		(0.32)

Total dividends and distributions	(0.45)		(0.35)		(0.43)		(0.51)		(0.46)

Net asset value, end of year	$9.95		$9.56		$9.46		$9.96		$10.15

Total return	8.79%		4.73%		(0.67)%		3.19%		10.17%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$17,939		$18,136		$18,349		$20,884		$22,020
Ratio of expenses to average net assets:
After waivers (f)	0.52	%(j)	0.52	%(j)	0.53	%(j)	0.51	%(j)	0.51	%(j)
Before waivers (f)	0.53%		0.53%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.93%		0.79%		0.53%		0.48%		0.52%
Before waivers (f)(x)	0.93%		0.78%		0.53%		0.47%		0.50%
Portfolio turnover rate^	10%		11%		8%		10%		12%

	Year Ended December 31,
Class B	2017		2016		2015		2014		2013
Net asset value, beginning of year	$9.57		$9.46		$9.96		$10.16		$9.64

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.08		0.05		0.05		0.05
Net realized and unrealized gain (loss)	0.75		0.38		(0.12)		0.26		0.93

Total from investment operations	0.84		0.46		(0.07)		0.31		0.98

Less distributions:
Dividends from net investment income	(0.12)		(0.09)		(0.08)		(0.10)		(0.14)
Distributions from net realized gains	(0.33)		(0.26)		(0.35)		(0.41)		(0.32)

Total dividends and distributions	(0.45)		(0.35)		(0.43)		(0.51)		(0.46)

Net asset value, end of year	$9.96		$9.57		$9.46		$9.96		$10.16

Total return	8.78%		4.84%		(0.67)%		3.08%		10.28%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,325,942		$1,354,790		$1,414,428		$1,607,870		$1,811,723
Ratio of expenses to average net assets:
After waivers (f)	0.52	%(j)	0.52	%(j)	0.53	%(j)	0.51	%(j)	0.51	%(j)
Before waivers (f)	0.53%		0.53%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.86%		0.81%		0.54%		0.46%		0.49%
Before waivers (f)(x)	0.86%		0.80%		0.54%		0.45%		0.47%
Portfolio turnover rate^	10%		11%		8%		10%		12%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2017		2016		2015		2014		2013
Net asset value, beginning of year	$9.56		$9.46		$9.96		$10.15		$9.64

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.11		0.08		0.08		0.08
Net realized and unrealized gain (loss)	0.76		0.37		(0.12)		0.27		0.92

Total from investment operations	0.87		0.48		(0.04)		0.35		1.00

Less distributions:
Dividends from net investment income	(0.15)		(0.12)		(0.11)		(0.13)		(0.17)
Distributions from net realized gains	(0.33)		(0.26)		(0.35)		(0.41)		(0.32)

Total dividends and distributions	(0.48)		(0.38)		(0.46)		(0.54)		(0.49)

Net asset value, end of year	$9.95		$9.56		$9.46		$9.96		$10.15

Total return	9.05%		4.99%		(0.42)%		3.44%		10.45%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$35,366		$37,441		$36,735		$40,720		$41,040
Ratio of expenses to average net assets:
After waivers (f)	0.27	%(j)	0.27	%(j)	0.28	%(j)	0.26	%(j)	0.26	%(j)
Before waivers (f)	0.28%		0.28%		0.28%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.07%		1.10%		0.79%		0.75%		0.78%
Before waivers (f)(x)	1.06%		1.09%		0.79%		0.73%		0.76%
Portfolio turnover rate^	10%		11%		8%		10%		12%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA MODERATE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/17
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	11.00%	6.20%	3.48%
Portfolio – Class B Shares	11.00	6.21	3.37
Portfolio – Class K Shares*	11.34	6.48	6.85
AXA Moderate Allocation Index	10.63	6.97	5.00
S&P 500® Index	21.83	15.79	8.50
Bloomberg Barclays U.S. Intermediate Government Bond Index	1.14	0.92	2.70
* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 11.00% for the year ended December 31, 2017. This compares to the returns of the following benchmarks over the same period: the AXA Moderate Allocation Index, the S&P 500® Index and the Bloomberg Barclays U.S. Intermediate Government Bond Index, which returned 10.63%, 21.83% and 1.14%, respectively.

Portfolio Highlights

In 2017, the Portfolio slightly outperformed its composite benchmark. The Portfolio’s positive gains were primarily provided by above-average returns from its allocation to global equities. The bond allocation, while a roughly equal percentage of the Portfolio’s assets, offered considerably lower returns. Looking at the Portfolio’s major sector returns:

•	Growth-style large-cap U.S. equities rose in 2017, with steadily impressive gains. Markets were led by a rally in technology shares, strong economic growth and relatively low inflation.

•	International equities surged to multi-year highs in 2017. Markets were led by the rally in technology shares, strong economic growth, benign inflation and stronger corporate fundamentals.

•

The strong U.S. economic environment also brought gains for U.S. mid-cap companies. Top-performing technology, health care and industrials stocks drove the bulk of returns in this cap range, while telecommunication services and energy were two sectors with negative returns for the period.

•

In the U.S. government bond market, returns were relatively muted amid stable monetary policy expectations. The longer end of the yield curve remained anchored throughout the year, resulting in a flattening of the yield curve as the U.S. Federal Reserve’s actions pushed short-term rates upwards.

How did derivatives contribute/detract from performance during the year?

•

The Portfolio maintains, or may invest in other portfolios that maintain, exposure to exchange-traded index futures, for purposes of liquidity and/or to adjust the Portfolio’s equity exposure during periods of high market volatility. The derivatives are typically offset by a roughly equal allocation to cash and cash equivalents, and had a minimal impact on performance relative to the index.

AXA MODERATE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of December 31, 2017
Equity	51.7%
Fixed Income	48.3

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2017
EQ/Intermediate Government Bond Portfolio	19.5%
EQ/Core Bond Index Portfolio	14.1
ATM Large Cap Managed Volatility Portfolio	12.2
EQ/PIMCO Ultra Short Bond Portfolio	6.8
ATM International Managed Volatility Portfolio	5.9
EQ/MFS International Growth Portfolio	4.5
AXA Large Cap Core Managed Volatility Portfolio	3.1
ATM Small Cap Managed Volatility Portfolio	3.0
AXA Global Equity Managed Volatility Portfolio	2.7
Multimanager Core Bond Portfolio	2.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17 - 12/31/17
Class A
Actual	$1,000.00	$1,051.91	$2.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.63	2.60
Class B
Actual	1,000.00	1,052.31	2.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.63	2.60
Class K
Actual	1,000.00	1,053.65	1.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.89	1.33

*  Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.51%, 0.51% and 0.26%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2017

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	11,140,870	$111,790,460
1290 VT Equity Income Portfolio‡	16,867,665	102,779,031
1290 VT GAMCO Small Company Value Portfolio‡	1,902,508	119,535,635
1290 VT High Yield Bond Portfolio‡	6,472,503	62,546,546
1290 VT Micro Cap Portfolio‡	2,220,605	25,696,909
1290 VT Small Cap Value Portfolio‡	6,212,945	65,488,795
ATM International Managed Volatility Portfolio‡	43,093,123	477,456,204
ATM Large Cap Managed Volatility Portfolio‡	65,467,351	981,063,359
ATM Mid Cap Managed Volatility Portfolio‡	6,905,580	57,396,224
ATM Small Cap Managed Volatility Portfolio‡	18,617,041	239,408,035
AXA Global Equity Managed Volatility Portfolio‡	11,475,310	214,856,744
AXA International Core Managed Volatility Portfolio‡	11,096,196	125,971,668
AXA International Value Managed Volatility Portfolio‡	3,941,503	55,230,270
AXA Large Cap Core Managed Volatility Portfolio‡	22,441,605	247,787,604
AXA Large Cap Growth Managed Volatility Portfolio‡	5,354,970	177,638,030
AXA Large Cap Value Managed Volatility Portfolio‡	7,775,615	147,782,686
AXA/AB Small Cap Growth Portfolio‡	9,486,351	193,087,142
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	1,812,711	31,824,973
AXA/Loomis Sayles Growth Portfolio‡	10,642,301	90,887,835
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	4,270,092	46,834,579

EQ/BlackRock Basic Value Equity Portfolio‡	5,873,706	145,016,978
EQ/Core Bond Index Portfolio‡	114,802,478	1,128,806,657
EQ/Global Bond PLUS Portfolio‡	11,479,654	105,519,975
EQ/Intermediate Government Bond Portfolio‡	153,830,154	1,565,133,721
EQ/International Equity Index Portfolio‡	1,306,100	13,126,613
EQ/JPMorgan Value Opportunities Portfolio‡	6,358,593	124,506,204
EQ/Large Cap Growth Index Portfolio‡	822,681	11,994,306
EQ/MFS International Growth Portfolio‡	43,860,150	364,997,461
EQ/PIMCO Ultra Short Bond Portfolio‡	55,052,669	546,454,414
EQ/Quality Bond PLUS Portfolio‡	19,183,008	162,555,349
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,065,693	51,102,026
Multimanager Core Bond Portfolio‡	19,901,167	196,320,632
Multimanager Mid Cap Growth Portfolio*‡	1,014,684	10,774,348
Multimanager Mid Cap Value Portfolio‡	1,754,167	29,761,402

Total Investments in Securities (100.0%) (Cost $6,556,534,986)		8,031,132,815
Other Assets Less Liabilities (0.0%)		2,070,246

Net Assets (100%)		$8,033,203,061

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio (a)	11,140,870	—	114,279,913	(2,102,056)	(2,538)	(384,859)	111,790,460	2,010,003	94,910
1290 VT Equity Income Portfolio (b)	16,867,665	125,999,151	9,326,085	(39,495,935)	7,947,744	(998,014)	102,779,031	1,859,035	7,246,121
1290 VT GAMCO Small Company Value Portfolio (c)	1,902,508	111,141,424	9,230,715	(9,066,193)	1,329,440	6,900,249	119,535,635	959,106	8,197,967
1290 VT High Yield Bond Portfolio (d)	6,472,503	59,441,422	3,094,946	(900,881)	758	910,301	62,546,546	3,094,946	—
1290 VT Micro Cap Portfolio (e)	2,220,605	22,365,113	1,891,946	(2,191,475)	93,178	3,538,147	25,696,909	57,612	1,815,923
1290 VT Small Cap Value Portfolio (f)(aa)	6,212,945	34,163,998	3,336,548	(3,619,648)	(12,706)	5,974,621	65,488,795	491,767	2,807,986

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM International Managed Volatility Portfolio	43,093,123	471,652,920	11,742,056	(102,593,068)	3,625,848	93,028,448	477,456,204	10,765,560	424,175
ATM Large Cap Managed Volatility Portfolio	65,467,351	964,429,400	66,799,587	(168,464,920)	41,215,779	77,083,513	981,063,359	13,332,180	52,528,464
ATM Mid Cap Managed Volatility Portfolio	6,905,580	59,263,996	5,971,648	(10,274,424)	(361,897)	2,796,901	57,396,224	538,434	5,377,981
ATM Small Cap Managed Volatility Portfolio	18,617,041	230,469,524	18,544,106	(21,914,748)	1,895,022	10,414,131	239,408,035	2,233,350	16,126,648
AXA Global Equity Managed Volatility Portfolio	11,475,310	192,902,685	2,825,888	(26,923,273)	(607,920)	46,659,364	214,856,744	2,660,192	—
AXA International Core Managed Volatility Portfolio	11,096,196	110,859,418	2,349,221	(13,148,849)	4,169,931	21,741,947	125,971,668	2,238,757	—
AXA International Value Managed Volatility Portfolio	3,941,503	50,411,332	1,185,295	(6,574,424)	(410,816)	10,618,883	55,230,270	1,130,063	—
AXA Large Cap Core Managed Volatility Portfolio	22,441,605	242,087,653	18,510,939	(44,715,335)	17,073,610	14,830,737	247,787,604	2,912,111	15,414,721
AXA Large Cap Growth Managed Volatility Portfolio	5,354,970	172,706,765	14,608,097	(41,823,860)	20,919,916	11,227,112	177,638,030	1,182,490	13,259,911
AXA Large Cap Value Managed Volatility Portfolio	7,775,615	182,490,003	2,669,662	(55,922,979)	31,490,896	(12,944,896)	147,782,686	2,503,965	—
AXA/AB Small Cap Growth Portfolio	9,486,351	173,012,760	16,526,619	(17,832,092)	1,601,351	19,778,504	193,087,142	898,487	15,480,846
AXA/Franklin Small Cap Value Managed Volatility Portfolio	1,812,711	30,507,574	2,980,991	(2,191,475)	1,197,212	(669,329)	31,824,973	238,912	2,723,668
AXA/Loomis Sayles Growth Portfolio	10,642,301	80,058,294	2,660,982	(15,765,899)	3,994,312	19,940,146	90,887,835	343,452	2,243,887
AXA/Morgan Stanley Small Cap Growth Portfolio	4,270,092	41,536,960	4,605,155	(4,382,950)	352,136	4,723,278	46,834,579	—	4,568,334
AXA/Pacific Global Small Cap Value Portfolio (aa)	—	29,242,738	820,362	(763,302)	619	(3,654,435)	—	72,657	747,679
EQ/BlackRock Basic Value Equity Portfolio	5,873,706	199,030,866	2,537,521	(67,096,816)	31,789,019	(21,243,612)	145,016,978	2,316,592	—
EQ/Core Bond Index Portfolio	114,802,478	1,265,996,322	69,006,362	(206,227,623)	(1,674,352)	1,705,948	1,128,806,657	20,828,080	—
EQ/Global Bond PLUS Portfolio	11,479,654	112,889,272	157,019	(12,848,555)	(198,496)	5,520,735	105,519,975	46,555	—
EQ/Intermediate Government Bond Portfolio	153,830,154	1,674,101,454	87,038,061	(187,981,825)	(132,225)	(7,891,744)	1,565,133,721	17,293,144	898,418
EQ/International Equity Index Portfolio	1,306,100	23,293,971	353,684	(15,000,000)	743,918	3,735,040	13,126,613	353,684	—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/JPMorgan Value Opportunities Portfolio	6,358,593	120,003,609	12,970,344	(15,502,056)	2,535,298	4,499,009	124,506,204	1,238,692	11,731,652
EQ/Large Cap Growth Index Portfolio	822,681	12,562,031	598,381	(3,782,362)	1,902,277	713,979	11,994,306	107,443	454,116
EQ/MFS International Growth Portfolio	43,860,150	325,740,452	15,956,210	(61,689,759)	13,825,084	71,165,474	364,997,461	3,511,395	12,205,475
EQ/PIMCO Ultra Short Bond Portfolio	55,052,669	512,504,078	96,578,258	(65,744,243)	44,893	3,071,428	546,454,414	8,325,937	—
EQ/Quality Bond PLUS Portfolio	19,183,008	119,302,615	55,416,715	(11,858,255)	471	(306,197)	162,555,349	2,324,661	—
EQ/T. Rowe Price Growth Stock Portfolio	1,065,693	56,103,508	4,179,142	(22,782,950)	5,992,847	7,609,479	51,102,026	—	4,142,320
Multimanager Core Bond Portfolio	19,901,167	164,143,779	46,947,946	(16,241,204)	1,031	1,469,080	196,320,632	4,219,071	—
Multimanager Mid Cap Growth Portfolio	1,014,684	11,328,464	763,800	(3,250,000)	649,697	1,282,387	10,774,348	—	763,800
Multimanager Mid Cap Value Portfolio	1,754,167	32,612,565	306,775	(5,691,475)	2,279,207	254,330	29,761,402	288,364	—

Total		8,014,356,116	706,770,979	(1,286,364,909)	193,270,544	403,100,085	8,031,132,815	110,376,697	179,255,002

(a)	Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond Portfolio.
(b)	Formerly known as EQ/Boston Advisors Equity Income Portfolio.
(c)	Formerly known as EQ/GAMCO Small Company Value Portfolio.
(d)	Formerly known as EQ/High Yield Bond Portfolio.
(e)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.
(f)	Formerly known as 1290 VT Small Cap Value Portfolio.
(aa)	As a result of a business combination, after the close of business on May 19, 2017, the Portfolio exchanged its Class K shares in AXA/Pacific Global Small Cap Value Portfolio for Class K shares of the 1290 VT Small Cap Value Portfolio with a value of $27,264,423 (at a cost of $25,645,982), representing 3,202,198 shares of AXA/Pacific Global Small Cap Value Portfolio and 2,762,648 shares of 1290 VT Small Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$8,031,132,815	$—	$8,031,132,815

Total Assets	$—	$8,031,132,815	$—	$8,031,132,815

Total Liabilities	$—	$—	$—	$—

Total	$—	$8,031,132,815	$—	$8,031,132,815

There were no transfers between Levels 1, 2 or 3 during year ended December 31, 2017.

The Portfolio held no derivatives contracts during year ended December 31, 2017.

Investment security transactions for the year ended December 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$706,770,979
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,286,364,909

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,509,763,917
Aggregate gross unrealized depreciation	(63,818,415)

Net unrealized appreciation	$1,445,945,502

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,585,187,313

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $6,556,534,986)	$8,031,132,815
Cash	2,081,920
Receivable for securities sold	3,600,117
Other assets	36,899

Total assets	8,036,851,751

LIABILITIES
Distribution fees payable – Class B	1,196,936
Administrative fees payable	939,026
Investment management fees payable	640,865
Distribution fees payable – Class A	447,446
Trustees’ fees payable	178,338
Accrued expenses	246,079

Total liabilities	3,648,690

NET ASSETS	$8,033,203,061

Net assets were comprised of:
Paid in capital	$6,419,210,420
Accumulated undistributed net investment income (loss)	2,819,459
Accumulated undistributed net realized gain (loss)	136,575,353
Net unrealized appreciation (depreciation)	1,474,597,829

Net assets	$8,033,203,061

Class A
Net asset value, offering and redemption price per share, $2,092,057,856 / 145,146,847 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.41

Class B
Net asset value, offering and redemption price per share, $5,634,277,775 / 393,932,682 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.30

Class K
Net asset value, offering and redemption price per share, $306,867,430 / 21,287,033 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.42

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Dividends ($110,376,697 of dividend income received from affiliates)	$110,403,708
Interest	13,552

Total income	110,417,260

EXPENSES
Distribution fees – Class B	14,166,825
Administrative fees	11,218,365
Investment management fees	7,895,948
Distribution fees – Class A	5,245,207
Printing and mailing expenses	967,845
Professional fees	345,426
Custodian fees	239,900
Trustees’ fees	238,286
Miscellaneous	146,322

Total expenses	40,464,124

NET INVESTMENT INCOME (LOSS)	69,953,136

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($193,270,544 of realized gain (loss) from affiliates)	193,400,872
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	179,255,002

Net realized gain (loss)	372,655,874

Net change in unrealized appreciation (depreciation) on investments in securities ($403,100,085 of change in unrealized appreciation (depreciation) from affiliates)	403,100,511

NET REALIZED AND UNREALIZED GAIN (LOSS)	775,756,385

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$845,709,521

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$69,953,136	$63,762,355
Net realized gain (loss)	372,655,874	226,961,652
Net change in unrealized appreciation (depreciation)	403,100,511	131,044,928

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	845,709,521	421,768,935

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(25,655,738)	(18,460,336)
Class B	(68,787,288)	(50,697,664)
Class K	(4,433,727)	(3,282,979)

	(98,876,753)	(72,440,979)

Distributions from net realized capital gains
Class A	(69,723,452)	(64,877,694)
Class B	(187,534,553)	(180,006,124)
Class K	(10,044,492)	(8,975,014)

	(267,302,497)	(253,858,832)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(366,179,250)	(326,299,811)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 3,615,344 and 3,516,952 shares, respectively ]	51,643,423	47,835,103
Capital shares issued in reinvestment of dividends and distributions [ 6,622,842 and 6,067,931 shares, respectively ]	95,379,190	83,338,030
Capital shares repurchased [ (17,011,688) and (15,759,330) shares, respectively ]	(243,469,221)	(214,514,532)

Total Class A transactions	(96,446,608)	(83,341,399)

Class B
Capital shares sold [ 6,441,450 and 8,595,102 shares, respectively ]	91,281,549	116,060,897
Capital shares issued in reinvestment of dividends and distributions [ 17,934,892 and 16,920,444 shares, respectively ]	256,321,841	230,703,788
Capital shares repurchased [ (50,783,200) and (58,053,845) shares, respectively ]	(720,301,825)	(781,660,719)

Total Class B transactions	(372,698,435)	(434,896,034)

Class K
Capital shares sold [ 1,248,438 and 797,124 shares, respectively ]	17,754,238	10,767,605
Capital shares issued in reinvestment of dividends and distributions [ 1,004,809 and 892,465 shares, respectively ]	14,478,219	12,257,993
Capital shares repurchased [ (2,100,516) and (1,888,623) shares, respectively ]	(30,192,512)	(25,834,673)

Total Class K transactions	2,039,945	(2,809,075)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(467,105,098)	(521,046,508)

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,425,173	(425,577,384)
NET ASSETS:
Beginning of year	8,020,777,888	8,446,355,272

End of year (a)	$8,033,203,061	$8,020,777,888

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,819,459	$1,682,502

See Notes to Financial Statements.

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AXA MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2017		2016		2015		2014		2013
Net asset value, beginning of year	$13.59		$13.43		$14.18		$14.55		$13.45

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.11		0.08		0.07		0.08
Net realized and unrealized gain (loss)	1.37		0.60		(0.20)		0.37		1.66

Total from investment operations	1.49		0.71		(0.12)		0.44		1.74

Less distributions:
Dividends from net investment income	(0.18)		(0.12)		(0.12)		(0.16)		(0.23)
Distributions from net realized gains	(0.49)		(0.43)		(0.51)		(0.65)		(0.41)

Total dividends and distributions	(0.67)		(0.55)		(0.63)		(0.81)		(0.64)

Net asset value, end of year	$14.41		$13.59		$13.43		$14.18		$14.55

Total return	11.00%		5.35%		(0.84)%		3.04%		13.07%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,092,058		$2,064,205		$2,122,648		$2,307,372		$2,408,537
Ratio of expenses to average net assets:
After waivers (f)	0.51	%(m)	0.52	%(k)	0.51	%(m)	0.53	%(n)	0.53	%(o)
Before waivers (f)	0.51%		0.52%		0.51%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.87%		0.78%		0.53%		0.48%		0.57%
Before waivers (f)(x)	0.87%		0.78%		0.53%		0.48%		0.57%
Portfolio turnover rate^	9%		9%		8%		10%		11%

	Year Ended December 31,
Class B	2017		2016		2015		2014		2013
Net asset value, beginning of year	$13.49		$13.33		$14.09		$14.46		$13.36

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.10		0.07		0.07		0.08
Net realized and unrealized gain (loss)	1.36		0.61		(0.20)		0.37		1.66

Total from investment operations	1.48		0.71		(0.13)		0.44		1.74

Less distributions:
Dividends from net investment income	(0.18)		(0.12)		(0.12)		(0.16)		(0.23)
Distributions from net realized gains	(0.49)		(0.43)		(0.51)		(0.65)		(0.41)

Total dividends and distributions	(0.67)		(0.55)		(0.63)		(0.81)		(0.64)

Net asset value, end of year	$14.30		$13.49		$13.33		$14.09		$14.46

Total return	11.00%		5.38%		(0.92)%		3.06%		13.15%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,634,278		$5,669,408		$6,037,275		$6,809,285		$7,511,631
Ratio of expenses to average net assets:
After waivers (f)	0.51	%(m)	0.52	%(k)	0.51	%(m)	0.53	%(n)	0.53	%(o)
Before waivers (f)	0.51%		0.52%		0.51%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.85%		0.77%		0.52%		0.46%		0.54%
Before waivers (f)(x)	0.85%		0.77%		0.52%		0.46%		0.54%
Portfolio turnover rate^	9%		9%		8%		10%		11%

See Notes to Financial Statements.

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AXA MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2017		2016		2015		2014		2013
Net asset value, beginning of year	$13.59		$13.43		$14.18		$14.55		$13.45

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.14		0.11		0.11		0.12
Net realized and unrealized gain (loss)	1.38		0.61		(0.20)		0.37		1.66

Total from investment operations	1.54		0.75		(0.09)		0.48		1.78

Less distributions:
Dividends from net investment income	(0.22)		(0.16)		(0.15)		(0.20)		(0.27)
Distributions from net realized gains	(0.49)		(0.43)		(0.51)		(0.65)		(0.41)

Total dividends and distributions	(0.71)		(0.59)		(0.66)		(0.85)		(0.68)

Net asset value, end of year	$14.42		$13.59		$13.43		$14.18		$14.55

Total return	11.34%		5.61%		(0.60)%		3.30%		13.35%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$306,867		$287,164		$286,432		$310,021		$317,885
Ratio of expenses to average net assets:
After waivers (f)	0.26	%(m)	0.27	%(k)	0.26	%(m)	0.28	%(n)	0.28	%(o)
Before waivers (f)	0.26%		0.27%		0.26%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.13%		1.04%		0.78%		0.74%		0.82%
Before waivers (f)(x)	1.13%		1.04%		0.78%		0.74%		0.82%
Portfolio turnover rate^	9%		9%		8%		10%		11%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class A, 1.12% for Class B and 0.87% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.11% for Class A, 1.11% for Class B and 0.86% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class A, 1.15% for Class B and 0.90% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/17
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	14.94%	8.63%	4.16%
Portfolio – Class B Shares	14.83	8.63	4.05
Portfolio – Class K Shares*	15.21	8.90	9.27
AXA Moderate-Plus Allocation Index	14.55	9.50	5.92
S&P 500® Index	21.83	15.79	8.50
Bloomberg Barclays U.S. Intermediate Government Bond Index	1.14	0.92	2.70
* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 14.83% for the year ended December 31, 2017. This compares to the returns of the following benchmarks over the same period: the AXA Moderate-Plus Allocation Index, the S&P 500® Index and the Bloomberg Barclays U.S. Intermediate Government Bond Index, which returned 14.55%, 21.83% and 1.14%, respectively.

Portfolio Highlights

In 2017, the Portfolio slightly outperformed its composite benchmark. The Portfolio’s positive gains were primarily provided by above-average returns from its large allocation to global equities, including a position in emerging markets. The modest bond allocation offered considerably lower returns. Looking at the Portfolio’s major sector returns:

•	Growth-style large-cap U.S. equities rose in 2017, with steadily impressive gains. Markets were led by a rally in technology shares, strong economic growth and relatively low inflation.

•	International equities surged to multi-year highs in 2017. Markets were led by the rally in technology shares, strong economic growth, benign inflation and stronger corporate fundamentals.

•

The strong U.S. economic environment also brought gains for U.S. mid-cap companies. Top-performing technology, health care and industrials stocks drove the bulk of returns in this cap range, while telecommunication services and energy were two sectors with negative returns for the period.

•

In the U.S. government bond market, returns were relatively muted amid stable monetary policy expectations. The longer end of the yield curve remained anchored throughout the year, resulting in a flattening of the yield curve as the U.S. Federal Reserve’s actions pushed short-term rates upwards.

How did derivatives contribute/detract from performance during the year?

•

The Portfolio maintains, or may invest in other portfolios that maintain, exposure to exchange-traded index futures, for purposes of liquidity and/or to adjust the Portfolio’s equity exposure during periods of high market volatility. The derivatives are typically offset by a roughly equal allocation to cash and cash equivalents, and had a minimal impact on performance relative to the index.

AXA MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of December 31, 2017
Equity	71.9%
Fixed Income	28.1

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2017
ATM Large Cap Managed Volatility Portfolio	16.5%
EQ/Intermediate Government Bond Portfolio	12.0
EQ/Core Bond Index Portfolio	8.5
ATM International Managed Volatility Portfolio	8.3
ATM Small Cap Managed Volatility Portfolio	5.3
EQ/MFS International Growth Portfolio	4.9
AXA Large Cap Core Managed Volatility Portfolio	4.5
EQ/PIMCO Ultra Short Bond Portfolio	3.8
AXA Global Equity Managed Volatility Portfolio	3.5
AXA/AB Small Cap Growth Portfolio	3.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17 - 12/31/17
Class A
Actual	$1,000.00	$1,073.35	$2.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.64	2.59
Class B
Actual	1,000.00	1,072.35	2.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.64	2.59
Class K
Actual	1,000.00	1,073.93	1.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.90	1.32

*  Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.51%, 0.51% and 0.26%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2017

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	7,738,959	$77,654,777
1290 VT Equity Income Portfolio‡	32,136,904	195,818,440
1290 VT GAMCO Small Company Value Portfolio‡	3,018,901	189,679,262
1290 VT High Yield Bond Portfolio‡	3,096,831	29,925,995
1290 VT Micro Cap Portfolio‡	5,113,346	59,171,811
1290 VT Small Cap Value Portfolio‡	9,448,479	99,593,594
ATM International Managed Volatility Portfolio‡	72,631,981	804,736,058
ATM Large Cap Managed Volatility Portfolio‡	106,870,476	1,601,511,375
ATM Mid Cap Managed Volatility Portfolio‡	10,199,344	84,772,585
ATM Small Cap Managed Volatility Portfolio‡	40,211,610	517,105,946
AXA Global Equity Managed Volatility Portfolio‡	18,144,564	339,727,795
AXA International Core Managed Volatility Portfolio‡	17,906,001	203,281,274
AXA International Value Managed Volatility Portfolio‡	7,826,508	109,668,854
AXA Large Cap Core Managed Volatility Portfolio‡	39,079,840	431,497,655
AXA Large Cap Growth Managed Volatility Portfolio‡	9,244,280	306,656,350
AXA Large Cap Value Managed Volatility Portfolio‡	15,951,962	303,181,660
AXA/AB Small Cap Growth Portfolio‡	15,919,387	324,026,476
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	4,010,900	70,417,602
AXA/Loomis Sayles Growth Portfolio‡	16,160,450	138,014,161
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	10,508,021	115,252,501

EQ/BlackRock Basic Value Equity Portfolio‡	9,726,364	240,135,925
EQ/Core Bond Index Portfolio‡	83,777,710	823,752,576
EQ/Global Bond PLUS Portfolio‡	1,224,729	11,257,602
EQ/Intermediate Government Bond Portfolio‡	114,547,923	1,165,459,522
EQ/International Equity Index Portfolio‡	6,848,036	68,824,388
EQ/JPMorgan Value Opportunities Portfolio‡	8,789,881	172,112,724
EQ/Large Cap Growth Index Portfolio‡	1,458,734	21,267,670
EQ/MFS International Growth Portfolio‡	57,640,028	479,671,502
EQ/PIMCO Ultra Short Bond Portfolio‡	36,774,380	365,023,573
EQ/Quality Bond PLUS Portfolio‡	13,261,639	112,378,117
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,474,912	70,724,888
Multimanager Core Bond Portfolio‡	14,148,819	139,574,987
Multimanager Mid Cap Growth Portfolio*‡	1,593,072	16,915,915
Multimanager Mid Cap Value Portfolio‡	1,314,115	22,295,419

Total Investments in Securities (100.0%) (Cost $7,186,900,330)		9,711,088,979
Other Assets Less Liabilities (0.0%)		4,165,713

Net Assets (100%)		$9,715,254,692

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio (a)	7,738,959	—	79,056,709	(1,095,977)	(529)	(305,426)	77,654,777	1,391,013	65,696
1290 VT Equity Income Portfolio (b)	32,136,904	208,129,506	17,319,601	(41,488,248)	5,043,700	6,813,881	195,818,440	3,527,522	13,699,157
1290 VT GAMCO Small Company Value Portfolio (c)	3,018,901	179,481,072	14,603,243	(17,588,711)	2,954,852	10,228,806	189,679,262	1,519,633	13,002,303
1290 VT High Yield Bond Portfolio (d)	3,096,831	23,105,642	6,975,819	(273,994)	(491)	119,019	29,925,995	1,475,819	—
1290 VT Micro Cap Portfolio (e)	5,113,346	51,449,583	4,328,732	(4,947,062)	966,538	7,374,020	59,171,811	132,397	4,173,105
1290 VT Small Cap Value Portfolio (f)(aa)	9,448,479	47,427,195	5,035,484	(4,316,124)	39,997	7,595,429	99,593,594	746,984	4,265,270

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM International Managed Volatility Portfolio	72,631,981	721,653,369	19,200,402	(86,025,596)	1,696,787	148,211,096	804,736,058	18,081,438	712,431
ATM Large Cap Managed Volatility Portfolio	106,870,476	1,548,385,820	108,250,087	(247,248,412)	58,704,636	133,419,244	1,601,511,375	21,699,887	85,667,444
ATM Mid Cap Managed Volatility Portfolio	10,199,344	84,019,968	8,746,210	(11,394,587)	9,006	3,391,988	84,772,585	793,285	7,918,079
ATM Small Cap Managed Volatility Portfolio	40,211,610	498,044,990	39,799,052	(47,271,082)	4,134,570	22,398,416	517,105,946	4,814,876	34,763,487
AXA Global Equity Managed Volatility Portfolio	18,144,564	313,565,019	4,289,615	(53,384,224)	510,112	74,747,273	339,727,795	4,196,693	—
AXA International Core Managed Volatility Portfolio	17,906,001	177,779,773	3,695,933	(19,788,248)	6,408,138	35,185,678	203,281,274	3,603,012	—
AXA International Value Managed Volatility Portfolio	7,826,508	101,527,401	2,306,959	(14,567,192)	(1,180,887)	21,582,573	109,668,854	2,237,267	—
AXA Large Cap Core Managed Volatility Portfolio	39,079,840	407,623,442	32,012,538	(62,050,026)	22,707,303	31,204,398	431,497,655	5,057,131	26,757,948
AXA Large Cap Growth Managed Volatility Portfolio	9,244,280	274,879,522	24,766,654	(44,054,976)	18,662,262	32,402,888	306,656,350	2,032,354	22,560,072
AXA Large Cap Value Managed Volatility Portfolio	15,951,962	361,743,671	5,354,613	(101,776,655)	62,065,183	(24,205,152)	303,181,660	5,122,309	—
AXA/AB Small Cap Growth Portfolio	15,919,387	288,587,421	27,543,605	(27,756,829)	4,077,743	31,574,536	324,026,476	1,504,131	25,911,707
AXA/Franklin Small Cap Value Managed Volatility Portfolio	4,010,900	71,905,000	6,591,884	(9,346,136)	4,419,239	(3,152,385)	70,417,602	527,845	6,017,578
AXA/Loomis Sayles Growth Portfolio	16,160,450	121,999,562	3,977,300	(24,867,655)	6,550,060	30,354,894	138,014,161	520,251	3,398,973
AXA/Morgan Stanley Small Cap Growth Portfolio	10,508,021	101,496,405	11,261,049	(9,894,124)	3,774,765	8,614,406	115,252,501	—	11,214,588
AXA/Pacific Global Small Cap Value Portfolio (aa)	—	47,804,573	1,351,071	(904,932)	(289)	(4,438,810)	—	119,663	1,231,408
EQ/BlackRock Basic Value Equity Portfolio	9,726,364	305,692,414	3,981,403	(85,833,457)	38,938,073	(22,642,508)	240,135,925	3,818,790	—
EQ/Core Bond Index Portfolio	83,777,710	862,482,617	101,593,062	(140,024,206)	1,844,084	(2,142,981)	823,752,576	15,151,685	—
EQ/Global Bond PLUS Portfolio	1,224,729	10,730,761	4,774	—	—	522,067	11,257,602	4,774	—
EQ/Intermediate Government Bond Portfolio	114,547,923	1,188,172,700	109,598,389	(125,876,085)	(29,635)	(6,405,847)	1,165,459,522	12,844,667	661,346
EQ/International Equity Index Portfolio	6,848,036	83,449,069	1,863,414	(32,821,982)	2,767,956	13,565,931	68,824,388	1,863,414	—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/JPMorgan Value Opportunities Portfolio	8,789,881	147,731,998	17,855,174	(2,191,953)	168,329	8,549,176	172,112,724	1,706,981	16,148,193
EQ/Large Cap Growth Index Portfolio	1,458,734	36,902,537	1,056,297	(23,572,141)	13,220,066	(6,339,089)	21,267,670	191,501	818,336
EQ/MFS International Growth Portfolio	57,640,028	390,548,227	20,752,379	(33,874,788)	5,194,085	97,051,599	479,671,502	4,607,862	16,016,750
EQ/PIMCO Ultra Short Bond Portfolio	36,774,380	352,645,672	59,177,577	(48,922,631)	22,290	2,100,665	365,023,573	5,545,273	—
EQ/Quality Bond PLUS Portfolio	13,261,639	93,527,324	29,168,482	(10,168,118)	1,748	(151,319)	112,378,117	1,622,022	—
EQ/T. Rowe Price Growth Stock Portfolio	1,474,912	59,098,058	5,642,403	(7,420,593)	1,391,223	12,013,797	70,724,888	—	5,607,557
Multimanager Core Bond Portfolio	14,148,819	122,646,187	28,558,378	(12,641,649)	1,678	1,010,393	139,574,987	3,000,302	—
Multimanager Mid Cap Growth Portfolio	1,593,072	16,183,658	1,199,179	(3,250,000)	183,777	2,599,301	16,915,915	—	1,199,179
Multimanager Mid Cap Value Portfolio	1,314,115	24,028,855	216,027	(3,773,994)	771,483	1,053,048	22,295,419	216,027	—

Total		9,324,449,011	807,133,498	(1,360,412,387)	266,017,852	673,901,005	9,711,088,979	129,676,808	301,810,607

(a)	Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond Portfolio.
(b)	Formerly known as EQ/Boston Advisors Equity Income Portfolio.
(c)	Formerly known as EQ/GAMCO Small Company Value Portfolio.
(d)	Formerly known as EQ/High Yield Bond Portfolio.
(e)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.
(f)	Formerly known as AXA/Horizon Small Cap Value Portfolio.
(aa)	As a result of a business combination, after the close of business on May 19, 2017, the Portfolio exchanged its Class K shares in AXA/Pacific Global Small Cap Value Portfolio for Class K shares of the 1290 VT Small Cap Value Portfolio with a value of $44,903,799 (at a cost of $43,811,613), representing 5,273,937 shares of AXA/Pacific Global Small Cap Value Portfolio and 4,550,009 shares of 1290 VT Small Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Financial Statements.

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AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$9,711,088,979	$—	$9,711,088,979

Total Assets	$—	$9,711,088,979	$—	$9,711,088,979

Total Liabilities	$—	$—	$—	$—

Total	$—	$9,711,088,979	$—	$9,711,088,979

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2017.

The Portfolio held no derivative contracts during the year ended December 31, 2017.

Investment security transactions for the year ended December 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$807,133,498
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,360,412,387

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,485,342,101
Aggregate gross unrealized depreciation	(36,801,885)

Net unrealized appreciation	$2,448,540,216

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,262,548,763

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $7,186,900,330)	$9,711,088,979
Cash	5,304,763
Receivable for securities sold	3,345,920
Other assets	43,302

Total assets	9,719,782,964

LIABILITIES
Distribution fees payable – Class B	1,995,290
Administrative fees payable	1,131,833
Investment management fees payable	765,729
Trustees’ fees payable	198,429
Distribution fees payable – Class A	48,294
Accrued expenses	388,697

Total liabilities	4,528,272

NET ASSETS	$9,715,254,692

Net assets were comprised of:
Paid in capital	$7,009,317,520
Accumulated undistributed net investment income (loss)	4,569,909
Accumulated undistributed net realized gain (loss)	177,178,614
Net unrealized appreciation (depreciation)	2,524,188,649

Net assets	$9,715,254,692

Class A
Net asset value, offering and redemption price per share, $225,874,192 / 19,662,569 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.49

Class B
Net asset value, offering and redemption price per share, $9,410,038,119 / 818,871,929 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.49

Class K
Net asset value, offering and redemption price per share, $79,342,381 / 6,904,781 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.49

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Dividends ($129,676,808 of dividend income received from affiliates)	$129,697,397
Interest	15,343

Total income	129,712,740

EXPENSES
Distribution fees – Class B	23,077,317
Administrative fees	13,257,267
Investment management fees	9,304,527
Printing and mailing expenses	1,132,336
Distribution fees – Class A	558,400
Professional fees	405,769
Trustees’ fees	278,973
Custodian fees	222,400
Miscellaneous	170,089

Total expenses	48,407,078

NET INVESTMENT INCOME (LOSS)	81,305,662

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($266,017,852 of realized gain (loss) from affiliates)	266,018,952
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	301,810,607

Net realized gain (loss)	567,829,559

Net change in unrealized appreciation (depreciation) on investments in securities ($673,901,005 of change in unrealized appreciation (depreciation) from affiliates)	673,900,572

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,241,730,131

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,323,035,793

See Notes to Financial Statements.

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AXA MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$81,305,662	$68,960,801
Net realized gain (loss)	567,829,559	336,898,436
Net change in unrealized appreciation (depreciation)	673,900,572	238,762,520

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,323,035,793	644,621,757

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(3,047,588)	(1,907,535)
Class B	(125,055,757)	(79,212,478)
Class K	(1,238,281)	(869,510)

	(129,341,626)	(81,989,523)

Distributions from net realized capital gains
Class A	(9,644,821)	(9,138,277)
Class B	(397,114,596)	(380,639,383)
Class K	(3,322,920)	(3,219,822)

	(410,082,337)	(392,997,482)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(539,423,963)	(474,987,005)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,024,672 and 993,164 shares, respectively ]	11,517,555	10,434,332
Capital shares issued in reinvestment of dividends and distributions [ 1,109,094 and 1,033,038 shares, respectively ]	12,692,409	11,045,812
Capital shares repurchased [ (3,074,793) and (2,768,744) shares, respectively ]	(34,676,896)	(29,045,071)

Total Class A transactions	(10,466,932)	(7,564,927)

Class B
Capital shares sold [ 9,065,469 and 8,481,636 shares, respectively ]	102,276,364	88,714,012
Capital shares issued in reinvestment of dividends and distributions [ 45,614,303 and 42,992,261 shares, respectively ]	522,170,353	459,851,861
Capital shares repurchased [ (89,132,231) and (106,140,410) shares, respectively ]	(1,006,485,953)	(1,107,566,158)

Total Class B transactions	(382,039,236)	(559,000,285)

Class K
Capital shares sold [ 410,614 and 535,268 shares, respectively ]	4,634,093	5,660,563
Capital shares issued in reinvestment of dividends and distributions [ 398,229 and 382,246 shares, respectively ]	4,561,201	4,089,332
Capital shares repurchased [ (1,186,488) and (1,045,063) shares, respectively ]	(13,268,654)	(10,956,714)

Total Class K transactions	(4,073,360)	(1,206,819)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(396,579,528)	(567,772,031)

TOTAL INCREASE (DECREASE) IN NET ASSETS	387,032,302	(398,137,279)
NET ASSETS:
Beginning of year	9,328,222,390	9,726,359,669

End of year (a)	$9,715,254,692	$9,328,222,390

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,569,909	$2,617,436

See Notes to Financial Statements.

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AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2017		2016		2015		2014		2013
Net asset value, beginning of year	$10.58		$10.38		$11.14		$11.66		$10.27

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.08		0.05		0.06		0.07
Net realized and unrealized gain (loss)	1.47		0.68		(0.19)		0.38		1.95

Total from investment operations	1.57		0.76		(0.14)		0.44		2.02

Less distributions:
Dividends from net investment income	(0.16)		(0.10)		(0.10)		(0.15)		(0.24)
Distributions from net realized gains	(0.50)		(0.46)		(0.52)		(0.81)		(0.39)

Total dividends and distributions	(0.66)		(0.56)		(0.62)		(0.96)		(0.63)

Net asset value, end of year	$11.49		$10.58		$10.38		$11.14		$11.66

Total return	14.94%		7.24%		(1.29)%		3.72%		19.86%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$225,874		$218,035		$221,573		$246,364		$255,926
Ratio of expenses to average net assets:
After waivers (f)	0.51	%(j)	0.51	%(n)	0.51	%(j)	0.52	%(m)	0.52	%(n)
Before waivers (f)	0.51%		0.51%		0.51%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.86%		0.74%		0.47%		0.49%		0.64%
Before waivers (f)(x)	0.86%		0.74%		0.47%		0.49%		0.64%
Portfolio turnover rate^	8%		8%		9%		10%		11%

	Year Ended December 31,
Class B	2017		2016		2015		2014		2013
Net asset value, beginning of year	$10.59		$10.38		$11.14		$11.66		$10.27

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.08		0.05		0.06		0.07
Net realized and unrealized gain (loss)	1.46		0.69		(0.19)		0.38		1.95

Total from investment operations	1.56		0.77		(0.14)		0.44		2.02

Less distributions:
Dividends from net investment income	(0.16)		(0.10)		(0.10)		(0.15)		(0.24)
Distributions from net realized gains	(0.50)		(0.46)		(0.52)		(0.81)		(0.39)

Total dividends and distributions	(0.66)		(0.56)		(0.62)		(0.96)		(0.63)

Net asset value, end of year	$11.49		$10.59		$10.38		$11.14		$11.66

Total return	14.83%		7.34%		(1.29)%		3.72%		19.86%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$9,410,038		$9,033,114		$9,427,864		$10,569,594		$11,503,301
Ratio of expenses to average net assets:
After waivers (f)	0.51	%(j)	0.51	%(n)	0.51	%(j)	0.52	%(m)	0.52	%(n)
Before waivers (f)	0.51%		0.51%		0.51%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.85%		0.74%		0.47%		0.48%		0.61%
Before waivers (f)(x)	0.85%		0.74%		0.47%		0.48%		0.61%
Portfolio turnover rate^	8%		8%		9%		10%		11%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2017		2016		2015		2014		2013
Net asset value, beginning of year	$10.58		$10.38		$11.14		$11.66		$10.27

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.11		0.08		0.09		0.10
Net realized and unrealized gain (loss)	1.47		0.67		(0.19)		0.38		1.95

Total from investment operations	1.60		0.78		(0.11)		0.47		2.05

Less distributions:
Dividends from net investment income	(0.19)		(0.12)		(0.13)		(0.18)		(0.27)
Distributions from net realized gains	(0.50)		(0.46)		(0.52)		(0.81)		(0.39)

Total dividends and distributions	(0.69)		(0.58)		(0.65)		(0.99)		(0.66)

Net asset value, end of year	$11.49		$10.58		$10.38		$11.14		$11.66

Total return	15.21%		7.51%		(1.04)%		3.98%		20.16%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$79,342		$77,074		$76,922		$85,699		$87,084
Ratio of expenses to average net assets:
After waivers (f)	0.26	%(j)	0.26	%(n)	0.26	%(j)	0.27	%(m)	0.27	%(n)
Before waivers (f)	0.26%		0.26%		0.26%		0.27%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.11%		1.02%		0.72%		0.74%		0.89%
Before waivers (f)(x)	1.11%		1.02%		0.72%		0.74%		0.89%
Portfolio turnover rate^	8%		8%		9%		10%		11%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.16% for Class A, 1.16% for Class B and 0.91% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/17
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	19.17%	11.02%	4.64%
Portfolio – Class B Shares	19.17	11.01	4.53
Portfolio – Class K Shares*	19.44	11.28	11.65
AXA Aggressive Allocation Index	18.79	12.07	6.69
S&P 500® Index	21.83	15.79	8.50
Bloomberg Barclays U.S. Intermediate Government Bond Index	1.14	0.92	2.70
* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 19.17% for the year ended December 31, 2017. This compares to the returns of the following benchmarks over the same period: the AXA Aggressive Allocation Index, the S&P 500® Index and the Bloomberg Barclays U.S. Intermediate Government Bond Index, which returned 18.79%, 21.83% and 1.14%, respectively.

Portfolio Highlights

In 2017, the Portfolio slightly outperformed its composite benchmark. The Portfolio’s positive gains were primarily provided by above-average returns from its large allocation to global equities, including a position in emerging markets. The modest bond allocation offered negligible returns. Looking at the Portfolio’s major sector returns:

•	Growth-style large-cap U.S. equities rose in 2017, with steadily impressive gains. Markets were led by a rally in technology shares, strong economic growth and relatively low inflation.

•	International equities surged to multi-year highs in 2017. Markets were led by the rally in technology shares, strong economic growth, benign inflation and stronger corporate fundamentals.

•

The strong U.S. economic environment also brought gains for U.S. mid-cap companies. Top-performing technology, health care and industrials stocks drove the bulk of returns in this cap range, while telecommunication services and energy were two sectors with negative returns for the period.

•

In the U.S. government bond market, returns were relatively muted amid stable monetary policy expectations. The longer end of the yield curve remained anchored throughout the year, resulting in a flattening of the yield curve as the U.S. Federal Reserve’s actions pushed short-term rates upwards.

How did derivatives contribute/detract from performance during the year?

•

The Portfolio maintains, or may invest in other portfolios that maintain, exposure to exchange-traded index futures, for purposes of liquidity and/or to adjust the Portfolio’s equity exposure during periods of high market volatility. The derivatives are typically offset by a roughly equal allocation to cash and cash equivalents, and had a minimal impact on performance relative to the index.

AXA AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of December 31, 2017
Equity	92.0%
Fixed Income	8.0

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2017
ATM Large Cap Managed Volatility Portfolio	23.7%
ATM International Managed Volatility Portfolio	9.5
EQ/MFS International Growth Portfolio	6.1
ATM Small Cap Managed Volatility Portfolio	5.9
AXA Large Cap Core Managed Volatility Portfolio	5.5
AXA Large Cap Value Managed Volatility Portfolio	5.1
AXA Large Cap Growth Managed Volatility Portfolio	3.9
AXA Global Equity Managed Volatility Portfolio	3.7
EQ/Intermediate Government Bond Portfolio	3.4
AXA/AB Small Cap Growth Portfolio	3.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17 - 12/31/17
Class A
Actual	$1,000.00	$1,095.19	$2.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.61	2.63
Class B
Actual	1,000.00	1,094.24	2.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.61	2.63
Class K
Actual	1,000.00	1,095.78	1.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.87	1.36

*  Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2017

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,441,067	$14,460,052
1290 VT Equity Income Portfolio‡	13,726,916	83,641,641
1290 VT GAMCO Small Company Value Portfolio‡	1,425,898	89,589,961
1290 VT High Yield Bond Portfolio‡	295,223	2,852,869
1290 VT Micro Cap Portfolio‡	2,313,694	26,774,143
1290 VT Small Cap Value Portfolio‡	3,279,108	34,564,102
ATM International Managed Volatility Portfolio‡	30,792,989	341,175,168
ATM Large Cap Managed Volatility Portfolio‡	56,506,821	846,785,006
ATM Mid Cap Managed Volatility Portfolio‡	5,567,897	46,277,979
ATM Small Cap Managed Volatility Portfolio‡	16,449,751	211,537,510
AXA Global Equity Managed Volatility Portfolio‡	7,139,681	133,679,050
AXA International Core Managed Volatility Portfolio‡	8,145,080	92,468,567
AXA International Value Managed Volatility Portfolio‡	4,731,027	66,293,463
AXA Large Cap Core Managed Volatility Portfolio‡	17,760,259	196,098,814
AXA Large Cap Growth Managed Volatility Portfolio‡	4,156,046	137,866,658
AXA Large Cap Value Managed Volatility Portfolio‡	9,626,024	182,951,416
AXA/AB Small Cap Growth Portfolio‡	5,584,578	113,669,650
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	1,885,339	33,100,064
AXA/Loomis Sayles Growth Portfolio‡	8,377,828	71,548,680
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	4,969,165	54,502,051

EQ/BlackRock Basic Value Equity Portfolio‡	4,568,679	112,796,925
EQ/Core Bond Index Portfolio‡	8,568,972	84,255,261
EQ/Intermediate Government Bond Portfolio‡	11,873,622	120,807,308
EQ/International Equity Index Portfolio‡	7,221,892	72,581,726
EQ/JPMorgan Value Opportunities Portfolio‡	3,206,540	62,786,557
EQ/Large Cap Growth Index Portfolio‡	1,816,223	26,479,701
EQ/MFS International Growth Portfolio‡	26,138,684	217,522,131
EQ/PIMCO Ultra Short Bond Portfolio‡	3,735,356	37,077,251
EQ/Quality Bond PLUS Portfolio‡	1,456,229	12,339,975
EQ/T. Rowe Price Growth Stock Portfolio*‡	406,812	19,507,440
Multimanager Core Bond Portfolio‡	1,511,884	14,914,401
Multimanager Mid Cap Growth Portfolio*‡	845,052	8,973,127
Multimanager Mid Cap Value Portfolio‡	462,529	7,847,313

Total Investments in Securities (99.9%) (Cost $2,427,502,560)		3,577,725,960
Other Assets Less Liabilities (0.1%)		2,178,428

Net Assets (100%)		$3,579,904,388

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio (a)	1,441,067	—	14,670,553	(140,021)	(56)	(70,424)	14,460,052	258,347	12,206
1290 VT Equity Income Portfolio (b)	13,726,916	78,112,591	8,174,781	(7,313,651)	215,419	4,452,501	83,641,641	1,504,010	5,839,073
1290 VT GAMCO Small Company Value Portfolio (c)	1,425,898	82,632,117	7,591,009	(6,785,317)	806,565	5,345,587	89,589,961	716,630	6,125,851
1290 VT High Yield Bond Portfolio (d)	295,223	1,495,811	1,390,172	—	—	(33,114)	2,852,869	140,171	—
1290 VT Micro Cap Portfolio (e)	2,313,694	23,021,817	2,195,864	(2,215,099)	190,777	3,580,784	26,774,143	59,852	1,886,503
1290 VT Small Cap Value Portfolio (f)(aa)	3,279,108	16,791,073	1,927,022	(2,029,520)	24,371	2,109,661	34,564,102	259,131	1,479,632
ATM International Managed Volatility Portfolio	30,792,989	296,840,609	11,283,046	(29,674,668)	706,777	62,019,404	341,175,168	7,654,652	301,602

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Large Cap Managed Volatility Portfolio	56,506,821	763,683,938	64,559,795	(78,671,466)	9,735,876	87,476,863	846,785,006	11,452,745	45,039,580
ATM Mid Cap Managed Volatility Portfolio	5,567,897	43,128,263	5,158,193	(3,691,831)	85,397	1,597,957	46,277,979	431,979	4,310,365
ATM Small Cap Managed Volatility Portfolio	16,449,751	199,092,990	17,985,157	(16,244,056)	361,310	10,342,109	211,537,510	1,966,406	14,189,016
AXA Global Equity Managed Volatility Portfolio	7,139,681	111,781,489	2,481,556	(7,803,725)	(5,333)	27,225,063	133,679,050	1,649,858	—
AXA International Core Managed Volatility Portfolio	8,145,080	79,246,842	2,551,552	(8,122,028)	328,586	18,463,615	92,468,567	1,636,684	—
AXA International Value Managed Volatility Portfolio	4,731,027	59,098,902	2,180,342	(7,103,620)	(435,989)	12,553,828	66,293,463	1,348,644	—
AXA Large Cap Core Managed Volatility Portfolio	17,760,259	172,711,551	16,136,849	(15,575,700)	3,732,846	19,093,268	196,098,814	2,294,744	12,095,540
AXA Large Cap Growth Managed Volatility Portfolio	4,156,046	114,325,229	12,175,933	(10,407,137)	1,859,875	19,912,758	137,866,658	911,932	10,099,624
AXA Large Cap Value Managed Volatility Portfolio	9,626,024	191,958,242	5,078,959	(35,850,725)	21,647,876	117,064	182,951,416	3,082,872	—
AXA/AB Small Cap Growth Portfolio	5,584,578	99,695,962	10,604,510	(9,070,426)	875,906	11,563,698	113,669,650	527,064	9,079,409
AXA/Franklin Small Cap Value Managed Volatility Portfolio	1,885,339	32,588,030	3,489,899	(3,551,810)	1,590,400	(1,016,455)	33,100,064	247,902	2,826,149
AXA/Loomis Sayles Growth Portfolio	8,377,828	56,827,172	2,610,849	(5,168,563)	788,214	16,491,008	71,548,680	269,291	1,759,369
AXA/Morgan Stanley Small Cap Growth Portfolio	4,969,165	47,836,756	5,879,853	(5,098,553)	1,510,729	4,373,266	54,502,051	—	5,297,664
AXA/Pacific Global Small Cap Value Portfolio (aa)	—	16,477,142	530,292	(255,589)	(654)	(1,009,696)	—	41,543	427,501
EQ/BlackRock Basic Value Equity Portfolio	4,568,679	119,924,935	3,037,455	(17,445,451)	1,375,984	5,904,002	112,796,925	1,789,908	—
EQ/Core Bond Index Portfolio	8,568,972	87,236,325	13,745,539	(16,670,373)	231,407	(287,637)	84,255,261	1,547,502	—
EQ/Intermediate Government Bond Portfolio	11,873,622	120,788,634	12,428,191	(11,743,848)	(959)	(664,710)	120,807,308	1,329,259	68,215
EQ/International Equity Index Portfolio	7,221,892	64,225,364	2,790,748	(7,033,609)	175,566	12,423,657	72,581,726	1,959,050	—
EQ/JPMorgan Value Opportunities Portfolio	3,206,540	53,747,584	6,503,078	(630,095)	41,632	3,124,358	62,786,557	621,746	5,881,333
EQ/Large Cap Growth Index Portfolio	1,816,223	32,649,543	1,753,100	(15,150,155)	8,091,526	(864,313)	26,479,701	237,650	1,016,431
EQ/MFS International Growth Portfolio	26,138,684	174,557,924	10,833,682	(13,780,665)	1,363,563	44,547,627	217,522,131	2,085,949	7,250,677
EQ/PIMCO Ultra Short Bond Portfolio	3,735,356	34,620,005	6,660,336	(4,360,186)	592	156,504	37,077,251	561,318	—

See Notes to Financial Statements.

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AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Quality Bond PLUS Portfolio	1,456,229	7,903,262	5,160,544	(738,366)	3,113	11,422	12,339,975	177,374	—
EQ/T. Rowe Price Growth Stock Portfolio	406,812	16,748,047	1,882,141	(2,953,465)	553,839	3,276,878	19,507,440	—	1,549,461
Multimanager Core Bond Portfolio	1,511,884	10,764,190	4,877,613	(808,377)	912	80,063	14,914,401	294,444	—
Multimanager Mid Cap Growth Portfolio	845,052	7,642,891	722,012	(738,366)	29,409	1,317,181	8,973,127	—	638,842
Multimanager Mid Cap Value Portfolio	462,529	7,227,980	75,901	(70,011)	4,067	609,376	7,847,313	75,901	—

Total		3,225,383,210	269,126,526	(346,896,472)	55,889,543	374,223,153	3,577,725,960	47,134,558	137,174,043

(a)	Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond Portfolio.
(b)	Formerly known as EQ/Boston Advisors Equity Income Portfolio.
(c)	Formerly known as EQ/GAMCO Small Company Value Portfolio.
(d)	Formerly known as EQ/High Yield Bond Portfolio.
(e)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.
(f)	Formerly known as AXA/Horizon Small Cap Value Portfolio.
(aa)	As a result of a business combination, after the close of business on May 19, 2017, the Portfolio exchanged its Class K shares in AXA/Pacific Global Small Cap Value Portfolio for Class K shares of the 1290 VT Small Cap Value Portfolio with a value of $15,589,014 (at a cost of $15,741,495), representing 1,830,925 shares of AXA/Pacific Global Small Cap Value Portfolio and 1,579,603 shares of 1290 VT Small Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,577,725,960	$—	$3,577,725,960

Total Assets	$—	$3,577,725,960	$—	$3,577,725,960

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,577,725,960	$—	$3,577,725,960

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2017.

The Portfolio held no derivatives contracts during the year ended December 31, 2017.

Investment security transactions for the year ended December 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$269,126,526
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$346,896,472

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,127,844,796
Aggregate gross unrealized depreciation	(10,717,631)

Net unrealized appreciation	$1,117,127,165

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,460,598,795

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,427,502,560)	$3,577,725,960
Cash	2,777,543
Receivable for securities sold	1,103,893
Other assets	15,355

Total assets	3,581,622,751

LIABILITIES
Distribution fees payable – Class B	731,400
Administrative fees payable	415,857
Investment management fees payable	292,838
Trustees’ fees payable	65,969
Distribution fees payable – Class A	17,892
Accrued expenses	194,407

Total liabilities	1,718,363

NET ASSETS	$3,579,904,388

Net assets were comprised of:
Paid in capital	$2,348,558,209
Accumulated undistributed net investment income (loss)	1,857,803
Accumulated undistributed net realized gain (loss)	79,264,976
Net unrealized appreciation (depreciation)	1,150,223,400

Net assets	$3,579,904,388

Class A
Net asset value, offering and redemption price per share, $83,800,011 / 6,992,004 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.99

Class B
Net asset value, offering and redemption price per share, $3,459,261,798 / 288,588,565 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.99

Class K
Net asset value, offering and redemption price per share, $36,842,579 / 3,072,836 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.99

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Dividends ($47,134,558 of dividend income received from affiliates)	$47,155,474
Interest	7,832

Total income	47,163,306

EXPENSES
Distribution fees – Class B	8,259,144
Administrative fees	4,754,460
Investment management fees	3,380,745
Printing and mailing expenses	407,056
Custodian fees	209,200
Distribution fees – Class A	201,206
Professional fees	171,734
Trustees’ fees	98,524
Miscellaneous	59,333

Total expenses	17,541,402

NET INVESTMENT INCOME (LOSS)	29,621,904

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($55,889,543 of realized gain (loss) from affiliates)	55,891,112
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	137,174,043

Net realized gain (loss)	193,065,155

Net change in unrealized appreciation (depreciation) on investments in securities ($374,223,153 of change in unrealized appreciation (depreciation) from affiliates)	374,222,205

NET REALIZED AND UNREALIZED GAIN (LOSS)	567,287,360

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$596,909,264

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$29,621,904	$23,728,746
Net realized gain (loss)	193,065,155	96,970,409
Net change in unrealized appreciation (depreciation)	374,222,205	142,591,134

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	596,909,264	263,290,289

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(1,207,668)	(700,192)
Class B	(48,797,218)	(28,530,825)
Class K	(600,792)	(371,530)

	(50,605,678)	(29,602,547)

Distributions from net realized capital gains
Class A	(2,721,467)	(3,443,017)
Class B	(110,715,443)	(140,902,446)
Class K	(1,161,616)	(1,414,458)

	(114,598,526)	(145,759,921)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(165,204,204)	(175,362,468)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 567,516 and 659,720 shares, respectively ]	6,474,931	6,754,625
Capital shares issued in reinvestment of dividends and distributions [ 332,665 and 391,059 shares, respectively ]	3,929,135	4,143,209
Capital shares repurchased [ (1,169,266) and (1,183,697) shares, respectively ]	(13,386,373)	(12,232,044)

Total Class A transactions	(2,982,307)	(1,334,210)

Class B
Capital shares sold [ 9,300,008 and 6,970,642 shares, respectively ]	104,680,641	71,646,167
Capital shares issued in reinvestment of dividends and distributions [ 13,505,195 and 15,989,913 shares, respectively ]	159,512,661	169,433,271
Capital shares repurchased [ (30,117,894) and (38,134,731) shares, respectively ]	(345,168,360)	(390,107,149)

Total Class B transactions	(80,975,058)	(149,027,711)

Class K
Capital shares sold [ 276,906 and 201,496 shares, respectively ]	3,160,584	2,050,147
Capital shares issued in reinvestment of dividends and distributions [ 148,971 and 168,350 shares, respectively ]	1,762,408	1,785,988
Capital shares repurchased [ (393,449) and (456,280) shares, respectively ]	(4,499,186)	(4,700,328)

Total Class K transactions	423,806	(864,193)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(83,533,559)	(151,226,114)

TOTAL INCREASE (DECREASE) IN NET ASSETS	348,171,501	(63,298,293)
NET ASSETS:
Beginning of year	3,231,732,887	3,295,031,180

End of year (a)	$3,579,904,388	$3,231,732,887

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,857,803	$1,055,459

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2017		2016		2015		2014		2013
Net asset value, beginning of year	$10.55		$10.24		$11.24		$11.94		$9.94

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.08		0.05		0.06		0.08
Net realized and unrealized gain (loss)	1.90		0.82		(0.26)		0.51		2.53

Total from investment operations	2.00		0.90		(0.21)		0.57		2.61

Less distributions:
Dividends from net investment income	(0.17)		(0.10)		(0.10)		(0.19)		(0.28)
Distributions from net realized gains	(0.39)		(0.49)		(0.69)		(1.08)		(0.33)

Total dividends and distributions	(0.56)		(0.59)		(0.79)		(1.27)		(0.61)

Net asset value, end of year	$11.99		$10.55		$10.24		$11.24		$11.94

Total return	19.17%		8.81%		(1.76)%		4.66%		26.48%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$83,800		$76,625		$75,748		$84,100		$86,838
Ratio of expenses to average net assets (f)	0.52	%(j)	0.52	%(k)	0.51	%(m)	0.53	%(n)	0.52	%(o)
Ratio of net investment income (loss) to average net assets (f)	0.88%		0.75%		0.45%		0.54%		0.70%
Portfolio turnover rate^	8%		5%		10%		12%		11%

	Year Ended December 31,
Class B	2017		2016		2015		2014		2013
Net asset value, beginning of year	$10.55		$10.25		$11.25		$11.94		$9.94

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.08		0.05		0.06		0.07
Net realized and unrealized gain (loss)	1.90		0.81		(0.26)		0.52		2.54

Total from investment operations	2.00		0.89		(0.21)		0.58		2.61

Less distributions:
Dividends from net investment income	(0.17)		(0.10)		(0.10)		(0.19)		(0.28)
Distributions from net realized gains	(0.39)		(0.49)		(0.69)		(1.08)		(0.33)

Total dividends and distributions	(0.56)		(0.59)		(0.79)		(1.27)		(0.61)

Net asset value, end of year	$11.99		$10.55		$10.25		$11.25		$11.94

Total return	19.17%		8.70%		(1.76)%		4.75%		26.48%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,459,262		$3,123,018		$3,187,246		$3,482,029		$3,695,543
Ratio of expenses to average net assets (f)	0.52	%(j)	0.52	%(k)	0.51	%(m)	0.53	%(n)	0.52	%(o)
Ratio of net investment income (loss) to average net assets (f)	0.86%		0.75%		0.45%		0.53%		0.67%
Portfolio turnover rate^	8%		5%		10%		12%		11%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2017		2016		2015		2014		2013
Net asset value, beginning of year	$10.55		$10.25		$11.24		$11.94		$9.94

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.10		0.08		0.10		0.11
Net realized and unrealized gain (loss)	1.90		0.82		(0.25)		0.50		2.54

Total from investment operations	2.03		0.92		(0.17)		0.60		2.65

Less distributions:
Dividends from net investment income	(0.20)		(0.13)		(0.13)		(0.22)		(0.32)
Distributions from net realized gains	(0.39)		(0.49)		(0.69)		(1.08)		(0.33)

Total dividends and distributions	(0.59)		(0.62)		(0.82)		(1.30)		(0.65)

Net asset value, end of year	$11.99		$10.55		$10.25		$11.24		$11.94

Total return	19.44%		8.97%		(1.43)%		4.92%		26.80%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$36,843		$32,090		$32,037		$34,528		$34,281
Ratio of expenses to average net assets (f)	0.27	%(j)	0.27	%(k)	0.26	%(m)	0.28	%(n)	0.27	%(o)
Ratio of net investment income (loss) to average net assets (f)	1.13%		1.01%		0.69%		0.81%		0.97%
Portfolio turnover rate^	8%		5%		10%		12%		11%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.19% for Class A, 1.19% for Class B and 0.94% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.17% for Class A, 1.17% for Class B and 0.92% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.21% for Class A, 1.21% for Class B and 0.96% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.22% for Class A, 1.22% for Class B and 0.97% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

CHARTERSM CONSERVATIVE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/17
	1 Year	Since Incept.
Portfolio – Class B Shares*	8.07%	3.12%
Charter Conservative Index	8.23	2.67
Dow Jones Moderately Conservative Portfolio Index	10.91	4.85
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 8.07% for the year ended December 31, 2017. This compares to the returns of the following benchmarks over the same period: the Charter Conservative Index and the Dow Jones Moderately Conservative Portfolio Index, which returned 8.23% and 10.91%, respectively.

Portfolio Highlights

In 2017, the Portfolio roughly matched its composite benchmark, after a margin for fees. The Portfolio’s gains were primarily attributable to above-average returns from its holdings in global equities during the year. Global bond holdings provided attractive returns. Finally, the Portfolio’s relatively modest allocation to alternative investments also contributed positively to returns. Looking at the sector highlights:

•

Global equities surged to multi-year highs in 2017, a year of steady and consistent gains. The Portfolio’s returns were led by U.S. large-cap growth holdings, international equities and emerging market equities against a global backdrop of strong economic growth, relatively benign inflation and stronger corporate fundamentals.

•

Global fixed-income sectors experienced mixed returns. International bonds produced positive returns, led by gains in emerging markets, where the weaker dollar improved economic fundamentals. By contrast, U.S. government bond market holdings were relatively muted amid stable monetary policy expectations. U.S. high-yield bonds performed generally in line with long-term averages in a strong economy.

•

The Portfolio benefited from its allocations to economically sensitive alternative sectors and strategies, including convertible securities, mergers and acquisitions, and global infrastructure. A number of other alternative positions were flat to slightly negative for the year, including exchange-traded funds (ETFs) invested in energy and managed futures.

Table by Asset Class (as a percentage of Total Investments in Securities)
As of December 31, 2017
Fixed Income	66.9%
Equity	20.0
Alternatives	13.1

CHARTERSM CONSERVATIVE PORTFOLIO (Unaudited)

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2017
1290 VT Convertible Securities Portfolio	8.2%
Multimanager Core Bond Portfolio	7.5
EQ/Global Bond PLUS Portfolio	7.5
EQ/PIMCO Ultra Short Bond Portfolio	7.4
EQ/Intermediate Government Bond Portfolio	7.4
iShares JP Morgan USD Emerging Markets Bond ETF	7.3
EQ/PIMCO Global Real Return Portfolio	6.4
Vanguard Total International Bond ETF	5.9
1290 VT High Yield Bond Portfolio	4.9
iShares Floating Rate Bond ETF	4.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17 - 12/31/17
Class B
Actual	$1,000.00	$1,035.16	$3.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.17	3.07

*  Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2017

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares Floating Rate Bond ETF	28,720	$1,459,550
iShares Global Infrastructure ETF	2,640	119,381
iShares International Treasury Bond ETF	2,840	141,773
iShares JP Morgan USD Emerging Markets Bond ETF	19,520	2,266,272
iShares Micro-Cap ETF	340	32,541
iShares MSCI EAFE Small-Cap ETF	2,170	139,965
iShares U.S. Oil & Gas Exploration & Production ETF	740	48,070
PowerShares DB Base Metals Fund*	1,320	25,621
PowerShares DB Commodity Index Tracking Fund*	2,390	39,698
PowerShares DB G10 Currency Harvest Fund*	7,390	175,217
PowerShares DB Gold Fund*	1,470	60,799
PowerShares DB Silver Fund*	400	10,412
PowerShares S&P 500 BuyWrite Portfolio	6,750	144,787
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	28,930	797,311
Vanguard Short-Term Inflation-Protected Securities ETF	7,080	345,646
Vanguard Total International Bond ETF	33,810	1,838,250

Total Exchange Traded Funds (24.6%) (Cost $7,507,718)		7,645,293

INVESTMENT COMPANIES:
1290 VT Convertible Securities Portfolio‡	229,538	2,527,644
1290 VT Energy Portfolio‡	6,925	49,375
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	31,784	417,145
1290 VT GAMCO Small Company Value Portfolio‡	4,880	306,604
1290 VT High Yield Bond Portfolio‡	157,146	1,518,568
1290 VT Low Volatility Global Equity Portfolio‡	14,738	173,315
1290 VT Micro Cap Portfolio‡	12,947	149,822
1290 VT Natural Resources Portfolio‡	6,648	57,771
1290 VT Real Estate Portfolio‡	10,908	120,691
1290 VT SmartBeta Equity Portfolio‡	12,784	166,765
AQR Managed Futures Strategy, Institutional Class*	5,567	51,383
AXA/AB Small Cap Growth Portfolio‡	15,861	322,844
AXA/ClearBridge Large Cap Growth Portfolio‡	26,991	326,433
AXA/Janus Enterprise Portfolio*‡	25,803	472,810

BlackRock Global Long/Short Credit Fund, Institutional Class	7,447	77,074
Eaton Vance Floating-Rate Fund, Institutional Class	94,875	853,879
EQ/BlackRock Basic Value Equity Portfolio‡	12,844	317,103
EQ/Capital Guardian Research Portfolio‡	23,436	624,328
EQ/Emerging Markets Equity PLUS Portfolio‡	31,695	329,023
EQ/Global Bond PLUS Portfolio‡	250,871	2,305,984
EQ/Intermediate Government Bond Portfolio‡	225,779	2,297,168
EQ/International Equity Index Portfolio‡	78,473	788,677
EQ/Invesco Comstock Portfolio‡	17,079	315,741
EQ/MFS International Growth Portfolio‡	57,294	476,791
EQ/PIMCO Global Real Return Portfolio‡	198,997	1,967,342
EQ/PIMCO Ultra Short Bond Portfolio‡	232,075	2,303,580
EQ/T. Rowe Price Growth Stock Portfolio*‡	6,615	317,205
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	1,633	11,875
Franklin K2 Alternative Strategies Fund, Advisor Class	6,551	74,223
MSIF Frontier Markets Portfolio, Institutional Class*	8,297	171,664
Multimanager Core Bond Portfolio‡	233,959	2,307,953
Multimanager Mid Cap Value Portfolio*‡	27,569	467,733
PIMCO Foreign Bond Fund Unhedged, Institutional Class	28,876	290,496
Templeton Emerging Markets Small Cap Fund, Advisor Class	9,586	146,290
Templeton Global Smaller Companies Fund, Advisor Class	18,764	199,082

Total Investment Companies (75.1%) (Cost $22,274,192)		23,304,381

Total Investments in Securities (99.7%) (Cost $29,781,910)		30,949,674
Other Assets Less Liabilities (0.3%)		103,727

Net Assets (100%)		$31,053,401

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

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CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio (a)	229,538	2,376,802	634,861	(664,709)	1,800	178,890	2,527,644	80,403	66,214
1290 VT Energy Portfolio (b)	6,925	50,687	12,268	(11,807)	29	(1,802)	49,375	1,206	2
1290 VT GAMCO Mergers & Acquisitions Portfolio (c)	31,784	397,398	100,793	(82,652)	(1)	1,607	417,145	1,686	21,689
1290 VT GAMCO Small Company Value Portfolio (d)	4,880	294,719	79,146	(90,037)	2,893	19,883	306,604	2,475	21,372
1290 VT High Yield Bond Portfolio (e)	157,146	1,443,854	363,160	(306,994)	(204)	18,752	1,518,568	75,567	41
1290 VT Low Volatility Global Equity Portfolio (f)	14,738	148,640	38,374	(35,422)	14	21,709	173,315	4,778	417
1290 VT Micro Cap Portfolio (g)	12,947	121,007	33,041	(23,615)	43	19,346	149,822	275	10,647
1290 VT Natural Resources Portfolio (h)	6,648	52,219	12,573	(11,807)	6	4,780	57,771	1,514	—
1290 VT Real Estate Portfolio (i)	10,908	110,679	27,500	(23,615)	9	6,118	120,691	4,496	885
1290 VT SmartBeta Equity Portfolio (j)	12,784	152,557	40,144	(51,422)	1,685	23,801	166,765	2,359	4,606
AXA/AB Small Cap Growth Portfolio	15,861	305,833	82,697	(101,037)	(235)	35,586	322,844	1,509	25,890
AXA/ClearBridge Large Cap Growth Portfolio	26,991	289,532	104,955	(101,845)	54	33,737	326,433	976	37,621
AXA/Janus Enterprise Portfolio	25,803	426,196	134,692	(152,460)	346	64,036	472,810	—	46,213
EQ/BlackRock Basic Value Equity Portfolio	12,844	310,385	60,377	(74,037)	1,499	18,879	317,103	5,079	—
EQ/Capital Guardian Research Portfolio	23,436	581,965	161,082	(217,882)	9,969	89,194	624,328	6,090	33,335
EQ/Emerging Markets Equity PLUS Portfolio	31,695	296,812	66,501	(115,037)	240	80,507	329,023	3,652	7,550
EQ/Global Bond PLUS Portfolio	250,871	2,119,797	559,320	(472,298)	(232)	99,397	2,305,984	933	—
EQ/Intermediate Government Bond Portfolio	225,779	2,095,820	689,198	(472,298)	(103)	(15,449)	2,297,168	25,525	1,286
EQ/International Equity Index Portfolio	78,473	727,971	165,228	(239,497)	(104)	135,079	788,677	21,423	29
EQ/Invesco Comstock Portfolio	17,079	285,412	69,392	(86,845)	3,043	44,739	315,741	3,034	—
EQ/MFS International Growth Portfolio	57,294	416,637	109,099	(152,460)	1,120	102,395	476,791	4,556	16,066
EQ/PIMCO Global Real Return Portfolio	198,997	1,850,451	484,359	(401,453)	130	33,855	1,967,342	24,329	—
EQ/PIMCO Ultra Short Bond Portfolio	232,075	2,139,944	625,627	(472,298)	30	10,277	2,303,580	35,239	—
EQ/T. Rowe Price Growth Stock Portfolio	6,615	306,226	91,690	(144,845)	8,164	55,970	317,205	—	25,331
Multimanager Core Bond Portfolio	233,959	2,123,340	639,916	(472,298)	(97)	17,092	2,307,953	50,529	—
Multimanager Mid Cap Value Portfolio	27,569	447,129	93,044	(109,460)	3,928	33,092	467,733	4,567	—

Total		19,872,012	5,479,037	(5,088,130)	34,026	1,131,470	21,428,415	362,200	319,194

(a)	Formerly known as EQ/Convertible Securities Portfolio.
(b)	Formerly known as EQ/Energy ETF Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

(c)	Formerly known as EQ/GAMCO Mergers and Acquisitions Portfolio.
(d)	Formerly known as EQ/GAMCO Small Company Value Portfolio.
(e)	Formerly known as EQ/High Yield Bond Portfolio.
(f)	Formerly known as EQ/Low Volatility Global ETF Portfolio.
(g)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.
(h)	Formerly known as AXA Natural Resources Portfolio.
(i)	Formerly known as AXA Real Estate Portfolio.
(j)	Formerly known as AXA SmartBeta Equity Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,645,293	$—	$—	$7,645,293
Investment Companies
Investment Companies	1,875,966	21,428,415	—	23,304,381

Total Assets	$9,521,259	$21,428,415	$—	$30,949,674

Total Liabilities	$—	$—	$—	$—

Total	$9,521,259	$21,428,415	$—	$30,949,674

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2017.

The Portfolio held no derivatives contracts during the year ended December 31, 2017.

Investment security transactions for the year ended December 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,683,074
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,897,020

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,349,992
Aggregate gross unrealized depreciation	(204,014)

Net unrealized appreciation	$1,145,978

Federal income tax cost of investments in securities and derivative instruments, if applicable	$29,803,696

See Notes to Financial Statements.

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CHARTERSM CONSERVATIVE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $20,505,201)	$21,428,415
Unaffiliated Issuers (Cost $9,276,709)	9,521,259
Cash	124,731
Receivable from Separate Accounts for Portfolio shares sold	38,151
Receivable from investment manager	9,638
Dividends, interest and other receivables	3,191
Receivable for securities sold	1,761
Other assets	129

Total assets	31,127,275

LIABILITIES
Distribution fees payable – Class B	6,629
Payable for securities purchased	3,190
Payable to Separate Accounts for Portfolio shares redeemed	784
Trustees’ fees payable	235
Accrued expenses	63,036

Total liabilities	73,874

NET ASSETS	$31,053,401

Net assets were comprised of:
Paid in capital	$29,691,156
Accumulated undistributed net investment income (loss)	20,752
Accumulated undistributed net realized gain (loss)	173,729
Net unrealized appreciation (depreciation)	1,167,764

Net assets	$31,053,401

Class B
Net asset value, offering and redemption price per share, $31,053,401 / 3,000,307 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.35

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Dividends ($362,200 of dividend income received from affiliates)	$623,411
Interest	660

Total income	624,071

EXPENSES
Custodian fees	166,600
Distribution fees – Class B	73,010
Investment management fees	43,806
Professional fees	41,431
Administrative fees	40,615
Printing and mailing expenses	3,673
Trustees’ fees	838
Miscellaneous	422

Gross expenses	370,395
Less: Waiver from investment manager	(84,421)
Reimbursement from investment manager	(110,131)

Net expenses	175,843

NET INVESTMENT INCOME (LOSS)	448,228

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($34,026 of realized gain (loss) from affiliates)	36,866
Net distributions of realized gain received from underlying funds ($319,194 received from affiliates)	335,229

Net realized gain (loss)	372,095

Net change in unrealized appreciation (depreciation) on investments in securities ($1,131,470 of change in unrealized appreciation (depreciation) from affiliates)	1,440,659

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,812,754

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,260,982

See Notes to Financial Statements.

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CHARTERSM CONSERVATIVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$448,228	$515,303
Net realized gain (loss)	372,095	79,568
Net change in unrealized appreciation (depreciation)	1,440,659	576,404

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,260,982	1,171,275

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(496,594)	(534,649)
Distributions from net realized capital gains
Class B	(151,832)	(27,294)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(648,426)	(561,943)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 673,619 and 1,388,779 shares, respectively ]	6,869,365	13,579,679
Capital shares issued in reinvestment of dividends and distributions [ 62,777 and 57,507 shares, respectively ]	648,426	561,943
Capital shares repurchased [ (693,458) and (318,615) shares, respectively ]	(7,005,072)	(3,093,081)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	512,719	11,048,541

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,125,275	11,657,873
NET ASSETS:
Beginning of year	28,928,126	17,270,253

End of year (a)	$31,053,401	$28,928,126

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$20,752	$2,290

See Notes to Financial Statements.

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CHARTERSM CONSERVATIVE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,						October 30, 2013* to December 31, 2013
Class B	2017		2016		2015	2014
Net asset value, beginning of period	$9.78		$9.44		$9.90	$9.88	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.22		0.16	0.21	0.08
Net realized and unrealized gain (loss)	0.63		0.32		(0.42)	(0.01)	(0.06)

Total from investment operations	0.79		0.54		(0.26)	0.20	0.02

Less distributions:
Dividends from net investment income	(0.17)		(0.19)		(0.14)	(0.18)	(0.11)
Distributions from net realized gains	(0.05)		(0.01)		(0.06)	— #	(0.03)

Total dividends and distributions	(0.22)		(0.20)		(0.20)	(0.18)	(0.14)

Net asset value, end of period	$10.35		$9.78		$9.44	$9.90	$9.88

Total return (b)	8.07%		5.69%		(2.67)%	2.02%	0.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$31,053		$28,928		$17,270	$13,616	$4,710
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60	%(j)	0.58	%(k)	0.62%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.27%		1.51%		2.14%	3.65%	3.74%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.53%		2.29%		1.58%	2.11%	5.00	%(l)
Before waivers and reimbursements (a)(f)(x)	0.87%		1.37%		0.06%	(0.88)%	1.91	%(l)
Portfolio turnover rate (z)^	20%		11%		47%	19%	18%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.25%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.06%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MODERATE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/17
	1 Year	Since Incept.
Portfolio – Class B Shares*	10.90%	3.88%
Charter Moderate Index	10.76	3.70
Dow Jones Moderately Conservative Portfolio Index	10.91	4.85
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 10.90% for the year ended December 31, 2017. This compares to the returns of the following benchmarks over the same period: the Charter Moderate Index and the Dow Jones Moderately Conservative Portfolio Index, which returned 10.76% and 10.91%, respectively.

Portfolio Highlights

In 2017, the Portfolio slightly outperformed its composite benchmark. The Portfolio’s gains were primarily attributable to above-average returns from its holdings in global equities during the year. Global bond holdings also provided attractive returns. Finally, the Portfolio’s relatively modest allocation to alternative investments also contributed positively to returns. Looking at the sector highlights:

•

Global equities surged to multi-year highs in 2017, a year of steady and consistent gains. The Portfolio’s returns were led by U.S. large-cap growth holdings, international equities and emerging market equities against a global backdrop of strong economic growth, relatively benign inflation and stronger corporate fundamentals.

•

Global fixed-income sectors experienced mixed returns. International bonds produced positive returns, led by gains in emerging markets, where the weaker dollar and rising oil prices improved economic fundamentals. By contrast, U.S. government bond market holdings were relatively muted amid stable monetary policy expectations. U.S. high-yield bonds performed generally in line with long-term averages in a strong economy.

•

The Portfolio benefited from its allocations to economically sensitive alternative sectors and strategies, including convertible securities, private equity, and global infrastructure. A number of other alternative positions were flat to slightly negative for the year, including exchange-traded funds (ETFs) invested in energy and managed futures.

Table by Asset Class (as a percentage of Total Investments in Securities)
As of December 31, 2017
Fixed Income	48.9%
Equity	34.8
Alternatives	16.3

CHARTERSM MODERATE PORTFOLIO (Unaudited)

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2017
1290 VT Convertible Securities Portfolio	6.5%
EQ/Global Bond PLUS Portfolio	5.5
EQ/Intermediate Government Bond Portfolio	5.5
Multimanager Core Bond Portfolio	5.4
EQ/PIMCO Ultra Short Bond Portfolio	5.4
iShares JP Morgan USD Emerging Markets Bond ETF	5.3
EQ/PIMCO Global Real Return Portfolio	4.6
EQ/International Equity Index Portfolio	4.4
Vanguard Total International Bond ETF	4.3
1290 VT High Yield Bond Portfolio	3.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17 - 12/31/17
Class B
Actual	$1,000.00	$1,051.05	$2.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.46	2.78

*  Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.55%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2017

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares Floating Rate Bond ETF	23,960	$1,217,647
iShares Global Infrastructure ETF	6,150	278,103
iShares International Treasury Bond ETF	2,040	101,837
iShares JP Morgan USD Emerging Markets Bond ETF	15,350	1,782,135
iShares Micro-Cap ETF	500	47,855
iShares MSCI EAFE Small-Cap ETF	3,330	214,785
iShares U.S. Oil & Gas Exploration & Production ETF	3,360	218,266
PowerShares DB Base Metals Fund*	3,010	58,424
PowerShares DB Commodity Index Tracking Fund*	4,930	81,887
PowerShares DB G10 Currency Harvest Fund*	12,470	295,664
PowerShares DB Gold Fund*	4,180	172,885
PowerShares DB Silver Fund*	1,090	28,373
PowerShares S&P 500 BuyWrite Portfolio	12,290	263,620
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	21,470	591,713
Vanguard Short-Term Inflation-Protected Securities ETF	4,900	239,218
Vanguard Total International Bond ETF	26,470	1,439,174

Total Exchange Traded Funds (20.8%) (Cost $6,927,661)		7,031,586

INVESTMENT COMPANIES:
1290 VT Convertible Securities Portfolio‡	197,545	2,175,344
1290 VT Energy Portfolio‡	18,254	130,141
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	39,350	516,441
1290 VT GAMCO Small Company Value Portfolio‡	9,561	600,744
1290 VT High Yield Bond Portfolio‡	129,092	1,247,474
1290 VT Low Volatility Global Equity Portfolio‡	27,719	325,965
1290 VT Micro Cap Portfolio‡	21,843	252,771
1290 VT Natural Resources Portfolio‡	17,202	149,482
1290 VT Real Estate Portfolio‡	25,852	286,036
1290 VT SmartBeta Equity Portfolio‡	20,924	272,948
AQR Managed Futures Strategy, Institutional Class*	23,150	213,675
AXA/AB Small Cap Growth Portfolio‡	29,561	601,687
AXA/ClearBridge Large Cap Growth Portfolio‡	51,269	620,058
AXA/Janus Enterprise Portfolio*‡	48,558	889,757
BlackRock Global Long/Short Credit Fund, Institutional Class	24,619	254,804

Eaton Vance Floating-Rate Fund, Institutional Class	69,390	624,508
EQ/BlackRock Basic Value Equity Portfolio‡	24,271	599,239
EQ/Capital Guardian Research Portfolio‡	44,887	1,195,781
EQ/Core Bond Index Portfolio‡	2,112	20,768
EQ/Emerging Markets Equity PLUS Portfolio‡	57,464	596,520
EQ/Global Bond PLUS Portfolio‡	200,275	1,840,907
EQ/Intermediate Government Bond Portfolio‡	180,520	1,836,683
EQ/International Equity Index Portfolio‡	148,251	1,489,953
EQ/Invesco Comstock Portfolio‡	33,195	613,696
EQ/MFS International Growth Portfolio‡	108,992	907,011
EQ/PIMCO Global Real Return Portfolio‡	158,324	1,565,241
EQ/PIMCO Ultra Short Bond Portfolio‡	184,913	1,835,448
EQ/T. Rowe Price Growth Stock Portfolio*‡	12,165	583,327
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	34,155	248,305
Franklin K2 Alternative Strategies Fund, Advisor Class	11,481	130,084
MSIF Frontier Markets Portfolio, Institutional Class*	15,403	318,686
Multimanager Core Bond Portfolio‡	186,067	1,835,514
Multimanager Mid Cap Value Portfolio*‡	54,097	917,809
PIMCO Foreign Bond Fund Unhedged, Institutional Class	25,778	259,330
Templeton Emerging Markets Small Cap Fund, Advisor Class	20,978	320,117
Templeton Global Smaller Companies Fund, Advisor Class	36,151	383,557

Total Investment Companies (78.8%) (Cost $25,258,325)		26,659,811

Total Investments in Securities (99.6%) (Cost $32,185,986)		33,691,397
Other Assets Less Liabilities (0.4%)		135,746

Net Assets (100%)		$33,827,143

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio (a)	197,545	1,550,845	1,292,085	(787,957)	2,385	117,986	2,175,344	68,661	55,324
1290 VT Energy Portfolio (b)	18,254	93,890	73,862	(35,483)	(223)	(1,905)	130,141	3,144	4
1290 VT GAMCO Mergers & Acquisitions Portfolio (c)	39,350	420,911	311,503	(216,932)	—	959	516,441	2,070	26,578
1290 VT GAMCO Small Company Value Portfolio (d)	9,561	433,661	364,730	(239,673)	4,378	37,648	600,744	4,810	41,708
1290 VT High Yield Bond Portfolio (e)	129,092	841,144	721,979	(319,346)	306	3,391	1,247,474	61,532	22
1290 VT Low Volatility Global Equity Portfolio (f)	27,719	194,340	186,454	(88,707)	670	33,208	325,965	8,898	772
1290 VT Micro Cap Portfolio (g)	21,843	165,998	124,382	(70,224)	565	32,050	252,771	479	17,832
1290 VT Natural Resources Portfolio (h)	17,202	98,074	74,594	(35,483)	84	12,213	149,482	3,880	—
1290 VT Real Estate Portfolio (i)	25,852	190,999	154,021	(70,966)	387	11,595	286,036	10,547	2,046
1290 VT SmartBeta Equity Portfolio (j)	20,924	211,628	188,094	(163,707)	3,331	33,602	272,948	3,837	7,472
AXA/AB Small Cap Growth Portfolio	29,561	436,040	368,825	(258,673)	21	55,474	601,687	2,792	47,821
AXA/ClearBridge Large Cap Growth Portfolio	51,269	401,954	390,739	(222,673)	(441)	50,479	620,058	1,836	70,691
AXA/Janus Enterprise Portfolio	48,558	589,471	580,097	(381,380)	2,538	99,031	889,757	—	85,100
EQ/BlackRock Basic Value Equity Portfolio	24,271	424,596	327,737	(192,673)	1,347	38,232	599,239	9,524	—
EQ/Capital Guardian Research Portfolio	44,887	838,580	711,260	(504,346)	8,138	142,149	1,195,781	11,565	63,272
EQ/Core Bond Index Portfolio	2,112	20,418	380	—	—	(30)	20,768	380	—
EQ/Emerging Markets Equity PLUS Portfolio	57,464	417,971	338,318	(282,673)	259	122,645	596,520	6,573	13,533
EQ/Global Bond PLUS Portfolio	200,275	1,259,579	1,161,686	(646,760)	829	65,573	1,840,907	692	—
EQ/Intermediate Government Bond Portfolio	180,520	1,269,895	1,183,221	(601,760)	333	(15,006)	1,836,683	20,228	999
EQ/International Equity Index Portfolio	148,251	1,043,479	853,419	(623,053)	(1,397)	217,505	1,489,953	40,182	27
EQ/Invesco Comstock Portfolio	33,195	422,535	324,066	(222,673)	3,033	86,735	613,696	5,853	—
EQ/MFS International Growth Portfolio	108,992	593,010	498,530	(354,139)	1,815	167,795	907,011	8,619	30,270
EQ/PIMCO Global Real Return Portfolio	158,324	1,128,219	915,384	(500,795)	133	22,300	1,565,241	18,818	—
EQ/PIMCO Ultra Short Bond Portfolio	184,913	1,273,636	1,128,812	(571,760)	254	4,506	1,835,448	27,818	—
EQ/T. Rowe Price Growth Stock Portfolio	12,165	430,418	364,062	(307,673)	7,885	88,635	583,327	—	45,849
Multimanager Core Bond Portfolio	186,067	1,267,789	1,222,001	(664,502)	(231)	10,457	1,835,514	36,650	—
Multimanager Mid Cap Value Portfolio	54,097	664,400	468,523	(286,139)	2,991	68,034	917,809	8,883	—

Total		16,683,480	14,328,764	(8,650,150)	39,390	1,505,261	23,906,745	368,271	509,320

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

(a)	Formerly known as EQ/Convertible Securities Portfolio.
(b)	Formerly known as EQ/Energy ETF Portfolio.
(c)	Formerly known as EQ/GAMCO Mergers and Acquisitions Portfolio.
(d)	Formerly known as EQ/GAMCO Small Company Value Portfolio.
(e)	Formerly known as EQ/High Yield Bond Portfolio.
(f)	Formerly known as EQ/Low Volatility Global ETF Portfolio.
(g)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.
(h)	Formerly known as AXA Natural Resources Portfolio.
(i)	Formerly known as AXA Real Estate Portfolio.
(j)	Formerly known as AXA SmartBeta Equity Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,031,586	$—	$—	$7,031,586
Investment Companies
Investment Companies	2,753,066	23,906,745	—	26,659,811

Total Assets	$9,784,652	$23,906,745	$—	$33,691,397

Total Liabilities	$—	$—	$—	$—

Total	$9,784,652	$23,906,745	$—	$33,691,397

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2017.

The Portfolio held no derivatives contracts during the year ended December 31, 2017.

Investment security transactions for the year ended December 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$18,495,747
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,170,111

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,757,033
Aggregate gross unrealized depreciation	(245,744)

Net unrealized appreciation	$1,511,289

Federal income tax cost of investments in securities and derivative instruments, if applicable	$32,180,108

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $22,636,842)	$23,906,745
Unaffiliated Issuers (Cost $9,549,144)	9,784,652
Cash	183,191
Receivable from Separate Accounts for Portfolio shares sold	45,327
Receivable from investment manager	20,674
Dividends, interest and other receivables	2,371
Other assets	155

Total assets	33,943,115

LIABILITIES
Payable for securities purchased	12,140
Distribution fees payable – Class B	7,146
Trustees’ fees payable	1,051
Payable to Separate Accounts for Portfolio shares redeemed	374
Accrued expenses	95,261

Total liabilities	115,972

NET ASSETS	$33,827,143

Net assets were comprised of:
Paid in capital	$31,968,597
Accumulated undistributed net investment income (loss)	38,680
Accumulated undistributed net realized gain (loss)	314,455
Net unrealized appreciation (depreciation)	1,505,411

Net assets	$33,827,143

Class B
Net asset value, offering and redemption price per share, $33,827,143 / 3,182,028 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.63

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Dividends ($368,271 of dividend income received from affiliates)	$600,850
Interest	386

Total income	601,236

EXPENSES
Custodian fees	170,800
Distribution fees – Class B	72,329
Professional fees	61,731
Investment management fees	43,398
Administrative fees	40,214
Printing and mailing expenses	4,055
Trustees’ fees	793
Miscellaneous	464

Gross expenses	393,784
Less: Waiver from investment manager	(83,612)
Reimbursement from investment manager	(149,785)

Net expenses	160,387

NET INVESTMENT INCOME (LOSS)	440,849

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($39,390 of realized gain (loss) from affiliates)	40,767
Net distributions of realized gain received from underlying funds ($509,320 received from affiliates)	545,754

Net realized gain (loss)	586,521

Net change in unrealized appreciation (depreciation) on investments in securities ($1,505,261 of change in unrealized appreciation (depreciation) from affiliates)	1,912,341

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,498,862

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,939,711

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$440,849	$361,102
Net realized gain (loss)	586,521	85,185
Net change in unrealized appreciation (depreciation)	1,912,341	862,936

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,939,711	1,309,223

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(502,622)	(378,663)
Distributions from net realized capital gains
Class B	(232,920)	(109,477)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(735,542)	(488,140)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 880,198 and 561,803 shares, respectively ]	9,156,691	5,425,745
Capital shares issued in connection with merger (Note 9) [ 831,598 and 0 shares, respectively ]	8,545,655	—
Capital shares issued in reinvestment of dividends and distributions [ 69,408 and 49,619 shares, respectively ]	735,542	488,140
Capital shares repurchased [ (1,007,909) and (303,434) shares, respectively ]	(10,426,013)	(2,912,934)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,011,875	3,000,951

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,216,044	3,822,034
NET ASSETS:
Beginning of year	23,611,099	19,789,065

End of year (a)	$33,827,143	$23,611,099

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$38,680	$2,815

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,						October 30, 2013* to December 31, 2013
Class B	2017		2016		2015	2014
Net asset value, beginning of period	$9.80		$9.42		$9.93	$9.93	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.16		0.12	0.19	0.08
Net realized and unrealized gain (loss)	0.91		0.43		(0.43)	(0.02)	—	#

Total from investment operations	1.07		0.59		(0.31)	0.17	0.08

Less distributions:
Dividends from net investment income	(0.16)		(0.16)		(0.13)	(0.16)	(0.12)
Distributions from net realized gains	(0.08)		(0.05)		(0.07)	(0.01)	(0.03)

Total dividends and distributions	(0.24)		(0.21)		(0.20)	(0.17)	(0.15)

Net asset value, end of period	$10.63		$9.80		$9.42	$9.93	$9.93

Total return (b)	10.90%		6.22%		(3.04)%	1.78%	0.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,827		$23,611		$19,789	$17,731	$4,481
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55	%(j)	0.58	%(k)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.36%		1.52%		1.81%	2.86%	3.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.52%		1.67%		1.24%	1.87%	4.87	%(l)
Before waivers and reimbursements (a)(f)(x)	0.72%		0.74%		0.06%	(0.35)%	1.74	%(l)
Portfolio turnover rate (z)^	35%		13%		39%	13%	15%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.25%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.07%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MODERATE GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/17
	1 Year	Since Incept.
Portfolio – Class B Shares*	12.83%	4.53%
Charter Moderate Growth Index	12.42	4.36
Dow Jones Moderate Portfolio Index	15.14	6.64
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 12.83% for the year ended December 31, 2017. This compares to the returns of the following benchmarks over the same period: the Charter Moderate Growth Index and the Dow Jones Moderate Portfolio Index, which returned 12.42% and 15.14%, respectively.

Portfolio Highlights

In 2017, the Portfolio slightly outperformed its composite benchmark. The Portfolio’s gains were primarily attributable to above-average returns from its holdings in global equities during the year. Global bond holdings provided a more moderate level of returns. Finally, the Portfolio’s relatively modest allocation to alternative investments also contributed positively to returns. Looking at the sector highlights:

•

Global equities surged to multi-year highs in 2017, a year of steady and consistent gains. The Portfolio’s returns were led by U.S. large-cap growth holdings, international equities and emerging market equities against a global backdrop of strong economic growth, relatively benign inflation and stronger corporate fundamentals.

•

Global fixed-income sectors experienced mixed returns. International bonds produced positive returns, led by gains in emerging markets, where the weaker dollar and rising oil prices improved economic fundamentals. By contrast, U.S. government bond market holdings were relatively muted amid stable monetary policy expectations. U.S. high-yield bonds performed generally in line with long-term averages in a strong economy.

•	The Portfolio benefited from its allocations to economically sensitive alternative sectors and strategies, including convertible securities, private equity, and global infrastructure.

•

Some of the Portfolio’s traditional fixed income holdings produced flat returns in 2017, and a number of alternative positions were flat to slightly negative for the year, including exchange-traded funds (ETFs) invested in energy and managed futures.

CHARTERSM MODERATE GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of December 31, 2017
Equity	44.6%
Fixed Income	35.4
Alternatives	20.0

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2017
EQ/International Equity Index Portfolio	5.7%
1290 VT Convertible Securities Portfolio	5.2
EQ/Capital Guardian Research Portfolio	4.5
EQ/PIMCO Ultra Short Bond Portfolio	4.0
Multimanager Core Bond Portfolio	4.0
EQ/Global Bond PLUS Portfolio	4.0
EQ/Intermediate Government Bond Portfolio	4.0
iShares JP Morgan USD Emerging Markets Bond ETF	3.8
EQ/PIMCO Global Real Return Portfolio	3.4
AXA/Janus Enterprise Portfolio	3.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17 - 12/31/17
Class B
Actual	$1,000.00	$1,062.22	$3.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.15	3.09

*  Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.61%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2017

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares Floating Rate Bond ETF	14,110	$717,070
iShares Global Infrastructure ETF	6,280	283,982
iShares International Treasury Bond ETF	1,730	86,362
iShares JP Morgan USD Emerging Markets Bond ETF	7,970	925,317
iShares Micro-Cap ETF	540	51,683
iShares MSCI EAFE Small-Cap ETF	4,720	304,440
iShares U.S. Oil & Gas Exploration & Production ETF	2,970	192,931
PowerShares DB Base Metals Fund*	3,260	63,277
PowerShares DB Commodity Index Tracking Fund*	7,350	122,083
PowerShares DB G10 Currency Harvest Fund*	11,665	276,577
PowerShares DB Gold Fund*	4,630	191,497
PowerShares DB Silver Fund*	1,350	35,140
PowerShares S&P 500 BuyWrite Portfolio	11,580	248,391
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	11,650	321,074
Vanguard Short-Term Inflation-Protected Securities ETF	2,450	119,609
Vanguard Total International Bond ETF	12,650	687,781

Total Exchange Traded Funds (19.1%) (Cost $4,462,656)		4,627,214

INVESTMENT COMPANIES:
1290 VT Convertible Securities Portfolio‡	114,250	1,258,106
1290 VT Energy Portfolio‡	23,326	166,308
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	38,066	499,593
1290 VT GAMCO Small Company Value Portfolio‡	8,707	547,061
1290 VT High Yield Bond Portfolio‡	64,319	621,544
1290 VT Low Volatility Global Equity Portfolio‡	23,264	273,580
1290 VT Micro Cap Portfolio‡	19,876	230,010
1290 VT Natural Resources Portfolio‡	19,010	165,193
1290 VT Real Estate Portfolio‡	28,134	311,286
1290 VT SmartBeta Equity Portfolio‡	21,218	276,775
AQR Managed Futures Strategy, Institutional Class*	32,957	304,191
AXA/AB Small Cap Growth Portfolio‡	27,257	554,798
AXA/ClearBridge Large Cap Growth Portfolio‡	45,536	550,727
AXA/Janus Enterprise Portfolio*‡	45,297	830,009
BlackRock Global Long/Short Credit Fund, Institutional Class	29,074	300,913

Eaton Vance Floating-Rate Fund, Institutional Class	21,982	197,842
EQ/BlackRock Basic Value Equity Portfolio‡	22,633	558,780
EQ/Capital Guardian Research Portfolio‡	41,235	1,098,497
EQ/Core Bond Index Portfolio‡	1,479	14,537
EQ/Emerging Markets Equity PLUS Portfolio‡	54,525	566,009
EQ/Global Bond PLUS Portfolio‡	104,793	963,251
EQ/Intermediate Government Bond Portfolio‡	93,983	956,226
EQ/International Equity Index Portfolio‡	135,969	1,366,522
EQ/Invesco Comstock Portfolio‡	30,084	556,190
EQ/MFS International Growth Portfolio‡	99,378	827,011
EQ/PIMCO Global Real Return Portfolio‡	84,119	831,628
EQ/PIMCO Ultra Short Bond Portfolio‡	97,370	966,498
EQ/T. Rowe Price Growth Stock Portfolio*‡	11,513	552,079
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	44,298	322,048
Franklin K2 Alternative Strategies Fund, Advisor Class	8,291	93,934
MSIF Frontier Markets Portfolio, Institutional Class*	13,348	276,169
Multimanager Core Bond Portfolio‡	97,710	963,883
Multimanager Mid Cap Value Portfolio*‡	48,796	827,876
PIMCO Foreign Bond Fund Unhedged, Institutional Class	15,666	157,602
Templeton Emerging Markets Small Cap Fund, Advisor Class	18,624	284,200
Templeton Global Smaller Companies Fund, Advisor Class	26,029	276,165

Total Investment Companies (80.6%) (Cost $17,885,978)		19,547,041

Total Investments in Securities (99.7%) (Cost $22,348,634)		24,174,255
Other Assets Less Liabilities (0.3%)		68,601

Net Assets (100%)		$24,242,856

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

Investments in companies which were affiliates for the year ended December 31, 2017 were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio (a)	114,250	1,177,501	270,021	(282,988)	681	92,891	1,258,106	39,297	32,176
1290 VT Energy Portfolio (b)	23,326	160,129	38,897	(26,306)	(11)	(6,401)	166,308	3,984	4
1290 VT GAMCO Mergers & Acquisitions Portfolio (c)	38,066	459,815	125,687	(87,688)	(2)	1,781	499,593	1,984	25,538
1290 VT GAMCO Small Company Value Portfolio (d)	8,707	503,318	125,759	(120,157)	2,979	35,162	547,061	4,341	37,417
1290 VT High Yield Bond Portfolio (e)	64,319	564,199	162,665	(113,994)	(151)	8,825	621,544	30,380	11
1290 VT Low Volatility Global Equity Portfolio (f)	23,264	236,734	53,905	(52,613)	366	35,188	273,580	7,427	659
1290 VT Micro Cap Portfolio (g)	19,876	230,300	54,722	(88,844)	397	33,435	230,010	391	16,149
1290 VT Natural Resources Portfolio (h)	19,010	150,400	27,163	(26,306)	15	13,921	165,193	4,253	—
1290 VT Real Estate Portfolio (i)	28,134	244,503	104,290	(52,613)	42	15,064	311,286	11,408	2,263
1290 VT SmartBeta Equity Portfolio (j)	21,218	253,768	57,162	(75,613)	3,026	38,433	276,776	3,842	7,499
AXA/AB Small Cap Growth Portfolio	27,257	514,128	130,662	(154,257)	(183)	64,448	554,798	2,551	44,110
AXA/ClearBridge Large Cap Growth Portfolio	45,536	478,823	156,751	(141,025)	(186)	56,364	550,727	1,616	63,498
AXA/Janus Enterprise Portfolio	45,297	702,853	214,060	(196,469)	300	109,265	830,009	—	84,240
EQ/BlackRock Basic Value Equity Portfolio	22,633	506,926	124,436	(105,225)	401	32,242	558,780	8,798	—
EQ/Capital Guardian Research Portfolio	41,235	986,672	243,753	(303,382)	16,319	155,135	1,098,497	10,525	57,590
EQ/Core Bond Index Portfolio	1,479	14,292	266	—	—	(21)	14,537	266	—
EQ/Emerging Markets Equity PLUS Portfolio	54,525	478,374	102,898	(153,957)	1,124	137,570	566,009	6,181	12,716
EQ/Global Bond PLUS Portfolio	104,793	864,351	230,826	(175,376)	31	43,419	963,251	396	—
EQ/Intermediate Government Bond Portfolio	93,983	859,278	278,193	(175,376)	(17)	(5,852)	956,226	10,434	530
EQ/International Equity Index Portfolio	135,969	1,238,839	251,516	(363,170)	(147)	239,484	1,366,522	36,481	43
EQ/Invesco Comstock Portfolio	30,084	526,335	96,895	(151,025)	5,261	78,724	556,190	5,257	—
EQ/MFS International Growth Portfolio	99,378	699,123	164,953	(219,069)	4,282	177,722	827,011	7,764	27,369
EQ/PIMCO Global Real Return Portfolio	84,119	747,281	218,834	(149,069)	81	14,501	831,628	10,314	—
EQ/PIMCO Ultra Short Bond Portfolio	97,370	877,537	259,553	(175,376)	35	4,749	966,498	14,524	—
EQ/T. Rowe Price Growth Stock Portfolio	11,513	492,553	135,075	(184,925)	10,719	98,657	552,079	—	43,437
Multimanager Core Bond Portfolio	97,710	866,673	273,747	(184,144)	(7)	7,614	963,883	21,581	—
Multimanager Mid Cap Value Portfolio	48,796	795,718	160,761	(193,069)	3,784	60,682	827,876	7,941	—

Total		15,630,423	4,063,450	(3,952,036)	49,139	1,543,002	17,333,978	251,936	455,249

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

(a)	Formerly known as EQ/Convertible Securities Portfolio.
(b)	Formerly known as EQ/Energy ETF Portfolio.
(c)	Formerly known as EQ/GAMCO Mergers and Acquisitions Portfolio.
(d)	Formerly known as EQ/GAMCO Small Company Value Portfolio.
(e)	Formerly known as EQ/High Yield Bond Portfolio.
(f)	Formerly known as EQ/Low Volatility Global ETF Portfolio.
(g)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.
(h)	Formerly known as AXA Natural Resources Portfolio.
(i)	Formerly known as AXA Real Estate Portfolio.
(j)	Formerly known as AXA SmartBeta Equity Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,627,214	$—	$—	$4,627,214
Investment Companies
Investment Companies	2,213,063	17,333,978	—	19,547,041

Total Assets	$6,840,277	$17,333,978	$—	$24,174,255

Total Liabilities	$—	$—	$—	$—

Total	$6,840,277	$17,333,978	$—	$24,174,255

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2017.

The Portfolio held no derivatives contracts during the year ended December 31, 2017.

Investment security transactions for the year ended December 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,895,728
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,419,974

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,971,631
Aggregate gross unrealized depreciation	(161,588)

Net unrealized appreciation	$1,810,043

Federal income tax cost of investments in securities and derivative instruments, if applicable	$22,364,212

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $15,825,133)	$17,333,978
Unaffiliated Issuers (Cost $6,523,501)	6,840,277
Cash	121,483
Receivable from investment manager	11,209
Receivable for securities sold	867
Dividends, interest and other receivables	836
Other assets	101

Total assets	24,308,751

LIABILITIES
Distribution fees payable – Class B	5,087
Payable for securities purchased	840
Trustees’ fees payable	223
Accrued expenses	59,745

Total liabilities	65,895

NET ASSETS	$24,242,856

Net assets were comprised of:
Paid in capital	$22,099,243
Accumulated undistributed net investment income (loss)	41,210
Accumulated undistributed net realized gain (loss)	276,782
Net unrealized appreciation (depreciation)	1,825,621

Net assets	$24,242,856

Class B
Net asset value, offering and redemption price per share, $24,242,856 / 2,243,313 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.81

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Dividends ($251,936 of dividend income received from affiliates)	$411,747
Interest	380

Total income	412,127

EXPENSES
Custodian fees	164,799
Distribution fees – Class B	57,625
Professional fees	41,182
Investment management fees	34,575
Administrative fees	32,500
Printing and mailing expenses	2,930
Trustees’ fees	666
Miscellaneous	357

Gross expenses	334,634
Less: Waiver from investment manager	(67,075)
Reimbursement from investment manager	(127,592)

Net expenses	139,967

NET INVESTMENT INCOME (LOSS)	272,160

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($49,139 of realized gain (loss) from affiliates)	65,078
Net distributions of realized gain received from underlying funds ($455,249 received from affiliates)	489,079

Net realized gain (loss)	554,157

Net change in unrealized appreciation (depreciation) on investments in securities ($1,543,002 of change in unrealized appreciation (depreciation) from affiliates)	1,946,426

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,500,583

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,772,743

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$272,160	$279,699
Net realized gain (loss)	554,157	107,822
Net change in unrealized appreciation (depreciation)	1,946,426	970,544

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,772,743	1,358,065

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(319,247)	(299,704)
Distributions from net realized capital gains
Class B	(237,987)	(169,243)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(557,234)	(468,947)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 418,284 and 735,086 shares, respectively ]	4,378,111	7,030,677
Capital shares issued in reinvestment of dividends and distributions [ 51,783 and 47,563 shares, respectively ]	557,234	468,947
Capital shares repurchased [ (455,728) and (344,630) shares, respectively ]	(4,764,640)	(3,334,702)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	170,705	4,164,922

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,386,214	5,054,040
NET ASSETS:
Beginning of year	21,856,642	16,802,602

End of year (a)	$24,242,856	$21,856,642

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$41,210	$2,898

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,						October 30, 2013* to December 31, 2013
Class B	2017		2016		2015	2014
Net asset value, beginning of period	$9.81		$9.38		$9.94	$9.94	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.14		0.12	0.17	0.10
Net realized and unrealized gain (loss)	1.14		0.51		(0.45)	0.01 †	0.03

Total from investment operations	1.26		0.65		(0.33)	0.18	0.13

Less distributions:
Dividends from net investment income	(0.15)		(0.14)		(0.13)	(0.15)	(0.16)
Distributions from net realized gains	(0.11)		(0.08)		(0.10)	(0.03)	(0.03)

Total dividends and distributions	(0.26)		(0.22)		(0.23)	(0.18)	(0.19)

Net asset value, end of period	$10.81		$9.81		$9.38	$9.94	$9.94

Total return (b)	12.83%		6.88%		(3.34)%	1.88%	1.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,243		$21,857		$16,803	$12,771	$4,433
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.61	%(j)	0.59	%(k)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.45%		1.62%		2.24%	3.80%	3.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.18%		1.43%		1.25%	1.66%	5.80	%(l)
Before waivers and reimbursements (a)(f)(x)	0.34%		0.40%		(0.37)%	(1.49)%	2.86	%(l)
Portfolio turnover rate (z)^	19%		17%		49%	21%	43%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.35%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.11%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/17
	1 Year	Since Incept.
Portfolio – Class B Shares*	14.81%	4.77%
Charter Growth Index	14.10	5.02
Dow Jones Moderately Aggressive Portfolio Index	19.08	8.09
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 14.81% for the year ended December 31, 2017. This compares to the returns of the following benchmarks over the same period: the Charter Growth Index and the Dow Jones Moderately Aggressive Portfolio Index, which returned 14.10% and 19.08%, respectively.

Portfolio Highlights

In 2017, the Portfolio slightly outperformed its composite benchmark. The Portfolio’s gains were primarily attributable to above-average returns from its holdings in global equities during the year. Global bond holdings provided a more moderate level of returns. Finally, the Portfolio’s relatively modest allocation to alternative investments also contributed positively to returns. Looking at the sector highlights:

•

Global equities surged to multi-year highs in 2017, a year of steady and consistent gains. The Portfolio’s returns were led by U.S. large-cap growth holdings, international equities and emerging market equities against a global backdrop of strong economic growth, relatively benign inflation and stronger corporate fundamentals.

•

Global fixed-income sectors experienced mixed returns. International bonds produced positive returns, led by gains in emerging markets, where the weaker dollar improved economic fundamentals. By contrast, U.S. government bond market holdings were relatively muted amid stable monetary policy expectations. U.S. high-yield bonds performed generally in line with long-term averages in a strong economy.

•	The Portfolio benefited from its allocations to economically sensitive alternative sectors and strategies, including convertible securities, global infrastructure and real estate.

•

Some of the Portfolio’s inflation-protected short-term and core bond holdings produced flat returns in 2017, and a number of alternative positions were flat to slightly negative for the year, including exchange-traded funds (ETFs) invested in energy and managed futures.

CHARTERSM GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of December 31, 2017
Equity	54.8%
Alternatives	23.2
Fixed Income	22.0

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2017
EQ/International Equity Index Portfolio	6.9%
EQ/Capital Guardian Research Portfolio	5.6
EQ/MFS International Growth Portfolio	4.3
AXA/Janus Enterprise Portfolio	4.2
Multimanager Mid Cap Value Portfolio	4.2
1290 VT Convertible Securities Portfolio	4.0
AXA/AB Small Cap Growth Portfolio	2.9
EQ/Emerging Markets Equity PLUS Portfolio	2.8
EQ/T. Rowe Price Growth Stock Portfolio	2.8
AXA/ClearBridge Large Cap Growth Portfolio	2.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17 - 12/31/17
Class B
Actual	$1,000.00	$1,074.14	$3.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.06	3.19

*  Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.62%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2017

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares Floating Rate Bond ETF	4,920	$250,034
iShares Global Infrastructure ETF	5,280	238,762
iShares International Treasury Bond ETF	1,060	52,915
iShares JP Morgan USD Emerging Markets Bond ETF	2,690	312,309
iShares Micro-Cap ETF	240	22,971
iShares MSCI EAFE Small-Cap ETF	1,690	109,005
iShares U.S. Oil & Gas Exploration & Production ETF	2,900	188,384
PowerShares DB Base Metals Fund*	2,920	56,677
PowerShares DB Commodity Index Tracking Fund*	7,490	124,409
PowerShares DB G10 Currency Harvest Fund*	7,520	178,299
PowerShares DB Gold Fund*	4,325	178,882
PowerShares DB Silver Fund*	1,110	28,893
PowerShares S&P 500 BuyWrite Portfolio	7,400	158,730
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	3,060	84,334
Vanguard Short-Term Inflation-Protected Securities ETF	620	30,268
Vanguard Total International Bond ETF	3,710	201,713

Total Exchange Traded Funds (16.5%) (Cost $2,241,237)		2,216,585

INVESTMENT COMPANIES:
1290 VT Convertible Securities Portfolio‡	49,217	541,975
1290 VT Energy Portfolio‡	28,258	201,470
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	16,175	212,294
1290 VT GAMCO Small Company Value Portfolio‡	5,964	374,706
1290 VT High Yield Bond Portfolio‡	25,625	247,625
1290 VT Low Volatility Global Equity Portfolio‡	16,528	194,370
1290 VT Micro Cap Portfolio‡	14,210	164,437
1290 VT Natural Resources Portfolio‡	23,176	201,397
1290 VT Real Estate Portfolio‡	30,132	333,388
1290 VT SmartBeta Equity Portfolio‡	15,028	196,031
AQR Managed Futures Strategy, Institutional Class*	18,009	166,220
AXA/AB Small Cap Growth Portfolio‡	18,834	383,348
AXA/ClearBridge Large Cap Growth Portfolio‡	31,248	377,925
AXA/Janus Enterprise Portfolio*‡	30,885	565,924
BlackRock Global Long/Short Credit Fund, Institutional Class	11,746	121,572
Eaton Vance Floating-Rate Fund, Institutional Class	7,320	65,880

EQ/BlackRock Basic Value Equity Portfolio‡	15,185	374,906
EQ/Capital Guardian Research Portfolio‡	28,008	746,124
EQ/Core Bond Index Portfolio‡	1,584	15,576
EQ/Emerging Markets Equity PLUS Portfolio‡	36,624	380,188
EQ/Global Bond PLUS Portfolio‡	36,411	334,683
EQ/Intermediate Government Bond Portfolio‡	32,714	332,848
EQ/International Equity Index Portfolio‡	91,534	919,935
EQ/Invesco Comstock Portfolio‡	20,434	377,772
EQ/MFS International Growth Portfolio‡	69,239	576,200
EQ/PIMCO Global Real Return Portfolio‡	30,694	303,454
EQ/PIMCO Ultra Short Bond Portfolio‡	34,327	340,735
EQ/T. Rowe Price Growth Stock Portfolio*‡	7,897	378,689
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	15,329	111,441
Franklin K2 Alternative Strategies Fund, Advisor Class	7,170	81,232
MSIF Frontier Markets Portfolio, Institutional Class*	8,888	183,901
Multimanager Core Bond Portfolio‡	33,794	333,371
Multimanager Mid Cap Value Portfolio*‡	32,854	557,410
PIMCO Foreign Bond Fund Unhedged, Institutional Class	5,809	58,436
Templeton Emerging Markets Small Cap Fund, Advisor Class	12,230	186,630
Templeton Global Smaller Companies Fund, Advisor Class	24,821	263,355

Total Investment Companies (83.1%) (Cost $10,272,877)		11,205,448

Total Investments in Securities (99.6%) (Cost $12,514,114)		13,422,033
Other Assets Less Liabilities (0.4%)		59,959

Net Assets (100%)		$13,481,992

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

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CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio (a)	49,217	519,925	108,024	(125,266)	655	38,637	541,975	16,998	13,155
1290 VT Energy Portfolio (b)	28,258	181,038	61,073	(35,303)	94	(5,432)	201,470	4,823	—
1290 VT GAMCO Mergers & Acquisitions Portfolio (c)	16,175	205,421	46,584	(40,346)	4	631	212,294	842	10,813
1290 VT GAMCO Small Company Value Portfolio (d)	5,964	342,508	91,346	(83,206)	2,759	21,299	374,706	2,971	25,275
1290 VT High Yield Bond Portfolio (e)	25,625	216,566	69,634	(40,346)	(111)	1,882	247,625	12,105	—
1290 VT Low Volatility Global Equity Portfolio (f)	16,528	174,100	30,774	(35,303)	1,143	23,656	194,370	5,263	461
1290 VT Micro Cap Portfolio (g)	14,210	172,179	29,759	(62,417)	5,488	19,428	164,437	365	11,501
1290 VT Natural Resources Portfolio (h)	23,176	183,049	37,231	(35,303)	316	16,104	201,397	5,181	—
1290 VT Real Estate Portfolio (i)	30,132	283,944	93,897	(60,520)	556	15,511	333,388	12,182	2,372
1290 VT SmartBeta Equity Portfolio (j)	15,028	171,167	33,116	(35,303)	2,039	25,012	196,031	2,758	5,307
AXA/AB Small Cap Growth Portfolio	18,834	343,931	82,170	(83,206)	133	40,320	383,348	1,762	30,309
AXA/ClearBridge Large Cap Growth Portfolio	31,248	331,753	92,482	(83,606)	(197)	37,493	377,925	1,108	41,274
AXA/Janus Enterprise Portfolio	30,885	494,708	126,115	(129,366)	(849)	75,316	565,924	—	54,544
EQ/BlackRock Basic Value Equity Portfolio	15,185	365,526	82,001	(95,806)	5,843	17,342	374,906	5,901	—
EQ/Capital Guardian Research Portfolio	28,008	676,677	142,865	(185,669)	25,901	86,350	746,124	7,146	39,100
EQ/Core Bond Index Portfolio	1,584	15,313	285	—	—	(22)	15,576	285	—
EQ/Emerging Markets Equity PLUS Portfolio	36,624	328,235	62,703	(102,206)	403	91,053	380,188	4,148	8,455
EQ/Global Bond PLUS Portfolio	36,411	288,849	91,977	(60,520)	64	14,313	334,683	134	—
EQ/Intermediate Government Bond Portfolio	32,714	310,696	84,757	(60,520)	18	(2,103)	332,848	3,630	184
EQ/International Equity Index Portfolio	91,534	858,459	147,237	(242,680)	(2,901)	159,820	919,935	24,649	—
EQ/Invesco Comstock Portfolio	20,434	372,769	53,657	(104,606)	6,774	49,178	377,772	3,557	—
EQ/MFS International Growth Portfolio	69,239	490,387	96,098	(130,866)	1,194	119,387	576,200	5,480	19,047
EQ/PIMCO Global Real Return Portfolio	30,694	262,247	86,514	(50,433)	144	4,982	303,454	3,529	—
EQ/PIMCO Ultra Short Bond Portfolio	34,327	313,203	86,559	(60,520)	(20)	1,513	340,735	5,116	—
EQ/T. Rowe Price Growth Stock Portfolio	7,897	340,251	79,650	(112,806)	17,149	54,445	378,689	—	29,550
Multimanager Core Bond Portfolio	33,794	305,929	90,338	(65,563)	27	2,640	333,371	7,317	—
Multimanager Mid Cap Value Portfolio	32,854	560,223	102,916	(149,466)	13,996	29,741	557,410	5,345	—

Total		9,109,053	2,109,762	(2,271,152)	80,622	938,496	9,966,781	142,595	291,347

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

(a)	Formerly known as EQ/Convertible Securities Portfolio.
(b)	Formerly known as EQ/Energy ETF Portfolio.
(c)	Formerly known as EQ/GAMCO Mergers and Acquisitions Portfolio.
(d)	Formerly known as EQ/GAMCO Small Company Value Portfolio.
(e)	Formerly known as EQ/High Yield Bond Portfolio.
(f)	Formerly known as EQ/Low Volatility Global ETF Portfolio.
(g)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.
(h)	Formerly known as AXA Natural Resources Portfolio.
(i)	Formerly known as AXA Real Estate Portfolio.
(j)	Formerly known as AXA SmartBeta Equity Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,216,585	$—	$—	$2,216,585
Investment Companies
Investment Companies	1,238,667	9,966,781	—	11,205,448

Total Assets	$3,455,252	$9,966,781	$—	$13,422,033

Total Liabilities	$—	$—	$—	$—

Total	$3,455,252	$9,966,781	$—	$13,422,033

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2017.

The Portfolio held no derivatives contracts during the year ended December 31, 2017.

Investment security transactions for the year ended December 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,491,167
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,721,741

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,219,271
Aggregate gross unrealized depreciation	(272,503)

Net unrealized appreciation	$946,768

Federal income tax cost of investments in securities and derivative instruments, if applicable	$12,475,265

See Notes to Financial Statements.

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CHARTERSM GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $9,123,115)	$9,966,781
Unaffiliated Issuers (Cost $3,390,999)	3,455,252
Cash	141,542
Receivable from investment manager	15,098
Dividends, interest and other receivables	277
Other assets	55

Total assets	13,579,005

LIABILITIES
Payable for securities purchased	33,907
Distribution fees payable – Class B	2,798
Trustees’ fees payable	243
Accrued expenses	60,065

Total liabilities	97,013

NET ASSETS	$13,481,992

Net assets were comprised of:
Paid in capital	$12,343,462
Accumulated undistributed net investment income (loss)	21,830
Accumulated undistributed net realized gain (loss)	208,781
Net unrealized appreciation (depreciation)	907,919

Net assets	$13,481,992

Class B
Net asset value, offering and redemption price per share, $13,481,992 / 1,245,613 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.82

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Dividends ($142,595 of dividend income received from affiliates)	$205,688
Interest	225

Total income	205,913

EXPENSES
Custodian fees	156,699
Professional fees	41,877
Administrative fees	32,515
Distribution fees – Class B	30,974
Investment management fees	18,584
Printing and mailing expenses	1,668
Trustees’ fees	362
Miscellaneous	229

Gross expenses	282,908
Less: Waiver from investment manager	(51,099)
Reimbursement from investment manager	(154,518)

Net expenses	77,291

NET INVESTMENT INCOME (LOSS)	128,622

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($80,622 of realized gain (loss) from affiliates)	91,055
Net distributions of realized gain received from underlying funds ($291,347 received from affiliates)	313,071

Net realized gain (loss)	404,126

Net change in unrealized appreciation (depreciation) on investments in securities ($938,496 of change in unrealized appreciation (depreciation) from affiliates)	1,188,104

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,592,230

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,720,852

See Notes to Financial Statements.

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CHARTERSM GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$128,622	$135,027
Net realized gain (loss)	404,126	88,460
Net change in unrealized appreciation (depreciation)	1,188,104	692,720

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,720,852	916,207

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(167,433)	(145,075)
Distributions from net realized capital gains
Class B	(245,254)	(75,498)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(412,687)	(220,573)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 168,778 and 216,798 shares, respectively ]	1,787,589	2,023,317
Capital shares issued in reinvestment of dividends and distributions [ 38,395 and 22,541 shares, respectively ]	412,687	220,573
Capital shares repurchased [ (236,903) and (254,140) shares, respectively ]	(2,436,288)	(2,418,391)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(236,012)	(174,501)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,072,153	521,133
NET ASSETS:
Beginning of year	12,409,839	11,888,706

End of year (a)	$13,481,992	$12,409,839

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$21,830	$3,161

See Notes to Financial Statements.

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CHARTERSM GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,						October 30, 2013* to December 31, 2013
Class B	2017		2016		2015	2014
Net asset value, beginning of period	$9.73		$9.22		$10.01	$10.02	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.10		0.08	0.14	0.08
Net realized and unrealized gain (loss)	1.33		0.59		(0.53)	0.03	0.06

Total from investment operations	1.44		0.69		(0.45)	0.17	0.14

Less distributions:
Dividends from net investment income	(0.14)		(0.12)		(0.11)	(0.15)	(0.10)
Distributions from net realized gains	(0.21)		(0.06)		(0.23)	(0.03)	(0.02)

Total dividends and distributions	(0.35)		(0.18)		(0.34)	(0.18)	(0.12)

Net asset value, end of period	$10.82		$9.73		$9.22	$10.01	$10.02

Total return (b)	14.81%		7.44%		(4.55)%	1.64%	1.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,482		$12,410		$11,889	$14,325	$5,785
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.62	%(j)	0.60	%(k)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	2.28%		2.26%		2.30%	3.03%	3.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.04%		1.10%		0.77%	1.36%	4.90	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.62)%		(0.56)%		(0.90)%	(1.02)%	1.99	%(l)
Portfolio turnover rate (z)^	20%		19%		39%	55%	10%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.40%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.13%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/17
	1 Year	Since Incept.
Portfolio – Class B Shares*	16.76%	5.13%
Charter Aggressive Growth Index	15.80	5.66
Dow Jones Moderately Aggressive Portfolio Index	19.08	8.09
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 16.76% for the year ended December 31, 2017. This compares to the returns of the following benchmarks over the same period: the Charter Aggressive Growth Index and the Dow Jones Moderately Aggressive Portfolio Index, which returned 15.80% and 19.08%, respectively.

Portfolio Highlights

In 2017, the Portfolio outperformed its composite benchmark. The Portfolio’s gains were primarily attributable to above-average returns from its holdings in global equities during the year. Global bond holdings provided a more moderate level of returns. Finally, the Portfolio’s relatively modest allocation to alternative investments also contributed positively to returns. Looking at the sector highlights:

•

Global equities surged to multi-year highs in 2017, a year of steady and consistent gains. The Portfolio’s returns were led by U.S. large-cap growth holdings, international equities and emerging market equities against a global backdrop of strong economic growth, relatively benign inflation and stronger corporate fundamentals.

•

Global fixed-income sectors experienced mixed returns. International bonds produced positive returns, led by gains in emerging markets, where the weaker dollar improved economic fundamentals. By contrast, U.S. government bond market holdings were relatively muted amid stable monetary policy expectations. U.S. high-yield bonds performed generally in line with long-term averages in a strong economy.

•	The Portfolio benefited from its allocations to economically sensitive alternative sectors and strategies, including convertible securities, global infrastructure and real estate.

•

Some of the Portfolio’s inflation-protected short-term and core bond holdings produced flat returns in 2017, and a number of alternative positions were flat to slightly negative for the year, including exchange-traded funds (ETFs) invested in energy and managed futures.

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of December 31, 2017
Equity	63.6%
Alternatives	27.8
Fixed Income	8.6

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2017
EQ/International Equity Index Portfolio	8.0%
EQ/Capital Guardian Research Portfolio	6.5
EQ/MFS International Growth Portfolio	4.9
Multimanager Mid Cap Value Portfolio	4.9
AXA/Janus Enterprise Portfolio	4.8
1290 VT Real Estate Portfolio	3.6
AXA/ClearBridge Large Cap Growth Portfolio	3.3
EQ/Invesco Comstock Portfolio	3.3
EQ/Emerging Markets Equity PLUS Portfolio	3.3
EQ/BlackRock Basic Value Equity Portfolio	3.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17 - 12/31/17
Class B
Actual	$1,000.00	$1,088.66	$3.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.90	3.34

*  Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2017

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares Floating Rate Bond ETF	920	$46,755
iShares Global Infrastructure ETF	3,740	169,124
iShares International Treasury Bond ETF	160	7,987
iShares JP Morgan USD Emerging Markets Bond ETF	540	62,694
iShares Micro-Cap ETF	200	19,142
iShares MSCI EAFE Small-Cap ETF	730	47,085
iShares U.S. Oil & Gas Exploration & Production ETF	2,480	161,101
PowerShares DB Base Metals Fund*	2,090	40,567
PowerShares DB Commodity Index Tracking Fund*	6,470	107,467
PowerShares DB G10 Currency Harvest Fund*	4,885	115,823
PowerShares DB Gold Fund*	3,320	137,315
PowerShares DB Silver Fund*	970	25,249
PowerShares S&P 500 BuyWrite Portfolio	4,460	95,667
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	890	24,528
Vanguard Short-Term Inflation-Protected Securities ETF	270	13,181
Vanguard Total International Bond ETF	840	45,671

Total Exchange Traded Funds (17.4%) (Cost $1,168,803)		1,119,356

INVESTMENT COMPANIES:
1290 VT Convertible Securities Portfolio‡	16,410	180,701
1290 VT Energy Portfolio‡	19,641	140,034
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	4,536	59,535
1290 VT GAMCO Small Company Value Portfolio‡	3,316	208,337
1290 VT High Yield Bond Portfolio‡	4,270	41,265
1290 VT Low Volatility Global Equity Portfolio‡	8,796	103,442
1290 VT Micro Cap Portfolio‡	7,995	92,518
1290 VT Natural Resources Portfolio‡	16,985	147,597
1290 VT Real Estate Portfolio‡	20,944	231,728
1290 VT SmartBeta Equity Portfolio‡	8,134	106,105
AQR Managed Futures Strategy, Institutional Class*	8,548	78,894
AXA/AB Small Cap Growth Portfolio‡	10,364	210,950
AXA/ClearBridge Large Cap Growth Portfolio‡	17,638	213,316
AXA/Janus Enterprise Portfolio*‡	16,772	307,317
BlackRock Global Long/Short Credit Fund, Institutional Class	3,504	36,265
Eaton Vance Floating-Rate Fund, Institutional Class	1,657	14,916
EQ/BlackRock Basic Value Equity Portfolio‡	8,593	212,144

EQ/Capital Guardian Research Portfolio‡	15,625	416,241
EQ/Emerging Markets Equity PLUS Portfolio‡	20,462	212,417
EQ/Global Bond PLUS Portfolio‡	6,499	59,738
EQ/Intermediate Government Bond Portfolio‡	6,190	62,983
EQ/International Equity Index Portfolio‡	51,393	516,515
EQ/Invesco Comstock Portfolio‡	11,523	213,032
EQ/MFS International Growth Portfolio‡	37,624	313,099
EQ/PIMCO Global Real Return Portfolio‡	5,142	50,833
EQ/PIMCO Ultra Short Bond Portfolio‡	6,089	60,444
EQ/T. Rowe Price Growth Stock Portfolio*‡	4,329	207,589
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	3,221	23,417
Franklin K2 Alternative Strategies Fund, Advisor Class	2,990	33,881
MSIF Frontier Markets Portfolio, Institutional Class*	4,856	100,479
Multimanager Core Bond Portfolio‡	5,992	59,106
Multimanager Mid Cap Value Portfolio‡	18,358	311,472
PIMCO Foreign Bond Fund Unhedged, Institutional Class	851	8,564
Templeton Emerging Markets Small Cap Fund, Advisor Class	7,002	106,843
Templeton Global Smaller Companies Fund, Advisor Class	15,366	163,031

Total Investment Companies (82.7%) (Cost $4,914,838)		5,304,748

Total Investments in Securities (100.1%) (Cost $6,083,641)		6,424,104
Other Assets Less Liabilities (-0.1%)		(5,925)

Net Assets (100%)		$6,418,179

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares

See Notes to Financial Statements.

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio (a)	16,410	153,085	49,850	(34,693)	89	12,370	180,701	5,647	4,371
1290 VT Energy Portfolio (b)	19,641	119,366	49,392	(24,781)	(315)	(3,628)	140,034	3,340	—
1290 VT GAMCO Mergers & Acquisitions Portfolio (c)	4,536	45,658	26,091	(12,390)	12	164	59,535	235	3,030
1290 VT GAMCO Small Company Value Portfolio (d)	3,316	189,923	61,171	(56,849)	673	13,419	208,337	1,646	14,003
1290 VT High Yield Bond Portfolio (e)	4,270	37,594	10,545	(7,434)	35	525	41,265	2,010	—
1290 VT Low Volatility Global Equity Portfolio (f)	8,796	84,444	25,798	(19,825)	275	12,750	103,442	2,791	245
1290 VT Micro Cap Portfolio (g)	7,995	76,425	23,726	(20,868)	276	12,959	92,518	205	6,450
1290 VT Natural Resources Portfolio (h)	16,985	115,725	43,837	(24,781)	110	12,706	147,597	3,786	—
1290 VT Real Estate Portfolio (i)	20,944	169,927	95,285	(44,605)	451	10,670	231,728	8,434	1,638
1290 VT SmartBeta Equity Portfolio (j)	8,134	84,341	27,115	(19,825)	254	14,220	106,105	1,488	2,862
AXA/AB Small Cap Growth Portfolio	10,364	176,439	63,139	(51,649)	182	22,839	210,950	966	16,650
AXA/ClearBridge Large Cap Growth Portfolio	17,638	164,339	68,855	(39,649)	69	19,702	213,316	624	22,708
AXA/Janus Enterprise Portfolio	16,772	241,769	95,281	(68,996)	880	38,383	307,317	—	29,842
EQ/BlackRock Basic Value Equity Portfolio	8,593	183,803	60,851	(45,249)	93	12,646	212,144	3,328	—
EQ/Capital Guardian Research Portfolio	15,625	341,530	113,914	(100,020)	4,027	56,790	416,241	3,973	21,740
EQ/Emerging Markets Equity PLUS Portfolio	20,462	163,220	52,539	(51,649)	212	48,095	212,417	2,309	4,707
EQ/Global Bond PLUS Portfolio	6,499	46,465	23,246	(12,390)	(19)	2,436	59,738	21	—
EQ/Intermediate Government Bond Portfolio	6,190	50,335	25,444	(12,390)	16	(422)	62,983	684	34
EQ/International Equity Index Portfolio	51,393	427,063	126,525	(123,052)	(23)	86,002	516,515	13,790	—
EQ/Invesco Comstock Portfolio	11,523	185,894	47,519	(50,849)	406	30,062	213,032	1,996	—
EQ/MFS International Growth Portfolio	37,624	238,979	78,720	(68,996)	779	63,617	313,099	2,967	10,314
EQ/PIMCO Global Real Return Portfolio	5,142	39,321	20,566	(9,912)	23	835	50,833	585	—
EQ/PIMCO Ultra Short Bond Portfolio	6,089	47,024	25,629	(12,390)	5	176	60,444	903	—
EQ/T. Rowe Price Growth Stock Portfolio	4,329	164,834	61,715	(57,649)	3,768	34,921	207,589	—	16,192
Multimanager Core Bond Portfolio	5,992	49,568	21,443	(12,390)	(5)	490	59,106	1,217	—
Multimanager Mid Cap Value Portfolio	18,358	276,599	80,416	(68,196)	459	22,194	311,472	2,976	—

Total		3,873,670	1,378,612	(1,051,477)	12,732	524,921	4,738,458	65,921	154,786

See Notes to Financial Statements.

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

(a)	Formerly known as EQ/Convertible Securities Portfolio.
(b)	Formerly known as EQ/Energy ETF Portfolio.
(c)	Formerly known as EQ/GAMCO Mergers and Acquisitions Portfolio.
(d)	Formerly known as EQ/GAMCO Small Company Value Portfolio.
(e)	Formerly known as EQ/High Yield Bond Portfolio.
(f)	Formerly known as EQ/Low Volatility Global ETF Portfolio.
(g)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.
(h)	Formerly known as AXA Natural Resources Portfolio.
(i)	Formerly known as AXA Real Estate Portfolio.
(j)	Formerly known as AXA SmartBeta Equity Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$1,119,356	$—	$—	$1,119,356
Investment Companies
Investment Companies	566,290	4,738,458	—	5,304,748

Total Assets	$1,685,646	$4,738,458	$—	$6,424,104

Total Liabilities	$—	$—	$—	$—

Total	$1,685,646	$4,738,458	$—	$6,424,104

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2017.

The Portfolio held no derivatives contracts during the year ended December 31, 2017.

Investment security transactions for the year ended December 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,679,313
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,217,816

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$586,792
Aggregate gross unrealized depreciation	(229,487)

Net unrealized appreciation	$357,305

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,066,799

See Notes to Financial Statements.

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,392,724)	$4,738,458
Unaffiliated Issuers (Cost $1,690,917)	1,685,646
Cash	36,234
Receivable from investment manager	16,620
Receivable for securities sold	202
Dividends, interest and other receivables	59
Other assets	26

Total assets	6,477,245

LIABILITIES
Accrued professional fee	33,384
Distribution fees payable – Class B	1,338
Trustees’ fees payable	129
Payable for securities purchased	59
Accrued expenses	24,156

Total liabilities	59,066

NET ASSETS	$6,418,179

Net assets were comprised of:
Paid in capital	$5,962,179
Accumulated undistributed net investment income (loss)	8,450
Accumulated undistributed net realized gain (loss)	107,087
Net unrealized appreciation (depreciation)	340,463

Net assets	$6,418,179

Class B
Net asset value, offering and redemption price per share, $6,418,179 / 577,461 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.11

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Dividends ($65,921 of dividend income received from affiliates)	$89,451
Interest	125

Total income	89,576

EXPENSES
Custodian fees	150,000
Professional fees	40,523
Administrative fees	32,503
Distribution fees – Class B	14,618
Investment management fees	8,771
Printing and mailing expenses	1,295
Trustees’ fees	165
Miscellaneous	141

Gross expenses	248,016
Less: Waiver from investment manager	(41,274)
Reimbursement from investment manager	(168,372)

Net expenses	38,370

NET INVESTMENT INCOME (LOSS)	51,206

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($12,732 of realized gain (loss) from affiliates)	15,898
Net distributions of realized gain received from underlying funds ($154,786 received from affiliates)	166,782

Net realized gain (loss)	182,680

Net change in unrealized appreciation (depreciation) on investments in securities ($524,921 of change in unrealized appreciation (depreciation) from affiliates)	666,585

NET REALIZED AND UNREALIZED GAIN (LOSS)	849,265

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$900,471

See Notes to Financial Statements.

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$51,206	$42,128
Net realized gain (loss)	182,680	(6,744)
Net change in unrealized appreciation (depreciation)	666,585	520,561

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	900,471	555,945

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(74,516)	(46,041)
Distributions from net realized capital gains
Class B	(100,277)	—
Return of capital
Class B	—	(8,410)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(174,793)	(54,451)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 125,125 and 315,775 shares, respectively ]	1,318,875	2,913,844
Capital shares issued in reinvestment of dividends and distributions [ 15,934 and 5,552 shares, respectively ]	174,793	54,451
Capital shares repurchased [ (100,985) and (576,083) shares, respectively ]	(1,061,890)	(5,429,539)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	431,778	(2,461,244)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,157,456	(1,959,750)
NET ASSETS:
Beginning of year	5,260,723	7,220,473

End of year (a)	$6,418,179	$5,260,723

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$8,450	$2,636

See Notes to Financial Statements.

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,						October 30, 2013* to December 31, 2013
Class B	2017		2016		2015	2014
Net asset value, beginning of period	$9.79		$9.12		$9.93	$9.98	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.06		0.07	0.12	0.09
Net realized and unrealized gain (loss)	1.54		0.72		(0.62)	(0.01)	0.10

Total from investment operations	1.63		0.78		(0.55)	0.11	0.19

Less distributions:
Dividends from net investment income	(0.13)		(0.09)		(0.09)	(0.15)	(0.14)
Distributions from net realized gains	(0.18)		—		(0.17)	(0.01)	(0.07)
Return of capital	—		(0.02)		—	—	—

Total dividends and distributions	(0.31)		(0.11)		(0.26)	(0.16)	(0.21)

Net asset value, end of period	$11.11		$9.79		$9.12	$9.93	$9.98

Total return (b)	16.76%		8.47%		(5.58)%	1.08%	1.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,418		$5,261		$7,220	$7,187	$4,204
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.66	%(j)	0.61	%(k)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	4.24%		3.84%		3.54%	4.93%	3.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.88%		0.64%		0.70%	1.18%	5.07	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.71)%		(2.59)%		(2.21)%	(3.10)%	1.92	%(l)
Portfolio turnover rate (z)^	21%		46%		40%	21%	10%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.45%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MULTI-SECTOR BOND PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/17
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	2.17%	1.15%	0.58%
Portfolio – Class B Shares	2.18	1.20	0.49
Portfolio – Class K Shares*	2.42	1.46	2.19
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	2.14	1.50	3.32
* Date of inception 8/26/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 2.18% for the year ended December 31, 2017. This compares to the Portfolio’s benchmark, the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, which returned 2.14% over the same period.

Portfolio Highlights

In 2017, the Portfolio slightly outperformed its benchmark. The Portfolio’s gains were primarily attributable to global bond holdings. Looking at the sector highlights:

•

International bonds produced positive returns, led by gains in emerging markets, where the weaker dollar and rising oil prices improved economic fundamentals. U.S. high-yield bonds performed generally in line with long-term averages.

•	By contrast, U.S. government bond market returns were relatively muted amid stable monetary policy expectations.

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2017
Fixed Income	100.0%

Top Holdings (as a percentage of Total Investments in Securities) As of December 31, 2017
EQ/Core Bond Index Portfolio	48.2%
EQ/Quality Bond PLUS Portfolio	22.7
1290 VT High Yield Bond Portfolio	10.1
1290 VT DoubleLine Opportunistic Bond Portfolio	7.0
EQ/PIMCO Global Real Return Portfolio	5.3
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	4.1
Natixis Loomis Sayles Strategic Income Fund, Institutional Class Shares	2.6

CHARTERSM MULTI-SECTOR BOND PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17 - 12/31/17
Class A
Actual	$1,000.00	$1,003.20	$2.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.51	2.73
Class B
Actual	1,000.00	1,005.82	2.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.51	2.73
Class K
Actual	1,000.00	1,005.68	1.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.77	1.45

*  Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.53%, 0.53% and 0.28%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2017

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,340,364	$13,449,571
1290 VT High Yield Bond Portfolio‡	2,018,796	19,508,479
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	784,816	7,816,767
EQ/Core Bond Index Portfolio‡	9,421,985	92,642,595
EQ/PIMCO Global Real Return Portfolio‡	1,029,649	10,179,404
EQ/Quality Bond PLUS Portfolio‡	5,154,686	43,680,418

Natixis Loomis Sayles Strategic Income Fund, Institutional Class Shares	345,580	5,017,824

Total Investments in Securities (100.0%) (Cost $195,189,945)		192,295,058
Other Assets Less Liabilities (0.0%)		15,920

Net Assets (100%)		$192,310,978

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio (a)	1,340,364	9,551,774	3,651,928	—	—	245,869	13,449,571	240,615	11,314
1290 VT High Yield Bond Portfolio (b)	2,018,796	22,916,129	1,189,196	(5,036,376)	(123,350)	562,880	19,508,479	962,022	—
EQ/Core Bond Index Portfolio	9,421,985	103,504,926	5,636,710	(16,462,881)	(5,563)	(30,597)	92,642,595	1,713,459	—
EQ/PIMCO Global Real Return Portfolio	1,029,649	10,899,041	359,457	(1,266,376)	1,579	185,703	10,179,404	132,284	—
EQ/Quality Bond PLUS Portfolio	5,154,686	47,091,540	1,548,460	(5,065,502)	26,852	79,068	43,680,418	639,770	—

Total		193,963,410	12,385,751	(27,831,135)	(100,482)	1,042,923	179,460,467	3,688,150	11,314

(a)	Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond Portfolio.
(b)	Formerly known as EQ/High Yield Bond Portfolio.

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$12,834,591	$179,460,467	$—	$192,295,058

Total Assets	$12,834,591	$179,460,467	$—	$192,295,058

Total Liabilities	$—	$—	$—	$—

Total	$12,834,591	$179,460,467	$—	$192,295,058

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2017.

The Portfolio held no derivatives contracts for the year ended December 31, 2017.

Investment security transactions for the year ended December 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$13,109,680
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$29,697,509

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$420,549
Aggregate gross unrealized depreciation	(3,299,073)

Net unrealized depreciation	$(2,878,524)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$195,173,582

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $181,631,765)	$179,460,467
Unaffiliated Issuers (Cost $13,558,180)	12,834,591
Cash	36,464
Receivable from Separate Accounts for Portfolio shares sold	117,921
Receivable for securities sold	71,788
Dividends, interest and other receivables	14,668
Other assets	910

Total assets	192,536,809

LIABILITIES
Payable to Separate Accounts for Portfolio shares redeemed	39,806
Distribution fees payable – Class A	27,010
Administrative fees payable	22,528
Payable for securities purchased	21,291
Investment management fees payable	10,530
Distribution fees payable – Class B	10,514
Trustees’ fees payable	2,641
Accrued expenses	91,511

Total liabilities	225,831

NET ASSETS	$192,310,978

Net assets were comprised of:
Paid in capital	$196,204,304
Accumulated undistributed net investment income (loss)	42,698
Accumulated undistributed net realized gain (loss)	(1,041,137)
Net unrealized appreciation (depreciation)	(2,894,887)

Net assets	$192,310,978

Class A
Net asset value, offering and redemption price per share, $126,382,763 / 33,164,442 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.81

Class B
Net asset value, offering and redemption price per share, $49,500,276 / 13,031,338 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.80

Class K
Net asset value, offering and redemption price per share, $16,427,939 / 4,298,985 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.82

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Dividends ($3,688,150 of dividend income received from affiliates)	$4,155,665
Interest	5,623

Total income	4,161,288

EXPENSES
Distribution fees – Class A	328,188
Investment management fees	297,345
Administrative fees	275,753
Distribution fees – Class B	125,883
Custodian fees	60,400
Professional fees	46,822
Printing and mailing expenses	29,724
Trustees’ fees	5,973
Miscellaneous	3,011

Gross expenses	1,173,099
Less: Waiver from investment manager	(150,830)

Net expenses	1,022,269

NET INVESTMENT INCOME (LOSS)	3,139,019

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(100,482) of realized gain (loss) from affiliates)	(37,091)
Net distributions of realized gain received from underlying funds ($11,314 received from affiliates)	34,689

Net realized gain (loss)	(2,402)

Net change in unrealized appreciation (depreciation) on investments in securities ($1,042,923 of change in unrealized appreciation (depreciation) from affiliates)	1,336,863

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,334,461

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,473,480

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,139,019	$3,847,354
Net realized gain (loss)	(2,402)	318,025
Net change in unrealized appreciation (depreciation)	1,336,863	2,148,379

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,473,480	6,313,758

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(2,046,286)	(2,607,263)
Class B	(797,952)	(930,166)
Class K	(302,328)	(333,932)

	(3,146,566)	(3,871,361)

Return of capital
Class A	—	(255,077)
Class B	—	(91,001)
Class K	—	(32,670)

	—	(378,748)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(3,146,566)	(4,250,109)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,526,128 and 1,831,802 shares, respectively ]	5,872,352	7,083,122
Capital shares issued in reinvestment of dividends [ 538,325 and 758,719 shares, respectively ]	2,046,286	2,862,340
Capital shares repurchased [ (6,127,046) and (5,873,194) shares, respectively ]	(23,480,490)	(22,611,184)

Total Class A transactions	(15,561,852)	(12,665,722)

Class B
Capital shares sold [ 1,434,978 and 1,514,171 shares, respectively ]	5,508,467	5,839,621
Capital shares issued in reinvestment of dividends [ 210,597 and 271,538 shares, respectively ]	797,952	1,021,167
Capital shares repurchased [ (1,986,892) and (2,106,335) shares, respectively ]	(7,630,589)	(8,085,395)

Total Class B transactions	(1,324,170)	(1,224,607)

Class K
Capital shares sold [ 780,063 and 811,564 shares, respectively ]	3,006,812	3,152,637
Capital shares issued in reinvestment of dividends [ 79,320 and 96,919 shares, respectively ]	302,328	366,602
Capital shares repurchased [ (778,453) and (829,751) shares, respectively ]	(3,005,774)	(3,213,504)

Total Class K transactions	303,366	305,735

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(16,582,656)	(13,584,594)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,255,742)	(11,520,945)
NET ASSETS:
Beginning of year	207,566,720	219,087,665

End of year (a)	$192,310,978	$207,566,720

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$42,698	$(217)

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2017		2016		2015		2014		2013
Net asset value, beginning of year	$3.79		$3.76		$3.84		$3.85		$4.04

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.06		0.07		0.06		0.08		0.08
Net realized and unrealized gain (loss)	0.02		0.04		(0.08)		0.01		(0.13)

Total from investment operations	0.08		0.11		(0.02)		0.09		(0.05)

Less distributions:
Dividends from net investment income	(0.06)		(0.07)		(0.06)		(0.10)		(0.14)
Return of capital	—		(0.01)		—		—		—

Total dividends and distributions	(0.06)		(0.08)		(0.06)		(0.10)		(0.14)

Net asset value, end of year	$3.81		$3.79		$3.76		$3.84		$3.85

Total return	2.17%		2.89%		(0.48)%		2.39%		(1.14)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$126,383		$141,039		$152,206		$168,386		$180,754
Ratio of expenses to average net assets:
After waivers (f)	0.54	%(j)	0.54	%(j)	0.58	%(j)	0.77	%(k)	1.00%
Before waivers (f)	0.61%		0.62%		0.62%		0.79%		1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.55%		1.76%		1.43%		1.93%		2.03%
Before waivers (f)(x)	1.48%		1.68%		1.39%		1.92%		2.03%
Portfolio turnover rate^	7%		6%		21%		81	%(h)	189%

	Year Ended December 31,
Class B	2017		2016		2015		2014		2013
Net asset value, beginning of year	$3.78		$3.75		$3.83		$3.84		$4.02

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.06		0.07		0.06		0.08		0.08
Net realized and unrealized gain (loss)	0.02		0.04		(0.08)		0.01		(0.12)

Total from investment operations	0.08		0.11		(0.02)		0.09		(0.04)

Less distributions:
Dividends from net investment income	(0.06)		(0.07)		(0.06)		(0.10)		(0.14)
Return of capital	—		(0.01)		—		—		—

Total dividends and distributions	(0.06)		(0.08)		(0.06)		(0.10)		(0.14)

Net asset value, end of year	$3.80		$3.78		$3.75		$3.83		$3.84

Total return	2.18%		2.89%		(0.49)%		2.39%		(0.92)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$49,500		$50,504		$51,286		$53,942		$55,294
Ratio of expenses to average net assets:
After waivers (f)	0.54	%(j)	0.54	%(j)	0.58	%(j)	0.77	%(k)	1.00%
Before waivers (f)	0.61%		0.62%		0.62%		0.79%		1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.58%		1.82%		1.47%		1.94%		2.04%
Before waivers (f)(x)	1.50%		1.75%		1.42%		1.93%		2.04%
Portfolio turnover rate^	7%		6%		21%		81	%(h)	189%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2017		2016		2015		2014		2013
Net asset value, beginning of year	$3.80		$3.77		$3.85		$3.85		$4.04

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.08		0.06		0.09		0.09
Net realized and unrealized gain (loss)	0.02		0.04		(0.07)		0.02		(0.12)

Total from investment operations	0.09		0.12		(0.01)		0.11		(0.03)

Less distributions:
Dividends from net investment income	(0.07)		(0.08)		(0.07)		(0.11)		(0.16)
Return of capital	—		(0.01)		—		—		—

Total dividends and distributions	(0.07)		(0.09)		(0.07)		(0.11)		(0.16)

Net asset value, end of year	$3.82		$3.80		$3.77		$3.85		$3.85

Total return	2.42%		3.15%		(0.23)%		2.92%		(0.88)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$16,428		$16,024		$15,595		$17,523		$242,889
Ratio of expenses to average net assets:
After waivers (f)	0.29	%(j)	0.29	%(j)	0.33	%(j)	0.74	%(k)	0.75%
Before waivers (f)	0.36%		0.37%		0.37%		0.76%		0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.83%		2.07%		1.65%		2.22%		2.28%
Before waivers (f)(x)	1.76%		1.99%		1.61%		2.20%		2.28%
Portfolio turnover rate^	7%		6%		21%		81	%(h)	189%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	Change in investment strategy resulted in lower portfolio turnover.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.31% for Class A, 1.31% for Class B and 1.28% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

CHARTERSM SMALL CAP GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/17
	1 Year	5 Years	10 Years
Portfolio – Class A Shares*	24.42%	12.95%	5.66%
Portfolio – Class B Shares	24.31	12.95	5.55
Russell 2000® Growth Index	22.17	15.21	9.19

*  Date of inception 1/22/08. Returns for Class A shares prior to this period are derived from the historical performance of Class B shares which reflect the effect of 12b-1 fees applicable to Class B shares.

    Class A shares were not subject to 12b-1 fees prior to January 1, 2012.

    Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

On April 21, 2014, the Multimanager Small Cap Growth Portfolio was converted into the CharterSM Small Cap Growth Portfolio. Prior to April 21, 2014, the Portfolio invested directly in securities, rather than pursuing a “Fund of Funds” strategy.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 24.31% for the year ended December 31, 2017. This compares to the Portfolio’s benchmark, the Russell 2000® Growth Index, which returned 22.17% over the same period.

Portfolio Highlights

In 2017, the Portfolio outperformed its benchmark. The Portfolio’s gains were primarily attributable to its small cap growth positioning, with additional gains from very small company investments in microcaps. Looking at the sector highlights:

•

Small-cap growth companies in the telecommunication services, health care and materials sectors were the best-performing sectors for the year. The consumer staples and real estate sectors, despite their double-digit returns, provided gains to a lesser extent.

•

In the Portfolio, holdings in small/mid-cap growth stocks performed especially well, primarily in the technology, industrials and consumer discretionary sectors. The Portfolio’s small allocation to micro-cap companies also produced outsized gains. In this capitalization range, health care and technology stocks contributed the most to performance.

•

Certain health care and telecommunication services stocks were a modest drag on performance. Among micro-caps, stock selection in the financials sector detracted most from relative performance. An underweighting in the telecommunication services sector also detracted from relative performance during the performance period.

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2017
Equity	100.0%

Top Holdings (as a percentage of Total Investments in Securities) As of December 31, 2017
AXA/Morgan Stanley Small Cap Growth Portfolio	71.4%
1290 VT Micro Cap Portfolio	28.6

CHARTERSM SMALL CAP GROWTH PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17 - 12/31/17
Class A
Actual	$1,000.00	$1,110.45	$2.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.43	2.81
Class B
Actual	1,000.00	1,109.99	2.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.40	2.84

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.55% and 0.55% respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2017

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
1290 VT Micro Cap Portfolio‡	2,399,016	$27,761,489
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	6,319,380	69,311,269

Total Investments in Securities (100.1%) (Cost $76,491,820)		97,072,758
Other Assets Less Liabilities (-0.1%)		(48,573)

Net Assets (100%)		$97,024,185

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Micro Cap Portfolio (a)	2,399,016	23,696,835	3,193,540	(3,000,873)	167,763	3,704,224	27,761,489	63,054	1,987,455
AXA/Morgan Stanley Small Cap Growth Portfolio	6,319,380	60,052,159	9,864,922	(7,911,393)	710,630	6,594,951	69,311,269	—	6,851,482

Total		83,748,994	13,058,462	(10,912,266)	878,393	10,299,175	97,072,758	63,054	8,838,937

(a)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$97,072,758	$—	$97,072,758

Total Assets	$—	$97,072,758	$—	$97,072,758

Total Liabilities	$—	$—	$—	$—

Total	$—	$97,072,758	$—	$97,072,758

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2017.

The Portfolio held no derivative contracts during the year ended December 31, 2017.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

Investment security transactions for the year ended December 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$13,058,462
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,912,266

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,605,311
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$20,605,311

Federal income tax cost of investments in securities and derivative instruments, if applicable	$76,467,447

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $76,491,820)	$97,072,758
Cash	29,998
Receivable from Separate Accounts for Portfolio shares sold	61,516
Receivable for securities sold	23,810
Other assets	396

Total assets	97,188,478

LIABILITIES
Payable to Separate Accounts for Portfolio shares redeemed	75,462
Distribution fees payable – Class B	20,555
Administrative fees payable	11,358
Investment management fees payable	3,745
Trustees’ fees payable	937
Distribution fees payable – Class A	120
Accrued expenses	52,116

Total liabilities	164,293

NET ASSETS	$97,024,185

Net assets were comprised of:
Paid in capital	$70,261,978
Accumulated undistributed net investment income (loss)	29,293
Accumulated undistributed net realized gain (loss)	6,151,976
Net unrealized appreciation (depreciation)	20,580,938

Net assets	$97,024,185

Class A
Net asset value, offering and redemption price per share, $81 / 6 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.39

Class B
Net asset value, offering and redemption price per share, $97,024,104 / 6,811,447 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.24

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Dividends ($63,054 of dividend income received from affiliates)	$64,514
Interest	5,120

Total income	69,634

EXPENSES
Distribution fees – Class B	224,154
Investment management fees	135,463
Administrative fees	125,585
Professional fees	43,447
Custodian fees	26,500
Printing and mailing expenses	12,112
Trustees’ fees	2,575
Distribution fees – Class A	1,616
Miscellaneous	1,265

Gross expenses	572,717
Less: Waiver from investment manager	(74,648)

Net expenses	498,069

NET INVESTMENT INCOME (LOSS)	(428,435)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($878,393 of realized gain (loss) from affiliates)	1,049,355
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	8,838,937

Net realized gain (loss)	9,888,292

Net change in unrealized appreciation (depreciation) on investments in securities ($10,299,175 of change in unrealized appreciation (depreciation) from affiliates)	10,299,137

NET REALIZED AND UNREALIZED GAIN (LOSS)	20,187,429

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,758,994

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(428,435)	$(108,055)
Net realized gain (loss)	9,888,292	1,491,164
Net change in unrealized appreciation (depreciation)	10,299,137	5,746,593

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,758,994	7,129,702

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(20,622)	—
Class B	(2,260,846)	—

	(2,281,468)	—

Distributions from net realized capital gains
Class A	(17,426)	(6,396)
Class B	(2,207,520)	(1,508,262)

	(2,224,946)	(1,514,658)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(4,506,414)	(1,514,658)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 37,585 and 9,575 shares, respectively ]	489,264	110,723
Capital shares issued in reinvestment of dividends and distributions [ 2,680 and 526 shares, respectively ]	38,048	6,396
Capital shares repurchased [ (68,530) and (10,352) shares, respectively ]	(984,281)	(121,984)

Total Class A transactions	(456,969)	(4,865)

Class B
Capital shares sold [ 582,900 and 501,879 shares, respectively ]	7,830,651	5,443,247
Capital shares issued in reinvestment of dividends and distributions [ 318,220 and 125,275 shares, respectively ]	4,468,366	1,508,262
Capital shares repurchased [ (1,055,461) and (1,206,642) shares, respectively ]	(14,060,573)	(13,230,554)

Total Class B transactions	(1,761,556)	(6,279,045)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,218,525)	(6,283,910)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,034,055	(668,866)
NET ASSETS:
Beginning of year	83,990,130	84,658,996

End of year (a)	$97,024,185	$83,990,130

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$29,293	$(2,122)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2017		2016		2015		2014		2013
Net asset value, beginning of year	$12.12		$11.28		$12.04		$12.37		$8.37

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.06	)(x)	(0.02	)(x)	(0.03	)(x)	(0.08	)(x)	(0.08)
Net realized and unrealized gain (loss)	3.01		1.07		(0.70)		(0.25)		4.08

Total from investment operations	2.95		1.05		(0.73)		(0.33)		4.00

Less distributions:
Dividends from net investment income	(0.35)		—		(0.03)		—		—
Distributions from net realized gains	(0.33)		(0.21)		—		—		—

Total dividends and distributions	(0.68)		(0.21)		(0.03)		—		—

Net asset value, end of year	$14.39		$12.12		$11.28		$12.04		$12.37

Total return	24.42	%(ii)	9.34	%(ee)	(6.05	)%(aa)	(2.67)%		47.79%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$0	#	$343		$322		$403		$336
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.55	%(j)	0.48	%(j)	0.46	%(j)	0.84	%(m)	1.30%
After waivers, reimbursements and fees paid indirectly (f)	0.55	%(j)	0.48	%(j)	0.46	%(j)	0.84	%(m)	1.27%
Before waivers, reimbursements and fees paid indirectly (f)	0.63%		0.64%		0.67%		1.00%		1.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	(0.46	)%(x)	(0.14	)%(x)(gg)	(0.23	)%(x)(cc)	(0.72	)%(x)	(0.83)%
After waivers, reimbursements and fees paid indirectly (f)	(0.46	)%(x)	(0.14	)%(x)(gg)	(0.23	)%(x)(cc)	(0.72	)%(x)	(0.80)%
Before waivers, reimbursements and fees paid indirectly (f)	(0.54	)%(x)	(0.30	)%(x)(gg)	(0.44	)%(x)(cc)	(0.87	)%(x)	(0.85)%
Portfolio turnover rate^	12%		3%		9%		93%		85%

	Year Ended December 31,
Class B	2017		2016		2015		2014		2013
Net asset value, beginning of year	$12.01		$11.18		$11.93		$12.25		$8.29

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.06	)(x)	(0.01	)(x)	(0.03	)(x)	(0.08	)(x)	(0.08)
Net realized and unrealized gain (loss)	2.97		1.05		(0.69)		(0.24)		4.04

Total from investment operations	2.91		1.04		(0.72)		(0.32)		3.96

Less distributions:
Dividends from net investment income	(0.35)		—		(0.03)		—		—
Distributions from net realized gains	(0.33)		(0.21)		—		—		—

Total dividends and distributions	(0.68)		(0.21)		(0.03)		—		—

Net asset value, end of year	$14.24		$12.01		$11.18		$11.93		$12.25

Total return	24.31	%(jj)	9.34	%(ff)	(6.02	)%(bb)	(2.61)%		47.77%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$97,024		$83,647		$84,337		$96,679		$112,748
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.55	%(j)	0.48	%(j)	0.46	%(j)	0.85	%(m)	1.30%
After waivers, reimbursements and fees paid indirectly (f)	0.55	%(j)	0.48	%(j)	0.46	%(j)	0.85	%(m)	1.27%
Before waivers, reimbursements and fees paid indirectly (f)	0.63%		0.64%		0.67%		1.00%		1.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	(0.48	)%(x)	(0.13	)%(x)(hh)	(0.23	)%(x)(dd)	(0.72	)%(x)	(0.85)%
After waivers, reimbursements and fees paid indirectly (f)	(0.48	)%(x)	(0.13	)%(x)(hh)	(0.23	)%(x)(dd)	(0.72	)%(x)	(0.84)%
Before waivers, reimbursements and fees paid indirectly (f)	(0.56	)%(x)	(0.30	)%(x)(hh)	(0.44	)%(x)(dd)	(0.88	)%(x)	(0.86)%
Portfolio turnover rate^	12%		3%		9%		93%		85%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	January 1, 2014 to April 17, 2014+		Year Ended December 31, 2013
Net asset value, beginning of period	$12.43		$8.39

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02	)(x)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.83)		4.10

Total from investment operations	(0.85)		4.04

Net asset value, end of period	$11.58		$12.43

Total return (b)	(6.84)%		48.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$318,274
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.06%		1.05%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.06%		1.02%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.08%		1.07%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.67)%		(0.59)%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.67)%		(0.57)%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.69)%		(0.61)%
Portfolio turnover rate^	93%		85%
#	Amount is less than $500.
^	Portfolio turnover rate excludes derivatives, if any.
+	On April 17, 2014, shares were fully redeemed. The shares are no longer being offered, but are still registered.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.45% for Class A and 1.45% for Class B.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.85% for Class A and 1.86% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(aa)	Includes income resulting from a litigation payment. Without this income, the total return would have been (6.21)%.
(bb)	Includes income resulting from a litigation payment. Without this income, the total return would have been (6.18)%.
(cc)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.46)% after waivers and reimbursements, (0.46)% after waivers, reimbursements and fees paid indirectly and (0.67)% before waivers, reimbursements and fees paid indirectly.
(dd)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.46)% after waivers and reimbursements, (0.46)% after waivers, reimbursements and fees paid indirectly and (0.67)% before waivers, reimbursements and fees paid indirectly.
(ee)	Includes income resulting from a litigation payment. Without this income, the total return would have been 9.07%.
(ff)	Includes income resulting from a litigation payment. Without this income, the total return would have been 9.06%.
(gg)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.43)% after waivers and reimbursements, (0.43)% after waivers, reimbursements and fees paid indirectly and (0.60)% before waivers, reimbursements and fees paid indirectly.
(hh)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.43)% after waivers and reimbursements, (0.43)% after waivers, reimbursements and fees paid indirectly and (0.59)% before waivers, reimbursements and fees paid indirectly.
(ii)	Includes a litigation payment. Without this payment, the total return would have been 24.16%.
(jj)	Includes a litigation payment. Without this payment, the total return would have been 24.05%.

See Notes to Financial Statements.

CHARTERSM SMALL CAP VALUE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/17
	1 Year	5 Years	10 Years
Portfolio – Class A Shares	11.28%	10.37%	5.58%
Portfolio – Class B Shares	11.27	10.36	5.47
Russell 2000® Value Index	7.84	13.01	8.17
Returnsfor periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 11.27% for the year ended December 31, 2017. This compares to the Portfolio’s benchmark, the Russell 2000® Value Index, which returned 7.84% over the same period.

Portfolio Highlights

In 2017, the Portfolio outperformed its benchmark by a generous margin. The Portfolio’s gains were primarily attributable to its small cap value positioning. Looking at the sector highlights:

•

The U.S. small-cap market profited from strong economic fundamentals, although the value sector of the market lacked the high-flying technology and social media darlings that drove the bigger growth-style technology companies to greater heights.

•	The energy sector, with a negative return, was the weakest-performing sector among small cap companies.

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2017
Equity	100.0%

Top Holdings (as a percentage of Total Investments in Securities) As of December 31, 2017
1290 VT Small Cap Value Portfolio	66.6%
1290 VT GAMCO Small Company Value Portfolio	33.4

CHARTERSM SMALL CAP VALUE PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17 - 12/31/17
Class A
Actual	$1,000.00	$1,106.73	$3.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.31	2.93
Class B
Actual	1,000.00	1,106.66	3.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.31	2.93

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.57% and 0.57% respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2017

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
1290 VT GAMCO Small Company Value Portfolio‡	916,842	$57,605,725
1290 VT Small Cap Value Portfolio‡	10,876,656	114,647,583

Total Investments in Securities (100.0%) (Cost $136,207,679)		172,253,308
Other Assets Less Liabilities (0.0%)		(76,683)

Net Assets (100%)		$172,176,625

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT GAMCO Small Company Value Portfolio (a)	916,842	42,451,517	15,642,186	(4,040,870)	119,094	3,433,798	57,605,725	461,499	3,956,171
1290 VT Small Cap Value Portfolio (b)(aa)	10,876,656	68,821,504	7,918,245	(25,387,032)	2,115,944	12,385,545	114,647,583	696,860	4,984,612
AXA/Pacific Global Small Cap Value Portfolio (aa)	—	63,815,237	2,298,056	(6,502,961)	583,928	(11,400,883)	—	—	1,595,640

Total		175,088,258	25,858,487	(35,930,863)	2,818,966	4,418,460	172,253,308	1,158,359	10,536,423

(a)	Formerly known as EQ/GAMCO Small Company Value Portfolio.
(b)	Formerly known as AXA/Horizon Small Cap Value Portfolio.
(aa)	As a result of a business combination, the close of business on May 19, 2017, the Portfolio exchanged its Class K shares in AXA/Pacific Global Small Cap Value Portfolio for Class K shares of the 1290 VT Small Cap Value Portfolio with a value of $55,401,527 (at a cost of $48,793,377), representing 6,506,892 shares of AXA/Pacific Global Small Cap Value Portfolio and 5,613,723 shares of 1290 VT Small Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$172,253,308	$—	$172,253,308

Total Assets	$—	$172,253,308	$—	$172,253,308

Total Liabilities	$—	$—	$—	$—

Total	$—	$172,253,308	$—	$172,253,308

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2017.

The Portfolio held no derivative contracts during the year ended December 31, 2017.

Investment security transactions for the year ended December 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$25,858,487
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$37,072,595

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,225,445
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$36,225,445

Federal income tax cost of investments in securities and derivative instruments, if applicable	$136,027,863

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $136,207,679)	$172,253,308
Cash	13,205
Receivable for securities sold	55,207
Other assets	788

Total assets	172,322,508

LIABILITIES
Distribution fees payable – Class B	33,211
Administrative fees payable	19,910
Investment management fees payable	17,224
Trustees’ fees payable	5,301
Distribution fees payable – Class A	3,034
Accrued expenses	67,203

Total liabilities	145,883

NET ASSETS	$172,176,625

Net assets were comprised of:
Paid in capital	$135,954,484
Accumulated undistributed net investment income (loss)	180,652
Accumulated undistributed net realized gain (loss)	(4,140)
Net unrealized appreciation (depreciation)	36,045,629

Net assets	$172,176,625

Class A
Net asset value, offering and redemption price per share, $14,164,586 / 788,615 shares outstanding (unlimited amount authorized: $0.001 par value)	$17.96

Class B
Net asset value, offering and redemption price per share, $158,012,039 / 8,791,353 shares outstanding (unlimited amount authorized: $0.001 par value)	$17.97

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Dividends ($1,158,359 of dividend income received from affiliates)	$1,159,166
Interest	5,016

Total income	1,164,182

EXPENSES
Distribution fees – Class B	387,631
Investment management fees	253,494
Administrative fees	235,082
Professional fees	45,609
Distribution fees – Class A	34,857
Custodian fees	26,900
Printing and mailing expenses	19,983
Trustees’ fees	5,011
Miscellaneous	2,437

Gross expenses	1,011,004
Less: Waiver from investment manager	(19,066)

Net expenses	991,938

NET INVESTMENT INCOME (LOSS)	172,244

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($2,818,966 of realized gain (loss) from affiliates)	2,795,553
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	10,536,423

Net realized gain (loss)	13,331,976

Net change in unrealized appreciation (depreciation) on investments in securities ($4,418,460 of change in unrealized appreciation (depreciation) from affiliates)	4,418,165

NET REALIZED AND UNREALIZED GAIN (LOSS)	17,750,141

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,922,385

See Notes to Financial Statements.

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CHARTERSM SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$172,244	$418,161
Net realized gain (loss)	13,331,976	3,554,588
Net change in unrealized appreciation (depreciation)	4,418,165	30,421,445

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,922,385	34,394,194

DIVIDENDS:
Dividends from net investment income
Class A	(204,988)	(167,413)
Class B	(2,218,731)	(1,946,771)

TOTAL DIVIDENDS	(2,423,719)	(2,114,184)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 37,742 and 41,724 shares, respectively ]	628,900	590,351
Capital shares issued in reinvestment of dividends [ 11,453 and 10,130 shares, respectively ]	204,988	167,413
Capital shares repurchased [ (112,182) and (87,391) shares, respectively ]	(1,913,756)	(1,227,064)

Total Class A transactions	(1,079,868)	(469,300)

Class B
Capital shares sold [ 440,930 and 1,040,226 shares, respectively ]	7,357,477	14,886,086
Capital shares issued in reinvestment of dividends [ 123,879 and 117,717 shares, respectively ]	2,218,731	1,946,771
Capital shares repurchased [ (1,689,744) and (2,200,841) shares, respectively ]	(28,188,581)	(29,078,157)

Total Class B transactions	(18,612,373)	(12,245,300)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,692,241)	(12,714,600)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,193,575)	19,565,410
NET ASSETS:
Beginning of year	176,370,200	156,804,790

End of year (a)	$172,176,625	$176,370,200

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$180,652	$195,543

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2017		2016		2015		2014		2013
Net asset value, beginning of year	$16.37		$13.23		$15.32		$16.17		$11.40

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	(x)	0.04	(x)	—	#(x)	(0.05	)(x)	0.09
Net realized and unrealized gain (loss)	1.83		3.30		(2.01)		(0.77)		4.76

Total from investment operations	1.85		3.34		(2.01)		(0.82)		4.85

Less distributions:
Dividends from net investment income	(0.26)		(0.20)		(0.08)		(0.03)		(0.08)

Net asset value, end of year	$17.96		$16.37		$13.23		$15.32		$16.17

Total return	11.28%		25.22%		(13.14)%		(5.09)%		42.56%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$14,165		$13,940		$11,735		$14,496		$17,119
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.59	%(j)	0.53	%(j)	0.47	%(j)	0.85	%(k)	1.30%
After waivers, reimbursements and fees paid indirectly (f)	0.59	%(j)	0.53	%(j)	0.47	%(j)	0.85	%(k)	1.30%
Before waivers, reimbursements and fees paid indirectly (f)	0.60%		0.61%		0.62%		0.93%		1.33%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	0.12	%(x)	0.27	%(x)	0.03	%(x)	(0.31	)%(x)	0.62%
After waivers, reimbursements and fees paid indirectly (f)	0.12	%(x)	0.27	%(x)	0.03	%(x)	(0.31	)%(x)	0.62%
Before waivers, reimbursements and fees paid indirectly (f)	0.11	%(x)	0.19	%(x)	(0.13	)%(x)	(0.39	)%(x)	0.59%
Portfolio turnover rate^	15%		11%		29%		47%		17%

	Year Ended December 31,
Class B	2017		2016		2015		2014		2013
Net asset value, beginning of year	$16.38		$13.24		$15.33		$16.18		$11.41

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	(x)	0.04	(x)	0.01	(x)	(0.05	)(x)	0.02
Net realized and unrealized gain (loss)	1.83		3.30		(2.02)		(0.77)		4.83

Total from investment operations	1.85		3.34		(2.01)		(0.82)		4.85

Less distributions:
Dividends from net investment income	(0.26)		(0.20)		(0.08)		(0.03)		(0.08)

Net asset value, end of year	$17.97		$16.38		$13.24		$15.33		$16.18

Total return	11.27%		25.20%		(13.13)%		(5.08)%		42.52%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$158,012		$162,430		$145,069		$167,494		$194,185
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.59	%(j)	0.53	%(j)	0.47	%(j)	0.85	%(k)	1.30%
After waivers, reimbursements and fees paid indirectly (f)	0.59	%(j)	0.53	%(j)	0.47	%(j)	0.85	%(k)	1.30%
Before waivers, reimbursements and fees paid indirectly (f)	0.60%		0.60%		0.62%		0.93%		1.33%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	0.10	%(x)	0.28	%(x)	0.05	%(x)	(0.31	)%(x)	0.13%
After waivers, reimbursements and fees paid indirectly (f)	0.10	%(x)	0.28	%(x)	0.05	%(x)	(0.31	)%(x)	0.13%
Before waivers, reimbursements and fees paid indirectly (f)	0.09	%(x)	0.20	%(x)	(0.10	)%(x)	(0.39	)%(x)	0.12%
Portfolio turnover rate^	15%		11%		29%		47%		17%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	January 1, 2014 to April 17, 2014+		Year Ended December 31, 2013
Net asset value, beginning of period	$16.17		$11.40

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#(x)	0.11
Net realized and unrealized gain (loss) on investments	(0.18)		4.78

Total from investment operations	(0.18)		4.89

Less distributions:
Dividends from net investment income	—		(0.12)

Net asset value, end of period	$15.99		$16.17

Total return (b)	(1.11)%		42.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$113,216
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.09%		1.05%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.09%		1.05%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.12%		1.08%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.05)%		0.81%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.05)%		0.81%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.08)%		0.78%
Portfolio turnover rate (z)^	47%		17%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
+	On April 17, 2014, shares were fully redeemed. The shares are no longer being offered, but are still registered.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.45% for Class A and 1.45% for Class B.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.85% for Class A and 1.85% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/17
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class B Shares	11.20%	6.24%	3.05%
Portfolio – Class K Shares*	11.60	6.53	7.16
S&P Target Date 2015 Index	11.39	6.99	4.97
* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 11.20% for the year ended December 31, 2017. This compares to the Portfolio’s benchmark, the S&P Target Date 2015 Index, which returned 11.39% over the same period.

Portfolio Highlights

In 2017, the Portfolio’s performance roughly matched its benchmark, after a margin for fees and cash flows. The positive returns were primarily due to above-average gains from global equities during the year. Bond holdings provided more modest returns. Selected sector highlights include:

•

Global equities surged to multi-year highs in 2017, a year of steady and consistent gains. Markets were led by a rally in large-cap U.S. growth stocks and emerging market equities, against a global backdrop of strong economic growth, relatively benign inflation and stronger corporate fundamentals.

•	U.S. large-cap growth stocks advanced sharply in a year of positive economic news, capped by the passage of a U.S. tax bill that appeared poised to boost corporate earnings.

•

Emerging market equities outperformed developed market equities in 2017, with technology companies dominating the surge. Emerging markets also benefited from reduced expectations for a major shift in U.S. trade policy.

•

In the U.S. government bond market returns were relatively muted amid stable monetary policy expectations. The longer end of the yield curve remained anchored throughout the year, resulting in a flattening of the yield curve.

•

2017 was a solid year for the high yield market, with returns similar to the long-term annual averages. While there were a few periods of modest weakness during the year, a generally positive and orderly tone continued throughout the year, with returns moderating somewhat as the quarters progressed.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2017
Fixed Income	51.9%
Equity	48.1

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2017
EQ/Equity 500 Index Portfolio	22.7%
EQ/Core Bond Index Portfolio	20.5
EQ/Quality Bond PLUS Portfolio	9.8
EQ/International Equity Index Portfolio	9.7
EQ/Global Bond PLUS Portfolio	7.8
1290 VT High Yield Bond Portfolio	7.5
EQ/PIMCO Ultra Short Bond Portfolio	6.3
EQ/Emerging Markets Equity PLUS Portfolio	3.7
EQ/BlackRock Basic Value Equity Portfolio	2.9
EQ/MFS International Growth Portfolio	2.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17 - 12/31/17
Class B
Actual	$1,000.00	$1,051.25	$2.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.47	2.76
Class K
Actual	1,000.00	1,053.76	1.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.73	1.49

*  Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.54% and 0.29%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2017

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
1290 VT High Yield Bond Portfolio‡	465,181	$4,495,241
EQ/BlackRock Basic Value Equity Portfolio‡	69,002	1,703,612
EQ/Core Bond Index Portfolio‡	1,244,777	12,239,389
EQ/Emerging Markets Equity PLUS Portfolio‡	214,376	2,225,403
EQ/Equity 500 Index Portfolio‡	305,902	13,503,507
EQ/Global Bond PLUS Portfolio‡	507,473	4,664,650
EQ/International Equity Index Portfolio‡	573,456	5,763,372
EQ/MFS International Growth Portfolio‡	180,055	1,498,389
EQ/PIMCO Ultra Short Bond Portfolio‡	377,490	3,746,973
EQ/Quality Bond PLUS Portfolio‡	688,324	5,832,803
EQ/Small Company Index Portfolio‡	97,798	1,159,295

Multimanager Aggressive Equity Portfolio‡	12,708	778,928
Multimanager Mid Cap Growth Portfolio*‡	85,686	909,853
Multimanager Mid Cap Value Portfolio‡	61,928	1,050,683

Total Investments in Securities (100.0%) (Cost $48,451,005)		59,572,098
Other Assets Less Liabilities (0.0%)		(8,943)

Net Assets (100%)		$59,563,155

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio (a)	465,181	4,356,143	1,013,776	(940,551)	(1,121)	66,994	4,495,241	219,969	—
EQ/BlackRock Basic Value Equity Portfolio	69,002	1,752,955	305,924	(462,968)	26,344	81,357	1,703,612	26,833	—
EQ/Core Bond Index Portfolio	1,244,777	12,537,252	2,485,614	(2,769,086)	579	(14,970)	12,239,389	223,127	—
EQ/Emerging Markets Equity PLUS Portfolio	214,376	2,524,530	429,809	(1,394,640)	12,427	653,277	2,225,403	24,288	49,502
EQ/Equity 500 Index Portfolio	305,902	12,680,386	1,946,132	(3,304,856)	983,199	1,198,646	13,503,507	209,584	110,309
EQ/Global Bond PLUS Portfolio	507,473	4,175,290	1,242,403	(968,308)	4,527	210,738	4,664,650	1,989	—
EQ/International Equity Index Portfolio	573,456	6,653,027	886,450	(2,997,871)	1,013	1,220,753	5,763,372	154,634	—
EQ/MFS International Growth Portfolio	180,055	1,348,327	447,096	(637,494)	10,235	330,225	1,498,389	14,214	49,406
EQ/PIMCO Ultra Short Bond Portfolio	377,490	3,607,273	898,743	(781,376)	670	21,663	3,746,973	56,377	—
EQ/Quality Bond PLUS Portfolio	688,324	4,791,358	2,418,298	(1,375,026)	(217)	(1,610)	5,832,803	84,329	—
EQ/Small Company Index Portfolio	97,798	1,158,134	315,151	(369,502)	29,575	25,937	1,159,295	14,074	83,510
Multimanager Aggressive Equity Portfolio	12,708	655,262	101,713	(167,956)	50,472	139,437	778,928	2,819	—
Multimanager Mid Cap Growth Portfolio	85,686	880,778	197,811	(328,567)	59,060	100,771	909,853	—	64,852
Multimanager Mid Cap Value Portfolio	61,928	1,266,881	92,518	(408,243)	130,432	(30,905)	1,050,683	10,098	—

Total		58,387,596	12,781,438	(16,906,444)	1,307,195	4,002,313	59,572,098	1,042,335	357,579

(a)	Formerly known as VT EQ/High Yield Bond Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$59,572,098	$—	$59,572,098

Total Assets	$—	$59,572,098	$—	$59,572,098

Total Liabilities	$—	$—	$—	$—

Total	$—	$59,572,098	$—	$59,572,098

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2017.

The Portfolio held no derivatives contracts during the year ended December 31, 2017.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

Investment security transactions for the year ended December 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,781,438
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$16,906,444

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,903,633
Aggregate gross unrealized depreciation	(807,792)

Net unrealized appreciation	$11,095,841

Federal income tax cost of investments in securities and derivative instruments, if applicable	$48,476,257

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $48,451,005)	$59,572,098
Cash	67,457
Receivable from investment manager	458
Other assets	268

Total assets	59,640,281

LIABILITIES
Payable for securities purchased	14,468
Distribution fees payable – Class B	5,962
Trustees’ fees payable	1,329
Accrued expenses	55,367

Total liabilities	77,126

NET ASSETS	$59,563,155

Net assets were comprised of:
Paid in capital	$47,709,286
Accumulated undistributed net investment income (loss)	6,201
Accumulated undistributed net realized gain (loss)	726,575
Net unrealized appreciation (depreciation)	11,121,093

Net assets	$59,563,155

Class B
Net asset value, offering and redemption price per share, $28,384,517 / 3,067,207 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.25

Class K
Net asset value, offering and redemption price per share, $31,178,638 / 3,370,967 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.25

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Dividends ($1,042,335 of dividend income received from affiliates)	$1,043,737
Interest	259

Total income	1,043,996

EXPENSES
Custodian fees	90,800
Administrative fees	83,020
Distribution fees – Class B	71,527
Investment management fees	59,686
Professional fees	41,094
Printing and mailing expenses	7,245
Trustees’ fees	1,761
Miscellaneous	914

Gross expenses	356,047
Less: Waiver from investment manager	(109,536)

Net expenses	246,511

NET INVESTMENT INCOME (LOSS)	797,485

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($1,307,195 of realized gain (loss) from affiliates)	1,307,265
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	357,579

Net realized gain (loss)	1,664,844

Net change in unrealized appreciation (depreciation) on investments in securities ($4,002,313 of change in unrealized appreciation (depreciation) from affiliates)	4,002,319

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,667,163

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,464,648

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$797,485	$924,503
Net realized gain (loss)	1,664,844	1,783,326
Net change in unrealized appreciation (depreciation)	4,002,319	761,263

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,464,648	3,469,092

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(373,854)	(404,552)
Class K	(487,345)	(525,728)

	(861,199)	(930,280)

Distributions from net realized capital gains
Class B	(714,617)	(538,337)
Class K	(796,610)	(595,491)

	(1,511,227)	(1,133,828)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,372,426)	(2,064,108)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 843,799 and 393,972 shares, respectively ]	7,598,595	3,391,266
Capital shares issued in reinvestment of dividends and distributions [ 117,891 and 108,990 shares, respectively ]	1,088,471	942,889
Capital shares repurchased [ (1,122,832) and (788,702) shares, respectively ]	(10,196,628)	(6,836,056)

Total Class B transactions	(1,509,562)	(2,501,901)

Class K
Capital shares sold [ 451,271 and 477,833 shares, respectively ]	4,089,270	4,135,879
Capital shares issued in reinvestment of dividends and distributions [ 139,076 and 129,697 shares, respectively ]	1,283,955	1,121,219
Capital shares repurchased [ (794,167) and (1,020,554) shares, respectively ]	(7,191,600)	(8,886,933)

Total Class K transactions	(1,818,375)	(3,629,835)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,327,937)	(6,131,736)

TOTAL INCREASE (DECREASE) IN NET ASSETS	764,285	(4,726,752)
NET ASSETS:
Beginning of year	58,798,870	63,525,622

End of year (a)	$59,563,155	$58,798,870

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,201	$2,784

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2017		2016	2015	2014	2013
Net asset value, beginning of year	$8.65		$8.47	$8.85	$9.95	$9.13

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.12	0.10	0.10	0.11
Net realized and unrealized gain (loss)	0.86		0.36	(0.27)	0.20	1.16

Total from investment operations	0.97		0.48	(0.17)	0.30	1.27

Less distributions:
Dividends from net investment income	(0.13)		(0.13)	(0.10)	(0.12)	(0.13)
Distributions from net realized gains	(0.24)		(0.17)	(0.11)	(1.28)	(0.32)

Total dividends and distributions	(0.37)		(0.30)	(0.21)	(1.40)	(0.45)

Net asset value, end of year	$9.25		$8.65	$8.47	$8.85	$9.95

Total return	11.20%		5.69%	(1.88)%	2.91%	14.06%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$28,385		$27,912	$29,766	$33,628	$35,782
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.54	%(j)	0.58%	0.60%	0.60%	0.60%
Before waivers and reimbursements (f)	0.73%		0.71%	0.69%	0.73%	0.75%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.19%		1.37%	1.08%	1.00%	1.10%
Before waivers and reimbursements (f)(x)	1.00%		1.24%	0.99%	0.88%	0.95%
Portfolio turnover rate^	21%		17%	23%	40%	27%

	Year Ended December 31,
Class K	2017		2016	2015	2014	2013
Net asset value, beginning of year	$8.64		$8.47	$8.85	$9.94	$9.12

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.14	0.11	0.12	0.13
Net realized and unrealized gain (loss)	0.87		0.35	(0.25)	0.22	1.17

Total from investment operations	1.00		0.49	(0.14)	0.34	1.30

Less distributions:
Dividends from net investment income	(0.15)		(0.15)	(0.13)	(0.15)	(0.16)
Distributions from net realized gains	(0.24)		(0.17)	(0.11)	(1.28)	(0.32)

Total dividends and distributions	(0.39)		(0.32)	(0.24)	(1.43)	(0.48)

Net asset value, end of year	$9.25		$8.64	$8.47	$8.85	$9.94

Total return	11.60%		5.83%	(1.64)%	3.27%	14.36%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$31,179		$30,887	$33,759	$41,241	$44,469
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.29	%(j)	0.33%	0.35%	0.35%	0.35%
Before waivers and reimbursements (f)	0.48%		0.46%	0.44%	0.48%	0.50%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.47%		1.60%	1.28%	1.22%	1.38%
Before waivers and reimbursements (f)(x)	1.29%		1.47%	1.19%	1.09%	1.23%
Portfolio turnover rate^	21%		17%	23%	40%	27%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/17
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class B Shares	15.41%	8.51%	3.87%
Portfolio – Class K Shares*	15.68	8.78	9.35
S&P Target Date 2025 Index	14.55	8.76	5.53
* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 15.41% for the year ended December 31, 2017. This compares to the Portfolio’s benchmark, the S&P Target Date 2025 Index, which returned 14.55% over the same period.

Portfolio Highlights

In 2017, the Portfolio outperformed its benchmark. The positive returns were primarily due to above-average gains from global equities during the year. Bond holdings provided more modest returns. Selected sector highlights include:

•

Global equities surged to multi-year highs in 2017, a year of steady and consistent gains. Markets were led by a rally in large-cap U.S. growth stocks and emerging market equities, against a global backdrop of strong economic growth, relatively benign inflation and stronger corporate fundamentals.

•	U.S. large-cap growth stocks advanced sharply in a year of positive economic news, capped by the passage of a U.S. tax bill that appeared poised to boost corporate earnings.

•

Emerging market equities outperformed developed market equities in 2017, with technology companies dominating the surge. Emerging markets also benefited from reduced expectations for a major shift in U.S. trade policy.

•

In the U.S. government bond market returns were relatively muted amid stable monetary policy expectations. The longer end of the yield curve remained anchored throughout the year, resulting in a flattening of the yield curve.

•

2017 was a solid year for the high yield market, with returns similar to the long-term annual averages. While there were a few periods of modest weakness during the year, a generally positive and orderly tone continued throughout the year, with returns moderating somewhat as the quarters progressed.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2017
Equity	68.9%
Fixed Income	31.1

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2017
EQ/Equity 500 Index Portfolio	33.0%
EQ/International Equity Index Portfolio	12.6
EQ/Core Bond Index Portfolio	11.7
EQ/Small Company Index Portfolio	5.9
EQ/Quality Bond PLUS Portfolio	5.7
EQ/Emerging Markets Equity PLUS Portfolio	5.3
EQ/MFS International Growth Portfolio	5.3
1290 VT High Yield Bond Portfolio	5.3
EQ/Global Bond PLUS Portfolio	4.7
EQ/PIMCO Ultra Short Bond Portfolio	3.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17 - 12/31/17
Class B
Actual	$1,000.00	$1,073.40	$2.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.38	2.85
Class K
Actual	1,000.00	1,074.90	1.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.64	1.58

*  Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.56% and 0.31%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2017

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
1290 VT High Yield Bond Portfolio‡	945,162	$9,133,500
EQ/BlackRock Basic Value Equity Portfolio‡	202,655	5,003,395
EQ/Core Bond Index Portfolio‡	2,072,480	20,377,865
EQ/Emerging Markets Equity PLUS Portfolio‡	892,065	9,260,367
EQ/Equity 500 Index Portfolio‡	1,296,530	57,233,083
EQ/Global Bond PLUS Portfolio‡	896,002	8,235,971
EQ/International Equity Index Portfolio‡	2,167,504	21,783,930
EQ/MFS International Growth Portfolio‡	1,106,948	9,211,849
EQ/PIMCO Ultra Short Bond Portfolio‡	639,317	6,345,880
EQ/Quality Bond PLUS Portfolio‡	1,168,991	9,905,940
EQ/Small Company Index Portfolio‡	863,776	10,239,232

Multimanager Aggressive Equity Portfolio‡	44,474	2,726,128
Multimanager Mid Cap Growth Portfolio*‡	154,488	1,640,422
Multimanager Mid Cap Value Portfolio‡	139,525	2,367,193

Total Investments in Securities (100.0%) (Cost $136,078,352)		173,464,755
Other Assets Less Liabilities (0.0%)		35,506

Net Assets (100%)		$173,500,261

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in Companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio (a)	945,162	6,846,475	2,887,159	(649,448)	476	48,838	9,133,500	448,059	—
EQ/BlackRock Basic Value Equity Portfolio	202,655	4,135,748	1,168,653	(604,168)	4,839	298,323	5,003,395	79,042	—
EQ/Core Bond Index Portfolio	2,072,480	16,132,370	5,831,480	(1,489,909)	157	(96,233)	20,377,865	372,564	—
EQ/Emerging Markets Equity PLUS Portfolio	892,065	7,004,664	1,736,058	(1,607,033)	46,462	2,080,216	9,260,367	101,447	206,762
EQ/Equity 500 Index Portfolio	1,296,530	46,628,458	10,190,620	(8,130,345)	271,225	8,273,125	57,233,083	890,314	468,593
EQ/Global Bond PLUS Portfolio	896,002	5,565,110	2,937,957	(579,783)	465	312,222	8,235,971	3,136	—
EQ/International Equity Index Portfolio	2,167,504	17,460,568	3,912,225	(3,208,505)	16,598	3,603,044	21,783,930	585,979	—
EQ/MFS International Growth Portfolio	1,106,948	6,115,840	2,133,676	(771,926)	2,545	1,731,714	9,211,849	87,923	305,617
EQ/PIMCO Ultra Short Bond Portfolio	639,317	5,091,735	1,706,509	(475,286)	70	22,852	6,345,880	95,606	—
EQ/Quality Bond PLUS Portfolio	1,168,991	7,092,193	3,612,179	(795,520)	188	(3,100)	9,905,940	141,853	—
EQ/Small Company Index Portfolio	863,776	7,744,085	2,998,331	(842,709)	(205)	339,730	10,239,232	124,848	737,778
Multimanager Aggressive Equity Portfolio	44,474	2,194,741	507,026	(670,341)	132,999	561,703	2,726,128	9,890	—
Multimanager Mid Cap Growth Portfolio	154,488	1,205,495	480,730	(268,766)	3,787	219,176	1,640,422	—	115,903
Multimanager Mid Cap Value Portfolio	139,525	2,882,762	160,308	(905,170)	353,102	(123,809)	2,367,193	22,809	—

Total		136,100,244	40,262,911	(20,998,909)	832,708	17,267,801	173,464,755	2,963,470	1,834,653

(a)	Formerly known as EQ/High Yield Bond Portfolio.

See Notes to Financial Statements.

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TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$173,464,755	$—	$173,464,755

Total Assets	$—	$173,464,755	$—	$173,464,755

Total Liabilities	$—	$—	$—	$—

Total	$—	$173,464,755	$—	$173,464,755

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2017.

The Portfolio held no derivatives contracts during the year ended December 31, 2017.

Investment security transactions for the year ended December 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$40,262,911
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$20,998,909

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,239,604
Aggregate gross unrealized depreciation	(995,565)

Net unrealized appreciation	$37,244,039

Federal income tax cost of investments in securities and derivative instruments, if applicable	$136,220,716

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $136,078,352)	$173,464,755
Cash	286,803
Other assets	671

Total assets	173,752,229

LIABILITIES
Payable for securities purchased	141,704
Distribution fees payable – Class B	21,795
Administrative fees payable	20,038
Investment management fees payable	8,422
Trustees’ fees payable	2,438
Accrued expenses	57,571

Total liabilities	251,968

NET ASSETS	$173,500,261

Net assets were comprised of:
Paid in capital	$135,368,943
Accumulated undistributed net investment income (loss)	20,879
Accumulated undistributed net realized gain (loss)	724,036
Net unrealized appreciation (depreciation)	37,386,403

Net assets	$173,500,261

Class B
Net asset value, offering and redemption price per share, $103,688,328 / 9,132,164 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.35

Class K
Net asset value, offering and redemption price per share, $69,811,933 / 6,151,207 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.35

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Dividends ($2,963,470 of dividend income received from affiliates)	$2,964,816
Interest	535

Total income	2,965,351

EXPENSES
Distribution fees – Class B	229,185
Administrative fees	214,730
Investment management fees	154,433
Custodian fees	92,500
Professional fees	44,937
Printing and mailing expenses	18,730
Trustees’ fees	4,337
Miscellaneous	2,103

Gross expenses	760,955
Less: Waiver from investment manager	(51,979)

Net expenses	708,976

NET INVESTMENT INCOME (LOSS)	2,256,375

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($832,708 of realized gain (loss) from affiliates)	832,854
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	1,834,653

Net realized gain (loss)	2,667,507

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	17,267,801

NET REALIZED AND UNREALIZED GAIN (LOSS)	19,935,308

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,191,683

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,256,375	$2,052,042
Net realized gain (loss)	2,667,507	1,657,326
Net change in unrealized appreciation (depreciation)	17,267,801	6,092,388

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,191,683	9,801,756

DIVIDENDS:
Dividends from net investment income
Class B	(1,411,317)	(1,080,864)
Class K	(1,108,896)	(983,931)

TOTAL DIVIDENDS	(2,520,213)	(2,064,795)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 2,484,751 and 1,312,755 shares, respectively ]	26,461,092	12,625,717
Capital shares issued in reinvestment of dividends and distributions [ 124,413 and 108,168 shares, respectively ]	1,411,317	1,080,864
Capital shares repurchased [ (1,155,088) and (1,077,019) shares, respectively ]	(12,377,009)	(10,493,239)

Total Class B transactions	15,495,400	3,213,342

Class K
Capital shares sold [ 930,760 and 582,944 shares, respectively ]	10,067,771	5,600,593
Capital shares issued in reinvestment of dividends and distributions [ 97,803 and 98,531 shares, respectively ]	1,108,896	983,931
Capital shares repurchased [ (861,686) and (1,060,075) shares, respectively ]	(9,073,240)	(10,255,733)

Total Class K transactions	2,103,427	(3,671,209)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	17,598,827	(457,867)

TOTAL INCREASE (DECREASE) IN NET ASSETS	37,270,297	7,279,094
NET ASSETS:
Beginning of year	136,229,964	128,950,870

End of year (a)	$173,500,261	$136,229,964

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$20,879	$4,953

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2017		2016	2015	2014	2013
Net asset value, beginning of year	$9.97		$9.42	$9.87	$10.67	$9.23

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.15		0.14	0.12	0.12	0.12
Net realized and unrealized gain (loss)	1.39		0.55	(0.32)	0.32	1.63

Total from investment operations	1.54		0.69	(0.20)	0.44	1.75

Less distributions:
Dividends from net investment income	(0.16)		(0.14)	(0.12)	(0.14)	(0.13)
Distributions from net realized gains	—		—	(0.13)	(1.10)	(0.18)

Total dividends and distributions	(0.16)		(0.14)	(0.25)	(1.24)	(0.31)

Net asset value, end of year	$11.35		$9.97	$9.42	$9.87	$10.67

Total return	15.41%		7.34%	(1.98)%	4.04%	19.06%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$103,688		$76,579	$69,065	$67,492	$62,418
Ratio of expenses to average net assets:
After waivers (f)	0.56	%(j)	0.59%	0.60%	0.60%	0.60%
Before waivers (f)	0.59%		0.61%	0.60%	0.65%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.37%		1.48%	1.21%	1.12%	1.17%
Before waivers (f)(x)	1.34%		1.46%	1.20%	1.07%	1.09%
Portfolio turnover rate^	14%		16%	22%	36%	25%

	Year Ended December 31,
Class K	2017		2016	2015	2014	2013
Net asset value, beginning of year	$9.97		$9.41	$9.87	$10.67	$9.23

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.17		0.15	0.14	0.14	0.15
Net realized and unrealized gain (loss)	1.39		0.58	(0.32)	0.32	1.63

Total from investment operations	1.56		0.73	(0.18)	0.46	1.78

Less distributions:
Dividends from net investment income	(0.18)		(0.17)	(0.15)	(0.16)	(0.16)
Distributions from net realized gains	—		—	(0.13)	(1.10)	(0.18)

Total dividends and distributions	(0.18)		(0.17)	(0.28)	(1.26)	(0.34)

Net asset value, end of year	$11.35		$9.97	$9.41	$9.87	$10.67

Total return	15.68%		7.73%	(1.84)%	4.31%	19.36%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$69,812		$59,651	$59,886	$62,392	$61,851
Ratio of expenses to average net assets:
After waivers (f)	0.31	%(j)	0.34%	0.35%	0.35%	0.35%
Before waivers (f)	0.34%		0.36%	0.35%	0.40%	0.44%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.59%		1.61%	1.43%	1.32%	1.47%
Before waivers (f)(x)	1.56%		1.59%	1.42%	1.27%	1.39%
Portfolio turnover rate^	14%		16%	22%	36%	25%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/17
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class B Shares	17.78%	9.73%	4.27%
Portfolio – Class K Shares*	18.05	10.02	10.56
S&P Target Date 2035 Index	17.78	10.29	5.90
* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 17.78% for the year ended December 31, 2017. This compares to the Portfolio’s benchmark, the S&P Target Date 2035 Index, which returned 17.78% over the same period.

Portfolio Highlights

In 2017, the Portfolio performance matched its benchmark. The positive returns were primarily due to above-average gains from global equities during the year. Bond holdings provided more modest returns. Selected sector highlights include:

•

Global equities surged to multi-year highs in 2017, a year of steady and consistent gains. Markets were led by a rally in large-cap U.S. growth stocks and emerging market equities, against a global backdrop of strong economic growth, relatively benign inflation and stronger corporate fundamentals.

•	U.S. large-cap growth stocks advanced sharply in a year of positive economic news, capped by the passage of a U.S. tax bill that appeared poised to boost corporate earnings.

•

Emerging market equities outperformed developed market equities in 2017, with technology companies dominating the surge. Emerging markets also benefited from reduced expectations for a major shift in U.S. trade policy.

•

In the U.S. government bond market returns were relatively muted amid stable monetary policy expectations. The longer end of the yield curve remained anchored throughout the year, resulting in a flattening of the yield curve.

•

2017 was a solid year for the high yield market, with returns similar to the long-term annual averages. While there were a few periods of modest weakness during the year, a generally positive and orderly tone continued throughout the year, with returns moderating somewhat as the quarters progressed.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2017
Equity	81.0%
Fixed Income	19.0

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2017
EQ/Equity 500 Index Portfolio	41.1%
EQ/International Equity Index Portfolio	14.1
EQ/Small Company Index Portfolio	7.5
EQ/Core Bond Index Portfolio	7.2
EQ/MFS International Growth Portfolio	7.0
EQ/Emerging Markets Equity PLUS Portfolio	5.9
EQ/Quality Bond PLUS Portfolio	3.5
1290 VT High Yield Bond Portfolio	3.2
EQ/Global Bond PLUS Portfolio	2.9
EQ/BlackRock Basic Value Equity Portfolio	2.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17 - 12/31/17
Class B
Actual	$1,000.00	$1,085.00	$3.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.29	2.94
Class K
Actual	1,000.00	1,086.59	1.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.55	1.67

*  Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.58% and 0.33%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2017

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
1290 VT High Yield Bond Portfolio‡	433,782	$4,191,816
EQ/BlackRock Basic Value Equity Portfolio‡	139,532	3,444,930
EQ/Core Bond Index Portfolio‡	954,890	9,389,052
EQ/Emerging Markets Equity PLUS Portfolio‡	746,314	7,747,348
EQ/Equity 500 Index Portfolio‡	1,217,189	53,730,706
EQ/Global Bond PLUS Portfolio‡	415,224	3,816,699
EQ/International Equity Index Portfolio‡	1,829,345	18,385,354
EQ/MFS International Growth Portfolio‡	1,090,822	9,077,657
EQ/PIMCO Ultra Short Bond Portfolio‡	291,498	2,893,416
EQ/Quality Bond PLUS Portfolio‡	542,143	4,594,076
EQ/Small Company Index Portfolio‡	824,655	9,775,482

Multimanager Aggressive Equity Portfolio‡	24,011	1,471,805
Multimanager Mid Cap Growth Portfolio*‡	98,140	1,042,092
Multimanager Mid Cap Value Portfolio‡	64,780	1,099,073

Total Investments in Securities (100.0%) (Cost $98,579,156)		130,659,506
Other Assets Less Liabilities (0.0%)		(22,299)

Net Assets (100%)		$130,637,207

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio (a)	433,782	3,116,252	1,258,257	(207,725)	117	24,915	4,191,816	205,550	—
EQ/BlackRock Basic Value Equity Portfolio	139,532	2,794,939	795,350	(353,144)	1,443	206,342	3,444,930	54,359	—
EQ/Core Bond Index Portfolio	954,890	7,485,161	2,438,892	(500,150)	(43)	(34,808)	9,389,052	171,564	—
EQ/Emerging Markets Equity PLUS Portfolio	746,314	5,621,168	1,182,946	(783,140)	11,698	1,714,676	7,747,348	84,840	172,916
EQ/Equity 500 Index Portfolio	1,217,189	42,997,427	7,309,203	(4,616,567)	50,388	7,990,255	53,730,706	835,578	439,785
EQ/Global Bond PLUS Portfolio	415,224	2,619,021	1,248,163	(192,268)	81	141,702	3,816,699	1,467	—
EQ/International Equity Index Portfolio	1,829,345	14,266,978	2,719,013	(1,562,372)	1,748	2,959,987	18,385,354	494,320	—
EQ/MFS International Growth Portfolio	1,090,822	6,245,446	1,561,444	(472,941)	839	1,742,869	9,077,657	86,620	301,089
EQ/PIMCO Ultra Short Bond Portfolio	291,498	2,434,873	601,391	(153,941)	13	11,080	2,893,416	43,575	—
EQ/Quality Bond PLUS Portfolio	542,143	3,587,271	1,304,590	(294,278)	(38)	(3,469)	4,594,076	65,755	—
EQ/Small Company Index Portfolio	824,655	7,654,552	2,362,582	(584,849)	(21)	343,218	9,775,482	119,133	704,207
Multimanager Aggressive Equity Portfolio	24,011	936,387	397,842	(172,487)	1,024	309,039	1,471,805	5,324	—
Multimanager Mid Cap Growth Portfolio	98,140	863,266	215,522	(198,006)	7,663	153,647	1,042,092	—	74,096
Multimanager Mid Cap Value Portfolio	64,780	1,264,894	50,816	(317,310)	136,533	(35,860)	1,099,073	10,590	—

Total		101,887,635	23,446,011	(10,409,178)	211,445	15,523,593	130,659,506	2,178,675	1,692,093

(a)	Formerly known as EQ/High Yield Bond Portfolio.

See Notes to Financial Statements.

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TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$130,659,506	$—	$130,659,506

Total Assets	$—	$130,659,506	$—	$130,659,506

Total Liabilities	$—	$—	$—	$—

Total	$—	$130,659,506	$—	$130,659,506

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2017.

The Portfolio held no derivatives contracts during the year ended December 31, 2017.

Investment security transactions for the year ended December 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$23,446,011
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,409,178

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,446,690
Aggregate gross unrealized depreciation	(471,836)

Net unrealized appreciation	$31,974,854

Federal income tax cost of investments in securities and derivative instruments, if applicable	$98,684,652

See Notes to Financial Statements.

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TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $98,579,156)	$130,659,506
Cash	169,502
Receivable from Separate Accounts for Portfolio shares sold	102,560
Other assets	509

Total assets	130,932,077

LIABILITIES
Payable for securities purchased	108,799
Payable to Separate Accounts for Portfolio shares redeemed	88,992
Distribution fees payable – Class B	19,683
Administrative fees payable	15,084
Investment management fees payable	5,005
Trustees’ fees payable	1,626
Accrued expenses	55,681

Total liabilities	294,870

NET ASSETS	$130,637,207

Net assets were comprised of:
Paid in capital	$97,512,189
Accumulated undistributed net investment income (loss)	17,373
Accumulated undistributed net realized gain (loss)	1,027,295
Net unrealized appreciation (depreciation)	32,080,350

Net assets	$130,637,207

Class B
Net asset value, offering and redemption price per share, $93,664,790 / 7,915,040 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.83

Class K
Net asset value, offering and redemption price per share, $36,972,417 / 3,124,955 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.83

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Dividends ($2,178,675 of dividend income received from affiliates)	$2,179,669
Interest	408

Total income	2,180,077

EXPENSES
Distribution fees – Class B	206,769
Administrative fees	161,811
Investment management fees	116,376
Custodian fees	92,200
Professional fees	43,363
Printing and mailing expenses	14,144
Trustees’ fees	3,239
Miscellaneous	1,578

Gross expenses	639,480
Less: Waiver from investment manager	(49,363)

Net expenses	590,117

NET INVESTMENT INCOME (LOSS)	1,589,960

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($211,445 of realized gain (loss) from affiliates)	211,480
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	1,692,093

Net realized gain (loss)	1,903,573

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	15,523,593

NET REALIZED AND UNREALIZED GAIN (LOSS)	17,427,166

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,017,126

See Notes to Financial Statements.

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TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,589,960	$1,440,775
Net realized gain (loss)	1,903,573	1,168,637
Net change in unrealized appreciation (depreciation)	15,523,593	4,977,960

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,017,126	7,587,372

DIVIDENDS:
Dividends from net investment income
Class B	(1,242,049)	(946,503)
Class K	(575,553)	(502,851)

TOTAL DIVIDENDS	(1,817,602)	(1,449,354)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,584,099 and 1,120,503 shares, respectively ]	17,473,432	10,930,350
Capital shares issued in reinvestment of dividends and distributions [ 105,018 and 92,675 shares, respectively ]	1,242,049	946,503
Capital shares repurchased [ (707,073) and (734,210) shares, respectively ]	(7,852,286)	(7,180,901)

Total Class B transactions	10,863,195	4,695,952

Class K
Capital shares sold [ 423,625 and 425,924 shares, respectively ]	4,662,753	4,092,051
Capital shares issued in reinvestment of dividends and distributions [ 48,677 and 49,257 shares, respectively ]	575,553	502,851
Capital shares repurchased [ (451,104) and (354,065) shares, respectively ]	(4,870,168)	(3,394,124)

Total Class K transactions	368,138	1,200,778

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	11,231,333	5,896,730

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,430,857	12,034,748
NET ASSETS:
Beginning of year	102,206,350	90,171,602

End of year (a)	$130,637,207	$102,206,350

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$17,373	$4,419

See Notes to Financial Statements.

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TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2017		2016	2015	2014	2013
Net asset value, beginning of year	$10.18		$9.56	$10.04	$10.86	$9.18

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.15		0.14	0.12	0.13	0.12
Net realized and unrealized gain (loss)	1.66		0.62	(0.32)	0.37	1.90

Total from investment operations	1.81		0.76	(0.20)	0.50	2.02

Less distributions:
Dividends from net investment income	(0.16)		(0.14)	(0.13)	(0.14)	(0.13)
Distributions from net realized gains	—		—	(0.15)	(1.18)	(0.21)

Total dividends and distributions	(0.16)		(0.14)	(0.28)	(1.32)	(0.34)

Net asset value, end of year	$11.83		$10.18	$9.56	$10.04	$10.86

Total return	17.78%		7.94%	(1.98)%	4.50%	22.16%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$93,665		$70,609	$61,678	$59,151	$54,174
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.58	%(j)	0.59%	0.60%	0.60%	0.60%
Before waivers and reimbursements (f)	0.62%		0.65%	0.65%	0.72%	0.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.31%		1.46%	1.24%	1.17%	1.20%
Before waivers and reimbursements (f)(x)	1.27%		1.40%	1.19%	1.05%	1.02%
Portfolio turnover rate^	9%		10%	19%	30%	23%

	Year Ended December 31,
Class K	2017		2016	2015	2014	2013
Net asset value, beginning of year	$10.18		$9.55	$10.04	$10.86	$9.17

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.17		0.16	0.14	0.15	0.15
Net realized and unrealized gain (loss)	1.67		0.64	(0.33)	0.38	1.91

Total from investment operations	1.84		0.80	(0.19)	0.53	2.06

Less distributions:
Dividends from net investment income	(0.19)		(0.17)	(0.15)	(0.17)	(0.16)
Distributions from net realized gains	—		—	(0.15)	(1.18)	(0.21)

Total dividends and distributions	(0.19)		(0.17)	(0.30)	(1.35)	(0.37)

Net asset value, end of year	$11.83		$10.18	$9.55	$10.04	$10.86

Total return	18.05%		8.32%	(1.83)%	4.76%	22.60%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$36,972		$31,598	$28,494	$27,674	$25,591
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.33	%(j)	0.34%	0.35%	0.35%	0.35%
Before waivers and rembersement (f)	0.37%		0.40%	0.40%	0.47%	0.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.50%		1.67%	1.41%	1.40%	1.48%
Before waivers and rembersement (f)(x)	1.46%		1.61%	1.36%	1.28%	1.30%
Portfolio turnover rate^	9%		10%	19%	30%	23%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/17
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class B Shares	19.71%	10.80%	4.45%
Portfolio – Class K Shares*	20.00	11.05	11.63
S&P Target Date 2045 Index	19.56	11.15	6.06
* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 19.71% for the year ended December 31, 2017. This compares to the Portfolio’s benchmark, the S&P Target Date 2045 Index, which returned 19.56% over the same period.

Portfolio Highlights

In 2017, the Portfolio slightly outperformed its benchmark. The positive returns were primarily due to above-average gains from global equities during the year. Bond holdings provided more modest returns. Selected sector highlights include:

•

Global equities surged to multi-year highs in 2017, a year of steady and consistent gains. Markets were led by a rally in large-cap U.S. growth stocks and emerging market equities, against a global backdrop of strong economic growth, relatively benign inflation and stronger corporate fundamentals.

•	U.S. large-cap growth stocks advanced sharply in a year of positive economic news, capped by the passage of a U.S. tax bill that appeared poised to boost corporate earnings.

•

Emerging market equities outperformed developed market equities in 2017, with technology companies dominating the surge. Emerging markets also benefited from reduced expectations for a major shift in U.S. trade policy.

•

In the U.S. government bond market returns were relatively muted amid stable monetary policy expectations. The longer end of the yield curve remained anchored throughout the year, resulting in a flattening of the yield curve.

•

2017 was a solid year for the high yield market, with returns similar to the long-term annual averages. While there were a few periods of modest weakness during the year, a generally positive and orderly tone continued throughout the year, with returns moderating somewhat as the quarters progressed.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2017
Equity	90.2%
Fixed Income	9.8

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2017
EQ/Equity 500 Index Portfolio	45.8%
EQ/International Equity Index Portfolio	16.0
EQ/Small Company Index Portfolio	8.1
EQ/MFS International Growth Portfolio	7.7
EQ/Emerging Markets Equity PLUS Portfolio	6.6
EQ/Core Bond Index Portfolio	3.6
EQ/BlackRock Basic Value Equity Portfolio	3.1
1290 VT High Yield Bond Portfolio	2.1
EQ/Quality Bond PLUS Portfolio	1.7
EQ/Global Bond PLUS Portfolio	1.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17 - 12/31/17
Class B
Actual	$1,000.00	$1,095.18	$3.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.27	2.97
Class K
Actual	1,000.00	1,096.77	1.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.53	1.70

*  Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.58% and 0.33%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2017

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
1290 VT High Yield Bond Portfolio‡	210,892	$2,037,942
EQ/BlackRock Basic Value Equity Portfolio‡	125,979	3,110,306
EQ/Core Bond Index Portfolio‡	362,330	3,562,646
EQ/Emerging Markets Equity PLUS Portfolio‡	627,412	6,513,049
EQ/Equity 500 Index Portfolio‡	1,030,992	45,511,366
EQ/Global Bond PLUS Portfolio‡	141,642	1,301,962
EQ/International Equity Index Portfolio‡	1,576,468	15,843,873
EQ/MFS International Growth Portfolio‡	924,123	7,690,406
EQ/PIMCO Ultra Short Bond Portfolio‡	114,645	1,137,970
EQ/Quality Bond PLUS Portfolio‡	193,245	1,637,545
EQ/Small Company Index Portfolio‡	676,588	8,020,297
Multimanager Aggressive Equity Portfolio‡	18,214	1,116,443

Multimanager Mid Cap Growth Portfolio*‡	76,703	814,463
Multimanager Mid Cap Value Portfolio‡	60,803	1,031,593

Total Investments in Securities (100.0%) (Cost $74,542,628)		99,329,861
Other Assets Less Liabilities (0.0%)		22,937

Net Assets (100%)		$99,352,798

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio (a)	210,892	1,292,191	839,094	(101,702)	29	8,330	2,037,942	99,640	—
EQ/BlackRock Basic Value Equity Portfolio	125,979	2,612,470	710,629	(399,055)	(46)	186,308	3,110,306	48,899	—
EQ/Core Bond Index Portfolio	362,330	2,636,136	1,104,960	(164,744)	(10)	(13,696)	3,562,646	64,920	—
EQ/Emerging Markets Equity PLUS Portfolio	627,412	4,653,403	1,001,153	(588,408)	8,449	1,438,452	6,513,049	71,119	144,951
EQ/Equity 500 Index Portfolio	1,030,992	35,651,942	6,389,120	(3,313,031)	28,342	6,754,993	45,511,366	705,876	371,519
EQ/Global Bond PLUS Portfolio	141,642	970,602	349,605	(67,975)	7	49,723	1,301,962	486	—
EQ/International Equity Index Portfolio	1,576,468	12,027,422	2,409,942	(1,126,559)	633	2,532,435	15,843,873	424,735	—
EQ/MFS International Growth Portfolio	924,123	5,192,859	1,489,408	(467,526)	434	1,475,231	7,690,406	73,125	254,178
EQ/PIMCO Ultra Short Bond Portfolio	114,645	834,186	350,858	(50,329)	3	3,252	1,137,970	17,078	—
EQ/Quality Bond PLUS Portfolio	193,245	1,115,492	615,984	(88,989)	(9)	(4,933)	1,637,545	23,337	—
EQ/Small Company Index Portfolio	676,588	6,109,178	2,091,668	(461,027)	(155)	280,633	8,020,297	97,396	576,041
Multimanager Aggressive Equity Portfolio	18,214	662,513	365,515	(143,730)	829	231,316	1,116,443	4,004	—
Multimanager Mid Cap Growth Portfolio	76,703	641,556	132,897	(79,315)	2,056	117,269	814,463	—	57,646
Multimanager Mid Cap Value Portfolio	60,803	1,061,010	41,741	(157,713)	60,621	25,934	1,031,593	9,934	—

Total		75,460,960	17,892,574	(7,210,103)	101,183	13,085,247	99,329,861	1,640,549	1,404,335

(a)	Formerly known as EQ/High Yield Bond Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$99,329,861	$—	$99,329,861

Total Assets	$—	$99,329,861	$—	$99,329,861

Total Liabilities	$—	$—	$—	$—

Total	$—	$99,329,861	$—	$99,329,861

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2017.

The Portfolio held no derivatives contracts during the year ended December 31, 2017.

Investment security transactions for the year ended December 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$17,892,574
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,210,103

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,911,638
Aggregate gross unrealized depreciation	(154,086)

Net unrealized appreciation	$24,757,552

Federal income tax cost of investments in securities and derivative instruments, if applicable	$74,572,309

See Notes to Financial Statements.

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TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $74,542,628)	$99,329,861
Cash	106,324
Receivable from Separate Accounts for Portfolio shares sold	62,737
Other assets	379

Total assets	99,499,301

LIABILITIES
Payable for securities purchased	60,775
Distribution fees payable – Class B	17,215
Administrative fees payable	11,449
Trustees’ fees payable	1,121
Investment management fees payable	1,104
Payable to Separate Accounts for Portfolio shares redeemed	71
Accrued expenses	54,768

Total liabilities	146,503

NET ASSETS	$99,352,798

Net assets were comprised of:
Paid in capital	$73,839,760
Accumulated undistributed net investment income (loss)	13,348
Accumulated undistributed net realized gain (loss)	712,457
Net unrealized appreciation (depreciation)	24,787,233

Net assets	$99,352,798

Class B
Net asset value, offering and redemption price per share, $82,082,703 / 6,881,462 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.93

Class K
Net asset value, offering and redemption price per share, $17,270,095 / 1,448,683 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.92

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Dividends ($1,640,549 of dividend income received from affiliates)	$1,641,095
Interest	279

Total income	1,641,374

EXPENSES
Distribution fees – Class B	180,545
Administrative fees	122,420
Custodian fees	92,500
Investment management fees	88,049
Professional fees	42,262
Printing and mailing expenses	10,714
Trustees’ fees	2,427
Miscellaneous	1,180

Gross expenses	540,097
Less: Waiver from investment manager	(64,462)

Net expenses	475,635

NET INVESTMENT INCOME (LOSS)	1,165,739

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($101,183 of realized gain (loss) from affiliates)	101,196
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	1,404,335

Net realized gain (loss)	1,505,531

Net change in unrealized appreciation (depreciation) on investments in securities ($13,085,247 of change in unrealized appreciation (depreciation) from affiliates)	13,085,250

NET REALIZED AND UNREALIZED GAIN (LOSS)	14,590,781

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,756,520

See Notes to Financial Statements.

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TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,165,739	$1,024,304
Net realized gain (loss)	1,505,531	911,441
Net change in unrealized appreciation (depreciation)	13,085,250	4,104,697

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,756,520	6,040,442

DIVIDENDS:
Dividends from net investment income
Class B	(1,086,934)	(808,478)
Class K	(268,580)	(221,001)

TOTAL DIVIDENDS	(1,355,514)	(1,029,479)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,367,309 and 1,069,378 shares, respectively ]	14,940,455	10,224,097
Capital shares issued in reinvestment of dividends and distributions [ 91,159 and 79,761 shares, respectively ]	1,086,934	808,478
Capital shares repurchased [ (652,361) and (579,769) shares, respectively ]	(7,108,228)	(5,583,419)

Total Class B transactions	8,919,161	5,449,156

Class K
Capital shares sold [ 274,492 and 188,382 shares, respectively ]	3,038,086	1,796,660
Capital shares issued in reinvestment of dividends and distributions [ 22,540 and 21,821 shares, respectively ]	268,580	221,001
Capital shares repurchased [ (245,524) and (94,661) shares, respectively ]	(2,735,110)	(922,740)

Total Class K transactions	571,556	1,094,921

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,490,717	6,544,077

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,891,723	11,555,040
NET ASSETS:
Beginning of year	75,461,075	63,906,035

End of year (a)	$99,352,798	$75,461,075

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$13,348	$3,323

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2017		2016	2015	2014	2013
Net asset value, beginning of year	$10.10		$9.42	$9.93	$10.73	$8.81

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.14	0.13	0.14	0.12
Net realized and unrealized gain (loss)	1.85		0.68	(0.34)	0.38	2.10

Total from investment operations	1.99		0.82	(0.21)	0.52	2.22

Less distributions:
Dividends from net investment income	(0.16)		(0.14)	(0.13)	(0.14)	(0.13)
Distributions from net realized gains	—		—	(0.17)	(1.18)	(0.17)

Total dividends and distributions	(0.16)		(0.14)	(0.30)	(1.32)	(0.30)

Net asset value, end of year	$11.93		$10.10	$9.42	$9.93	$10.73

Total return	19.71%		8.65%	(2.18)%	4.73%	25.31%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$82,083		$61,361	$51,847	$46,316	$39,901
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.58	%(j)	0.59%	0.60%	0.60%	0.60%
Before waivers and reimbursements (f)	0.66%		0.70%	0.73%	0.81%	0.92%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.29%		1.45%	1.29%	1.27%	1.22%
Before waivers and reimbursements (f)(x)	1.22%		1.35%	1.16%	1.06%	0.91%
Portfolio turnover rate^	8%		6%	16%	32%	26%

	Year Ended December 31,
Class K	2017		2016	2015	2014	2013
Net asset value, beginning of year	$10.09		$9.41	$9.92	$10.72	$8.81

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.16	0.15	0.14	0.16
Net realized and unrealized gain (loss)	1.86		0.68	(0.34)	0.41	2.07

Total from investment operations	2.02		0.84	(0.19)	0.55	2.23

Less distributions:
Dividends from net investment income	(0.19)		(0.16)	(0.15)	(0.17)	(0.15)
Distributions from net realized gains	—		—	(0.17)	(1.18)	(0.17)

Total dividends and distributions	(0.19)		(0.16)	(0.32)	(1.35)	(0.32)

Net asset value, end of year	$11.92		$10.09	$9.41	$9.92	$10.72

Total return	20.00%		8.93%	(1.94)%	4.99%	25.51%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$17,270		$14,100	$12,059	$11,331	$10,301
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.34	%(j)	0.34%	0.35%	0.35%	0.35%
Before waivers and reimbursements (f)	0.41%		0.45%	0.48%	0.56%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.47%		1.65%	1.47%	1.28%	1.63%
Before waivers and reimbursements (f)(x)	1.40%		1.55%	1.34%	1.07%	1.31%
Portfolio turnover rate^	8%		6%	16%	32%	26%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2055 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/17
	1 Year	Since Incept.
Portfolio – Class B Shares*	21.78%	8.73%
Portfolio – Class K Shares*	22.17	9.03
S&P Target Date 2055 Index	20.48	9.14
* Date of inception 4/30/15. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 21.78% for the year ended December 31, 2017. This compares to the Portfolio’s benchmark, the S&P Target Date 2055 Index, which returned 20.48% over the same period.

Portfolio Highlights

In 2017, the Portfolio outperformed its benchmark. The positive returns were primarily due to above-average gains from global equities during the year. Bond holdings provided more modest returns. Selected sector highlights include:

•

Global equities surged to multi-year highs in 2017, a year of steady and consistent gains. Markets were led by a rally in large-cap U.S. growth stocks and emerging market equities, against a global backdrop of strong economic growth, relatively benign inflation and stronger corporate fundamentals.

•	U.S. large-cap growth stocks advanced sharply in a year of positive economic news, capped by the passage of a U.S. tax bill that appeared poised to boost corporate earnings.

•

Emerging market equities outperformed developed market equities in 2017, with technology companies dominating the surge. Emerging markets also benefited from reduced expectations for a major shift in U.S. trade policy.

•

In the U.S. government bond market returns were relatively muted amid stable monetary policy expectations. The longer end of the yield curve remained anchored throughout the year, resulting in a flattening of the yield curve.

•

2017 was a solid year for the high yield market, with returns similar to the long-term annual averages. While there were a few periods of modest weakness during the year, a generally positive and orderly tone continued throughout the year, with returns moderating somewhat as the quarters progressed.

TARGET 2055 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2017
Equity	100.0%

Top Holdings (as a percentage of Total Investments in Securities) As of December 31, 2017
EQ/Equity 500 Index Portfolio	46.7%
EQ/International Equity Index Portfolio	15.2
EQ/MFS International Growth Portfolio	11.9
EQ/Small Company Index Portfolio	10.6
EQ/Emerging Markets Equity PLUS Portfolio	6.8
EQ/BlackRock Basic Value Equity Portfolio	5.1
Multimanager Aggressive Equity Portfolio	2.8
Multimanager Mid Cap Value Portfolio	0.6
Multimanager Mid Cap Growth Portfolio	0.3
# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17 - 12/31/17
Class B
Actual	$1,000.00	$1,105.61	$3.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.33	2.91
Class K
Actual	1,000.00	1,106.97	1.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.58	1.65

*  Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.57% and 0.32%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2017

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	34,262	$845,911
EQ/Emerging Markets Equity PLUS Portfolio‡	107,234	1,113,180
EQ/Equity 500 Index Portfolio‡	174,019	7,681,758
EQ/International Equity Index Portfolio‡	249,285	2,505,377
EQ/MFS International Growth Portfolio‡	234,124	1,948,343
EQ/Small Company Index Portfolio‡	146,417	1,735,631
Multimanager Aggressive Equity Portfolio‡	7,612	466,576
Multimanager Mid Cap Growth Portfolio*‡	5,120	54,365

Multimanager Mid Cap Value Portfolio‡	5,565	94,415

Total Investments in Securities (100.0%) (Cost $14,593,882)		16,445,556
Other Assets Less Liabilities (0.0%)		(712)

Net Assets (100%)		$16,444,844

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2017, were as follows:

Security Description	Shares at December 31, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/BlackRock Basic Value Equity Portfolio	34,262	514,437	314,454	(31,043)	(56)	48,119	845,911	13,183	—
EQ/Emerging Markets Equity PLUS Portfolio	107,234	622,197	380,784	(100,630)	719	210,110	1,113,180	12,036	24,530
EQ/Equity 500 Index Portfolio	174,019	4,447,036	2,499,373	(237,630)	210	972,769	7,681,758	118,035	62,125
EQ/International Equity Index Portfolio	249,285	1,357,017	928,560	(104,272)	343	323,729	2,505,377	66,411	—
EQ/MFS International Growth Portfolio	234,124	1,061,781	617,571	(55,317)	67	324,241	1,948,343	18,395	63,939
EQ/Small Company Index Portfolio	146,417	967,506	787,090	(57,064)	(31)	38,130	1,735,631	20,883	123,085
Multimanager Aggressive Equity Portfolio	7,612	231,715	202,936	(55,852)	1,264	86,513	466,576	1,660	—
Multimanager Mid Cap Growth Portfolio	5,120	24,168	27,452	(2,467)	(1)	5,213	54,365	—	3,735
Multimanager Mid Cap Value Portfolio	5,565	75,083	13,725	(1,327)	(1)	6,935	94,415	905	—

Total		9,300,940	5,771,945	(645,602)	2,514	2,015,759	16,445,556	251,508	277,414

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$16,445,556	$—	$16,445,556

Total Assets	$—	$16,445,556	$—	$16,445,556

Total Liabilities	$—	$—	$—	$—

Total	$—	$16,445,556	$—	$16,445,556

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2017.

The Portfolio held no derivative contracts during the year ended December 31, 2017.

Investment security transactions for the year ended December 31, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,771,945
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$645,602

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,793,696
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$1,793,696

Federal income tax cost of investments in securities and derivative instruments, if applicable	$14,651,860

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $14,593,882)	$16,445,556
Cash	44,287
Receivable from Separate Accounts for Portfolio shares sold	31,349
Receivable from investment manager	6,230
Other assets	233

Total assets	16,527,655

LIABILITIES
Payable for securities purchased	38,210
Distribution fees payable – Class B	1,917
Trustees’ fees payable	7
Payable to Separate Accounts for Portfolio shares redeemed	6
Accrued expenses	42,671

Total liabilities	82,811

NET ASSETS	$16,444,844

Net assets were comprised of:
Paid in capital	$17,743,723
Accumulated undistributed net investment income (loss)	1,494
Accumulated undistributed net realized gain (loss)	(3,152,047)
Net unrealized appreciation (depreciation)	1,851,674

Net assets	$16,444,844

Class B
Net asset value, offering and redemption price per share, $9,334,294 / 829,570 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.25

Class K
Net asset value, offering and redemption price per share, $7,110,550 / 631,704 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.26

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Dividends ($251,508 of dividend income received from affiliates)	$251,573
Interest	73

Total income	251,646

EXPENSES
Custodian fees	59,300
Professional fees	39,384
Administrative fees	32,536
Distribution fees – Class B	15,899
Investment management fees	12,643
Printing and mailing expenses	1,743
Trustees’ fees	315
Miscellaneous	190

Gross expenses	162,010
Less: Waiver from investment manager	(45,179)
Reimbursement from investment manager	(60,232)

Net expenses	56,599

NET INVESTMENT INCOME (LOSS)	195,047

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($2,514 of realized gain (loss) from affiliates)	2,516
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	277,414

Net realized gain (loss)	279,930

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	2,015,759

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,295,689

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,490,736

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$195,047	$120,171
Net realized gain (loss)	279,930	(3,395,314)
Net change in unrealized appreciation (depreciation)	2,015,759	2,640,181

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,490,736	(634,962)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(119,970)	(42,897)
Class K	(108,718)	(77,334)

	(228,688)	(120,231)

Distributions from net realized capital gains
Class B	—	(159,356)
Class K	—	(343,343)

	—	(502,699)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(228,688)	(622,930)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 499,940 and 330,595 shares, respectively ]	5,188,770	3,056,308
Capital shares issued in reinvestment of dividends and distributions [ 10,665 and 21,555 shares, respectively ]	119,970	202,253
Capital shares repurchased [ (85,576) and (24,565) shares, respectively ]	(881,791)	(229,285)

Total Class B transactions	4,426,949	3,029,276

Class K
Capital shares sold [ 46,974 and 13,590 shares, respectively ]	490,139	126,329
Capital shares issued in reinvestment of dividends and distributions [ 9,661 and 44,766 shares, respectively ]	108,718	420,677
Capital shares repurchased [ (10,932) and (2,531,637) shares, respectively ]	(116,320)	(22,018,095)

Total Class K transactions	482,537	(21,471,089)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,909,486	(18,441,813)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,171,534	(19,699,705)
NET ASSETS:
Beginning of year	9,273,310	28,973,015

End of year (a)	$16,444,844	$9,273,310

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,494	$176

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,			May 1, 2015* to December 31, 2015
Class B	2017		2016
Net asset value, beginning of period	$9.36		$9.24	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.17		0.24	0.28
Net realized and unrealized gain (loss)	1.87		0.63 †	(0.90)

Total from investment operations	2.04		0.87	(0.62)

Less distributions:
Dividends from net investment income	(0.15)		(0.11)	(0.13)
Distributions from net realized gains	—		(0.64)	(0.01)

Total dividends and distributions	(0.15)		(0.75)	(0.14)

Net asset value, end of period	$11.25		$9.36	$9.24

Total return (b)	21.78%		9.46%	(6.19)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,334		$3,787	$711
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.57	%(j)	0.59%	0.60%
Before waivers and reimbursements (a)(f)	1.41%		2.06%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.64%		2.57%	4.39	%(l)
Before waivers and reimbursements (a)(f)(x)	0.79%		1.10%	4.13	%(l)
Portfolio turnover rate (z)^	5%		33%	1%

	Year Ended December 31,			May 1, 2015* to December 31, 2015
Class K	2017		2016
Net asset value, beginning of period	$9.36		$9.24	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.15		0.07	0.14
Net realized and unrealized gain (loss)	1.92		0.82 †	(0.74)

Total from investment operations	2.07		0.89	(0.60)

Less distributions:
Dividends from net investment income	(0.17)		(0.13)	(0.15)
Distributions from net realized gains	—		(0.64)	(0.01)

Total dividends and distributions	(0.17)		(0.77)	(0.16)

Net asset value, end of period	$11.26		$9.36	$9.24

Total return (b)	22.17%		9.73%	(6.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,111		$5,486	$28,262
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.32	%(j)	0.34%	0.35%
Before waivers and reimbursements (a)(f)	1.15%		1.26%	0.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.45%		0.83%	2.17	%(l)
Before waivers and reimbursements (a)(f)(x)	0.62%		(0.09)%	1.95	%(l)
Portfolio turnover rate (z)^	5%		33%	1%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

Note 1	Organization and Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware statutory trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eighteen diversified Portfolios (each, a “Portfolio” and together, the “Portfolios”). The investment adviser to each Portfolio is AXA Equitable Funds Management Group, LLC, (“FMG LLC” or the “Adviser”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

The Portfolios are types of mutual funds often described as a “fund-of-funds.” Each of the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (each, an “AXA Allocation Portfolio” and together, the “AXA Allocation Portfolios”) and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (each, a “Target Allocation Portfolio” and together, the “Target Allocation Portfolios”) pursues its investment objective by investing exclusively in other affiliated mutual funds within the EQ Advisors Trust (“EQAT”), a separate registered investment company managed by FMG LLC. Each of the CharterSM Conservative Portfolio, CharterSM Moderate Portfolio, CharterSM Moderate Growth Portfolio, CharterSM Growth Portfolio, CharterSM Aggressive Growth Portfolio, CharterSM Multi-Sector Bond Portfolio, CharterSM Small Cap Growth Portfolio and CharterSM Small Cap Value Portfolio (each, a “Charter Allocation Portfolio” and together, the “Charter Allocation Portfolios”) pursues its investment objective by investing in other affiliated mutual funds within EQAT and unaffiliated investment companies and exchange-traded funds (“ETFs”).

The Trust issues three classes of shares, Class A, Class B and Class K. The Class A and Class B shares are each subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, each class of shares has identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company and other affiliated or unaffiliated insurance companies, and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans.

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

AXA Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

AXA Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

AXA Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

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CharterSM Conservative Portfolio — Seeks a high level of current income.

CharterSM Moderate Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM Moderate Growth Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM Growth Portfolio — Seeks long-term capital appreciation and current income.

CharterSM Aggressive Growth Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

CharterSM Multi-Sector Bond Portfolio — Seeks to achieve high total return through a combination of current income and capital appreciation.

CharterSM Small Cap Growth Portfolio — Seeks to achieve long-term growth of capital.

CharterSM Small Cap Value Portfolio — Seeks to achieve long-term growth of capital.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2055 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

In October 2016, the Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in Investment Company financial statements. Compliance with the guidance became effective for financial statements filed with the SEC on or after August 1, 2017. The Portfolios adoption of this rule, effective with these financial statements prepared as of December 31, 2017, had no effect on the Portfolios’ net assets or results of operations.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to

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the nearer of the bid or ask price. Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value (“NAV”) of the shares of such underlying funds as described in the underlying funds’ prospectuses.

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board” or “Trustees”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Portfolios. The Board has delegated the responsibility of calculating the NAVs of the Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of December 31, 2017, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors for fair valued securities. For example, with respect to

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model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when FMG LLC deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At December 31, 2017, none of the Portfolios applied these procedures.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short-term gain distributions are reflected as such for book but as ordinary income for tax. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Market and Credit Risk:

Because the Portfolios invest in affiliated mutual funds, unaffiliated investment companies or ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds

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and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market. In addition, the underlying funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures, forward currency exchange contracts, options, swaps, and other derivatives, which are also subject to specific risks related to their structure, sector or market, and may be riskier than investments in other types of securities.

Taxes:

Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2017, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2017 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences which are significant to the Portfolios are primarily due to capital loss carryforwards (CharterSM Multi-Sector Bond and Target 2055 Allocation), realized gains/losses from the conversions (AXA Moderate-Plus Allocation and AXA Aggressive Allocation) and partnership basis adjustments (CharterSM Aggressive Growth). In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio’s next taxable year. The tax character of distributions for the years ended December 31, 2017 and December 31, 2016 and the tax composition of undistributed ordinary income and undistributed long term gains at December 31, 2017 are presented in the following table.

	Year Ended December 31, 2017		As of December 31, 2017		Year Ended December 31, 2016
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
AXA Conservative Allocation	$13,838,692	$29,759,889	$32,882	$12,790,021	$14,244,205	$16,816,922
AXA Conservative-Plus Allocation	16,689,239	43,845,074	47,445	24,528,172	13,812,322	36,852,077
AXA Moderate Allocation	101,358,615	264,820,635	491,114	167,727,637	74,296,779	252,003,032
AXA Moderate-Plus Allocation	135,648,024	403,775,939	855,541	256,738,766	81,989,523	392,997,482
AXA Aggressive Allocation	54,552,190	110,652,014	502,211	113,781,621	29,589,635	145,772,833

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	Year Ended December 31, 2017		As of December 31, 2017		Year Ended December 31, 2016
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
CharterSM Conservative	$515,659	$132,767	$25,138	$191,334	$534,649	$27,294
CharterSM Moderate	540,085	195,457	39,483	308,322	378,663	109,477
CharterSM Moderate Growth	337,272	219,962	39,588	282,363	299,704	169,243
CharterSM Growth	175,805	236,882	14,732	177,253	145,075	75,498
CharterSM Aggressive Growth	92,484	82,309	4,916	93,899	46,041	—
CharterSM Multi-Sector Bond	3,146,566	—	2,491	—	3,871,361	—
CharterSM Small Cap Growth	2,549,673	1,956,741	—	6,158,548	—	1,514,658
CharterSM Small Cap Value	2,423,719	—	—	—	2,114,184	—
Target 2015 Allocation	880,522	1,491,904	577	758,834	955,926	1,108,182
Target 2025 Allocation	2,518,214	1,999	—	889,693	2,064,795	—
Target 2035 Allocation	1,816,262	1,340	—	1,151,748	1,449,354	—
Target 2045 Allocation	1,354,089	1,425	—	756,550	1,029,479	—
Target 2055 Allocation	228,688	—	—	—	120,828	502,102

The following Portfolios had a Return of Capital during the year ended December 31, 2016:

Portfolios:	Return of Capital
CharterSM Aggressive Growth	$8,410
CharterSM Multi-Sector Bond	378,748

Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications to undistributed (over distributed) net investment income (loss), accumulated net realized gain (loss) and paid-in-capital at December 31, 2017 as follows:

Portfolios:	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
AXA Conservative Allocation	$2,078,923	$198,526,819	$(200,605,742)
AXA Conservative-Plus Allocation	4,421,407	342,464,943	(346,886,350)
AXA Moderate Allocation	30,060,574	2,401,824,500	(2,431,885,074)
AXA Moderate-Plus Allocation	49,988,437	3,933,353,543	(3,983,341,980)
AXA Aggressive Allocation	21,786,118	1,535,652,319	(1,557,438,437)
CharterSM Conservative	66,828	(66,828)	—
CharterSM Moderate	97,638	(97,638)	—
CharterSM Moderate Growth	85,399	(87,975)	2,576
CharterSM Growth	57,480	(57,480)	—
CharterSM Aggressive Growth	29,124	(37,534)	8,410
CharterSM Multi-Sector Bond	50,462	507,364,591	(507,415,053)
CharterSM Small Cap Growth	2,741,318	(2,709,217)	(32,101)
CharterSM Small Cap Value	2,236,584	244,572,147	(246,808,731)
Target 2015 Allocation	67,131	18,693,489	(18,760,620)
Target 2025 Allocation	279,764	13,891,761	(14,171,525)
Target 2035 Allocation	240,596	7,088,072	(7,328,668)
Target 2045 Allocation	199,800	4,267,288	(4,467,088)
Target 2055 Allocation	34,959	(28,600)	(6,359)

The significant permanent book to tax differences related to the adjustments above are related to expired capital loss carryforwards (CharterSM Multi-Sector Bond and CharterSM Small Cap Value), reversal of loss deferrals due to investments in affiliated fund-of-fund investments (AXA Conservative Allocation, AXA Conservative-Plus Allocation, AXA Moderate Allocation, AXA Moderate-Plus Allocation, AXA Aggressive Allocation, Target 2015 Allocation, Target 2025 Allocation, Target 2035 Allocation and Target 2045 Allocation) and short-term capital gain distributions received from fund-of-fund investments (AXA Aggressive Allocation, CharterSM Small Cap Growth and CharterSM Small Cap Value).

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Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”), net capital losses recognized by the Portfolios after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the RIC Mod Act, net capital losses incurred by the Portfolios were carried forward for up to eight years and treated as 100% short-term. The RIC Mod Act requires that post-enactment net capital losses be used before pre-enactment net capital losses, therefore, some net capital loss carryforwards that would have been utilized under prior law may expire unused. Pre-enactment and post-enactment net capital losses that will be carried forward, if any, are presented in the table below.

The following Portfolios have capital loss carryforward amounts available for use and utilized during 2017 as follows:

	Expiring
Portfolios:	2018	Total	Utilized
CharterSM Small Cap Value	$—	$—	$10,790,015

The following Portfolios utilized net capital loss carryforwards during 2017 and/or have losses incurred that will be carried forward under the provisions of the RIC Mod Act are as follows:

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
CharterSM Multi-Sector Bond	$136,670	$—	$623,420	$389,502
Target 2025 Allocation	168,169	1,345,511	—	—
Target 2035 Allocation	337,877	189,940	—	—
Target 2045 Allocation	187,317	376,585	—	—
Target 2055 Allocation	246,866	—	3,092,575	—

Note 2	Management of the Trust

The Trust, on behalf of each Portfolio, has entered into an investment management agreement (the “Management Agreement”) with FMG LLC. The Management Agreement for the Portfolios obligates the Adviser to, among other things: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying funds and ETFs in which to invest and the appropriate allocations for each of the Portfolios; (iii) implement and monitor the investment programs and results; (iv) apprise the Trustees/Trust of developments materially affecting the Portfolios; (v) oversee each Portfolio’s compliance with investment objectives and policies as well as the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board. For the year ended December 31, 2017, for its services under the Management Agreement, the Adviser was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
CharterSM Conservative	0.150% of average daily net assets
CharterSM Moderate	0.150% of average daily net assets
CharterSM Moderate Growth	0.150% of average daily net assets
CharterSM Growth	0.150% of average daily net assets
CharterSM Aggressive Growth	0.150% of average daily net assets
CharterSM Multi-Sector Bond	0.150% of average daily net assets
CharterSM Small Cap Growth	0.150% of average daily net assets
CharterSM Small Cap Value	0.150% of average daily net assets
Target 2015 Allocation	0.100% of average daily net assets

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Portfolios:	Management Fee
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets
Target 2055 Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $3 Billion	Thereafter
AXA Conservative Allocation	0.1000%	0.0925%	0.0900%	0.0875%
AXA Conservative-Plus Allocation	0.1000	0.0925	0.0900	0.0875
AXA Moderate Allocation	0.1000	0.0925	0.0900	0.0875
AXA Moderate-Plus Allocation	0.1000	0.0925	0.0900	0.0875
AXA Aggressive Allocation	0.1000	0.0925	0.0900	0.0875

Prior to September 1, 2017 the following Portfolio’s management fee were as follows:

	(as a percentage of average daily net assets)
Portfolios:	First $10 Billion	Next $3 Billion	Thereafter
AXA Conservative Allocation	0.100%	0.095%	0.090%
AXA Conservative-Plus Allocation	0.100	0.095	0.090
AXA Moderate Allocation	0.100	0.095	0.090
AXA Moderate-Plus Allocation	0.100	0.095	0.090
AXA Aggressive Allocation	0.100	0.095	0.090

Note 3	Administrative Fees

Pursuant to an administrative agreement (“Mutual Funds Service Agreement”), the Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. FMG LLC may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, each AXA Allocation Portfolio, Target Allocation Portfolio and Charter Allocation Portfolio pays FMG LLC, as Administrator, its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500.

For purposes of calculating the asset-based administration fee, the assets of the AXA Allocation Portfolios, Target Allocation Portfolios and Charter Allocation Portfolios are aggregated with those of the AXA Strategic Allocation Series Portfolios, All Asset Growth-Alt 20 Portfolio and the AXA/Franklin Templeton Allocation Managed Volatility Portfolio of EQ Advisors Trust (the “EQAT Fund-of-Funds Portfolios”), which are also managed by FMG LLC and are offered in other prospectuses.

Effective September 1, 2017, the asset-based administration fee is equal to an annual rate of 0.150% of the first $35 billion of the aggregate average daily net assets of the Charter Allocation Portfolios, AXA Allocation Portfolios, Target Allocation Portfolios and EQAT Fund-of-Funds Portfolios; 0.110% on the next $10 billion; and 0.090% thereafter.

Prior to September 1, 2017, the asset-based administration fee was equal to an annual rate of 0.150% of the first $35 billion of the aggregate average daily net assets of the AXA Allocation Portfolios, Target Allocation Portfolios and Charter Allocation Portfolios and EQAT Fund-of-Funds Portfolios; 0.110% on the next $10 billion; 0.100% on the next $5 billion; and 0.095% thereafter.

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Pursuant to a sub-administration arrangement with FMG LLC, the Sub-Administrator assists the administrator in providing the Trust with certain administrative services, including monitoring of portfolio compliance and portfolio accounting support services, subject to the supervision of FMG LLC.

Note 4	Custody Fees

The Trust has entered into a Custody Agreement with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which Portfolio securities purchased outside the United States are maintained in the custody of these entities. At year end, certain of the Portfolios maintained a significant cash balance with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust, on behalf of each Portfolio, has entered into distribution agreements with AXA Distributors, LLC (“AXA Distributors” or the “Distributor”), an indirect wholly-owned subsidiary of AXA Equitable and an affiliate of FMG LLC, pursuant to which the Distributor serves as the principal underwriter of the Class A, Class B and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of the Class A and Class B shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to each of the Trust’s Class A and Class B shares for which it provides service.

Note 6	Expense Limitation

In the interest of limiting through April 30, 2018 (unless the Board consents to an earlier revision or termination of this arrangement) the expenses of certain Portfolios, FMG LLC has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, FMG LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolios so that the annual operating expenses as a percentage of daily net assets for each Portfolio, inclusive of fees and expenses of other investment companies in which a Portfolio invests (but exclusive of interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), do not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class K	Class A+	Class B+
AXA Aggressive Allocation	1.00%	1.25%	1.25%
AXA Conservative Allocation	0.75	1.00	1.00
AXA Conservative-Plus Allocation	0.85	1.10	1.10
AXA Moderate Allocation	0.90	1.15	1.15
AXA Moderate-Plus Allocation	0.95	1.20	1.20
CharterSM Conservative*	N/A	N/A	1.25
CharterSM Moderate*	N/A	N/A	1.25
CharterSM Moderate Growth*	N/A	N/A	1.35

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	Maximum Annual Operating Expense Limit
Portfolios:	Class K		Class A+		Class B+
CharterSM Growth*	N/A	%	N/A	%	1.40%
CharterSM Aggressive Growth*	N/A		N/A		1.45
CharterSM Small Cap Growth	1.20		1.45		1.45
CharterSM Small Cap Value	1.20		1.45		1.45
CharterSM Multi-Sector Bond	0.85		1.10		1.10
Target 2015 Allocation	0.85		1.10		1.10
Target 2025 Allocation	0.85		1.10		1.10
Target 2035 Allocation**	0.85		N/A		1.10
Target 2045 Allocation**	0.85		N/A		1.10
Target 2055 Allocation**	0.85		N/A		1.10

+	Includes amounts payable pursuant to Rule 12b-1.
*	The Trust offers only Class B shares of this Portfolio.
**	The Trust offers only Class B and Class K shares of this Portfolio.

Prior to February 16, 2017, FMG LLC had agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of the CharterSM Moderate Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business), did not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolio:	Class K	Class A+	Class B+
CharterSM Moderate*	N/A	N/A	1.30%

+ Includes amounts payable pursuant to Rule 12b-1.

* The Trust offers only Class B shares of this Portfolio.

Prior to May 1, 2017, FMG LLC had agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of each Target Allocation Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Target Allocation Portfolio’s business), did not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class K	Class A+	Class B+
Target 2015 Allocation	0.35%	0.60%	0.60%
Target 2025 Allocation	0.35	0.60	0.60
Target 2035 Allocation*	0.35	N/A	0.60
Target 2045 Allocation*	0.35	N/A	0.60
Target 2055 Allocation*	0.35	N/A	0.60

+	Includes amounts payable pursuant to Rule 12b-1.
*	The Trust offers only Class B and Class K shares of this Portfolio.

FMG LLC first waives its management fees, then waives its administration fees, and then reimburses a Portfolio’s expenses out of its own resources. FMG LLC may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded, provided such

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of such Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Board. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by FMG LLC.

During the year ended December 31, 2017, none of the Portfolios incurred recoupment fees.

Recoupments in excess of waivers during the period would be presented as Recoupment Fees in the Statement of Operations. At December 31, 2017, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2018	2019	2020	Total Eligible For Recoupment
AXA Conservative Allocation	$723,718	$862,082	$742,021	$2,327,821
AXA Conservative-Plus Allocation	1,397	141,076	34,381	176,854
CharterSM Conservative	208,223	201,250	194,144	603,617
CharterSM Moderate	213,810	195,749	218,397	627,956
CharterSM Moderate Growth	225,225	196,206	194,355	615,786
CharterSM Growth	220,014	199,830	205,443	625,287
CharterSM Aggressive Growth	223,475	208,837	209,172	641,484
CharterSM Multi-Sector Bond	73,615	162,677	148,023	384,315
CharterSM Small Cap Growth	128,582	130,166	73,443	332,191
CharterSM Small Cap Value	158,778	117,830	42,876	319,484
Target 2015 Allocation	—	—	74,592	74,592
Target 2025 Allocation	—	—	34,118	34,118
Target 2035 Allocation	—	—	32,508	32,508
Target 2045 Allocation	—	—	42,811	42,811
Target 2055 Allocation	—	—	76,653	76,653

During the year ended December 31, 2017, FMG LLC voluntarily agreed to waive the following (voluntary waivers may be reduced or discontinued at anytime without notice and are not eligible for recoupment):

Portfolios:	Voluntary Waivers
AXA Conservative Allocation	$18,370
AXA Conservative-Plus Allocation	17,542
CharterSM Conservative	408
CharterSM Moderate	15,000
CharterSM Moderate Growth	312
CharterSM Growth	174
CharterSM Aggressive Growth	474
CharterSM Multi-Sector Bond	2,807
CharterSM Small Cap Growth	1,205
CharterSM Small Cap Value	2,161
Target 2015 Allocation	34,944
Target 2025 Allocation	17,861
Target 2035 Allocation	16,855
Target 2045 Allocation	21,651
Target 2055 Allocation	28,758

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

Note 7	Trustees Deferred Compensation Plan

At a special meeting held on March 28, 2017, shareholders of the Trust approved a proposal to elect the ten individuals serving as the Board of Trustees of EQAT and 1290 Funds, each separate registered investment companies managed by FMG LLC, to the Board of the Trust effective April 27, 2017 (the “Effective Date”). The five former Trustees of the Trust who were not “interested persons” of the Trust, as defined in the 1940 Act (the “Former Trustees”), did not stand for re-election. Upon the Effective Date, the Former Trustees were deemed to have retired, as defined in the Plan.

Prior to the Effective Date, a deferred compensation plan (the “Plan”) for the benefit of the Former Trustees was adopted by the Trust. Under the Plan, each Former Trustee had the option to defer payment of such fees until their retirement as a Trustee or until the attainment of a specified age, whichever comes first. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Former Trustee in one lump sum or in installments over a five- to twenty-year period as elected by such Former Trustee. At December 31, 2017, the total amount deferred by the Former Trustees participating in the Plan was $662,255.

Note 8	Percentage of Ownership by Affiliates

At December 31, 2017, AXA Equitable held investments in each of the Portfolios as follows:

Portfolio:	Percentage of Ownership
Target 2055 Allocation	39.25%

Shares of affiliated underlying investment companies may be held by the Portfolios. The following tables represent the percentage of ownership that each Portfolio has in each respective affiliated underlying investment company’s net assets as of December 31, 2017.

Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
1290 VT DoubleLine Opportunistic Bond	8.45%	7.42%	37.32%	25.92%	4.83%
1290 VT Equity Income	1.40	2.63	16.09	30.65	13.09
1290 VT GAMCO Small Company Value	0.21	0.30	3.45	5.47	2.58
1290 VT High Yield Bond	8.06	6.24	30.61	14.65	1.40
1290 VT Micro Cap	0.74	2.69	17.67	40.70	18.41
1290 VT Small Cap Value	—	3.07	20.07	30.53	10.59
AXA Global Equity Managed Volatility	0.29	1.17	9.13	14.44	5.68
AXA International Core Managed Volatility	0.32	0.76	7.13	11.51	5.24
AXA International Value Managed Volatility	0.28	0.80	5.35	10.61	6.42
AXA Large Cap Core Managed Volatility	0.83	1.64	9.16	15.95	7.25
AXA Large Cap Growth Managed Volatility	0.29	0.60	3.47	5.99	2.69
AXA Large Cap Value Managed Volatility	0.20	0.47	2.94	6.03	3.64

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
AXA/AB Small Cap Growth	0.17%	0.68%	9.36%	15.71%	5.51%
AXA/Franklin Small Cap Value Managed Volatility	—	1.36	10.50	23.23	10.92
AXA/Loomis Sayles Growth	1.28	1.72	13.38	20.32	10.53
AXA/Morgan Stanley Small Cap Growth	0.81	1.04	16.07	39.55	18.70
ATM International Managed Volatility	1.08	3.37	28.10	47.36	20.08
ATM Large Cap Managed Volatility	2.12	4.03	26.85	43.83	23.18
ATM Mid Cap Managed Volatility	2.17	5.07	28.25	41.73	22.78
ATM Small Cap Managed Volatility	0.33	3.00	23.91	51.64	21.13
EQ/BlackRock Basic Value Equity	0.89	1.32	8.21	13.60	6.39
EQ/Core Bond Index	3.30	2.78	13.51	9.86	1.01
EQ/Global Bond PLUS	9.05	7.32	35.74	3.81	—
EQ/Intermediate Government Bond	4.82	4.06	19.37	14.42	1.49
EQ/International Equity Index	0.06	0.12	0.71	3.71	3.92
EQ/JPMorgan Value Opportunities	1.85	2.98	18.39	25.42	9.27
EQ/Large Cap Growth Index	0.10	0.14	0.85	1.51	1.88
EQ/MFS International Growth	0.93	2.54	24.18	31.78	14.41
EQ/PIMCO Ultra Short Bond	9.89	8.61	39.10	26.12	2.65
EQ/Quality Bond PLUS	1.80	1.75	9.65	6.67	0.73
EQ/T. Rowe Price Growth Stock	0.37	0.66	3.83	5.30	1.46
Multimanager Core Bond	5.73	5.05	25.48	18.12	1.94
Multimanager Mid Cap Growth	1.91	2.84	5.75	9.02	4.79
Multimanager Mid Cap Value	1.11	3.35	15.54	11.64	4.10

Portfolios:	CharterSM Conservative	CharterSM Moderate	CharterSM Moderate Growth	CharterSM Growth	CharterSM Aggressive Growth	CharterSM Multi- Sector Bond	CharterSM Small Cap Growth	CharterSM Small Cap Value
1290 VT Energy	0.90%	2.38%	3.04%	3.69%	2.56%	—%	—%	—%
1290 VT Low Volatility Global Equity	1.84	3.46	2.90	2.06	1.10	—	—	—
1290 VT Convertible Securities	13.28	11.43	6.61	2.85	0.95	—	—	—
1290 VT DoubleLine Opportunistic Bond	—	—	—	—	—	4.49	—	—
1290 VT GAMCO Mergers & Acquisitions	0.17	0.22	0.21	0.09	0.02	—	—	—
1290 VT GAMCO Small Company Value	0.01	0.02	0.02	0.01	0.01	—	—	1.66
1290 VT High Yield Bond	0.74	0.61	0.30	0.12	0.02	9.55	—	—
1290 VT Micro Cap	0.10	0.17	0.16	0.11	0.06	—	19.09	—
1290 VT Natural Resources	0.26	0.66	0.73	0.89	0.65	—	—	—

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

Portfolios:	CharterSM Conservative	CharterSM Moderate		CharterSM Moderate Growth		CharterSM Growth		CharterSM Aggressive Growth		CharterSM Multi- Sector Bond	CharterSM Small Cap Growth	CharterSM Small Cap Value
1290 VT Real Estate	0.41%	0.98%		1.07%		1.14%		0.79%		—%	—%	—%
1290 VT Small Cap Value	—	—		—		—		—		—	—	35.14
1290 VT SmartBeta Equity	0.89	1.46		1.48		1.05		0.57		—	—	—
AXA/AB Small Cap Growth	0.02	0.03		0.03		0.02		0.01		—	—	—
AXA/ClearBridge Large Cap Growth	0.09	0.17		0.15		0.10		0.06		—	—	—
AXA/Janus Enterprise	0.05	0.10		0.09		0.06		0.03		—	—	—
AXA/Morgan Stanley Small Cap Growth	—	—		—		—		—		—	23.78	—
EQ/BlackRock Basic Value Equity	0.02	0.03		0.03		0.02		0.01		—	—	—
EQ/Capital Guardian Research	0.15	0.29		0.27		0.18		0.10		—	—	—
EQ/Core Bond Index	—	—	#	—	#	—	#	—		1.11	—	—
EQ/Emerging Markets Equity PLUS	0.56	1.01		0.96		0.65		0.36		—	—	—
EQ/Global Bond PLUS	0.78	0.62		0.33		0.11		0.02		—	—	—
EQ/Intermediate Government Bond	0.03	0.02		0.01		—	#	—	#	—	—	—
EQ/International Equity Index	0.04	0.08		0.07		0.05		0.03		—	—	—
EQ/Invesco Comstock	0.13	0.26		0.24		0.16		0.09		—	—	—
EQ/MFS International Growth	0.03	0.06		0.05		0.04		0.02		—	—	—
EQ/PIMCO Global Real Return	2.32	1.84		0.98		0.36		0.06		11.99	—	—
EQ/PIMCO Ultra Short Bond	0.16	0.13		0.07		0.02		—	#	—	—	—
EQ/Quality Bond PLUS	—	—		—		—		—		2.59	—	—
EQ/T. Rowe Price Growth Stock	0.02	0.04		0.04		0.03		0.02		—	—	—
Multimanager Core Bond	0.30	0.24		0.13		0.04		0.01		—	—	—
Multimanager Mid Cap Value	0.24	0.48		0.43		0.29		0.16		—	—	—

#	Percentage of ownership is less than 0.005%.

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 VT High Yield Bond	2.20%	4.47%	2.05%	1.00%	—%
EQ/BlackRock Basic Value Equity	0.10	0.28	0.20	0.18	0.05
EQ/Core Bond Index	0.15	0.24	0.11	0.04	—
EQ/Emerging Markets Equity PLUS	3.79	15.76	13.18	11.08	1.89
EQ/Equity 500 Index	0.24	1.02	0.96	0.81	0.14
EQ/Global Bond PLUS	1.58	2.79	1.29	0.44	—
EQ/International Equity Index	0.31	1.18	0.99	0.85	0.14
EQ/MFS International Growth	0.10	0.61	0.60	0.51	0.13
EQ/PIMCO Ultra Short Bond	0.27	0.45	0.21	0.08	—
EQ/Quality Bond PLUS	0.35	0.59	0.27	0.10	—
EQ/Small Company Index	0.10	0.86	0.82	0.67	0.15
Multimanager Aggressive Equity	0.07	0.23	0.12	0.09	0.04
Multimanager Mid Cap Growth	0.49	0.87	0.56	0.43	0.03
Multimanager Mid Cap Value	0.55	1.24	0.57	0.54	0.05

Note 9	Substitution, Reorganization and In-Kind Transaction

The following transaction occurred during 2017:

After the close of business on May 19, 2017, CharterSM Moderate Portfolio acquired the net assets of the CharterSM International Moderate Portfolio, a series of the Trust, pursuant to an Agreement and Plan of Reorganization and Termination as approved by contract holders on March 28, 2017. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a taxable exchange resulting in the CharterSM Moderate Portfolio issuing 831,598 Class B shares (valued at $8,545,655) in exchange for 877,366 Class B shares of the CharterSM International Moderate Portfolio. Money market investments held by CharterSM International Moderate Portfolio, with a value of $7,930,350 at May 19, 2017, were the principal assets acquired by CharterSM Moderate Portfolio. For U.S. GAAP purposes, assets received and shares issued by CharterSM Moderate Portfolio were recorded at fair value. CharterSM International Moderate Portfolio’s net assets at the merger date of $8,545,655 were combined with those of CharterSM Moderate Portfolio. Assuming the acquisition had been completed January 1, 2017, the beginning of the annual reporting period of CharterSM Moderate Portfolio, pro forma results of operations for the year ended December 31, 2017 would include net investment income of $454,816 and net realized and unrealized gain of $3,076,964, resulting in an increase in net assets from operations of $3,531,780. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the CharterSM International Moderate Portfolio that have been included in CharterSM Moderate Portfolio’s Statement of Operations since the merger date, May 19, 2017. Prior to the combination, the net assets of the CharterSM Moderate Portfolio totaled $25,821,636. Immediately after the combination, the net assets of the CharterSM Moderate Portfolio totaled $34,367,291.

Note 10	Subsequent Events

The Adviser evaluated subsequent events from December 31, 2017, the date of these financial statements, through the date these financial statements were issued. There were no subsequent events to disclose.

Note 11	Pending Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court for the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight portfolios of EQ Advisors Trust, which is also managed by FMG LLC: EQ/Common Stock Index Portfolio; EQ/Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; AXA Large Cap Value Managed Volatility Portfolio; AXA Global Equity Managed Volatility Portfolio; AXA Mid Cap Value Managed Volatility Portfolio; EQ/Intermediate Government Bond Index Portfolio; and 1290 VT GAMCO Small Company Value Portfolio (formerly, EQ/GAMCO Small Company Value Portfolio) (the “Sivolella Portfolios”). Note, in June 2014, the EQ/Equity Growth PLUS Portfolio was reorganized into the AXA Large Cap Growth Managed Volatility Portfolio. The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to FMG LLC and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs and fees. In October 2011, FMG LLC and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief, but adding new claims under (1) Section 26(f) of the 1940 Act alleging that the variable annuity contracts sold by the Defendants charged excessive management fees, and seeking restitution and rescission of those contracts under Section 47(b) of the 1940 Act; and (2) a claim for unjust enrichment. The Defendants filed a motion to dismiss the Amended Complaint in December 2011. In May 2012, Plaintiff voluntarily dismissed the Section 26(f) claim seeking restitution and rescission under Section 47(b). In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint as it related to the Section 36(b) claim and granted the motion to dismiss as it related to the unjust enrichment claim.

In January 2013, a second lawsuit against FMG LLC was filed in the United States District Court for the District of New Jersey by a group of Plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of the EQ/PIMCO Ultra Short Bond Portfolio, the EQ/T. Rowe Price Growth Stock Portfolio, the EQ/Global Bond PLUS Portfolio, and the EQ/Core Bond Index Portfolio, in addition to four of the Sivolella Portfolios. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties agreed to consolidate the two lawsuits.

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as the Administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees. In January 2015, Plaintiffs and Defendants filed motions for summary judgment and other pre-trial motions, which were denied by the Court in August 2015.

The non-jury trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments occurred in June 2016 following post-trial briefing. On August 25, 2016, the Court issued its decision in favor of FMG LLC and AXA Equitable, finding that the Plaintiffs had failed to meet their burden to demonstrate that FMG LLC and AXA Equitable breached their fiduciary duty in violation of Section 36(b) or show any actual damages. In September 2016, the Plaintiffs filed a motion to amend the trial opinion and to amend or make new findings of fact and/or conclusions of law, which was denied by the Court in December 2016. In December 2016, Plaintiffs filed a notice to appeal the Court’s decision to the United States Court of Appeals for the Third Circuit.

No liability for litigation relating to these matters has been accrued in the financial statements of the Portfolios because any potential damages would be the responsibility of the Defendants.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2017

In November 2010, the Trust and EQ Advisors Trust, and several of their respective portfolios (the “Named Portfolios”), were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust and EQ Advisors Trust, and the Named Portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s suit has been consolidated with a number of related lawsuits around the United States into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

The lawsuits do not allege any misconduct by the Trust, EQ Advisors Trust or the Named Portfolios. Certain of the Plaintiffs’ claims have been dismissed and in March 2016 the United States Court of Appeals for the Second Circuit (the “Second Circuit”) affirmed the dismissal of those claims. In September 2016, Plaintiffs filed a petition for a writ of certiorari with the United States Supreme Court, which is currently pending. In January 2017, the United States District Court for the Southern District of New York dismissed the remaining claims involving shareholders, such as the portfolios, who sold their shares as part of the public tender offers. The Plaintiffs have requested permission from the court to appeal its decision to the Second Circuit. The Trust cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Named Portfolios, the payment of such judgments or settlements could have an adverse effect on each Named Portfolio’s net asset value. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Named Portfolios, as the Adviser believes a loss is not probable. As a result of business combinations, the Named Portfolios which were formerly part of the Trust were acquired by portfolios of EQ Advisors Trust, and are therefore not presented in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AXA Premier VIP Trust and Shareholders of each of the eighteen funds listed below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio, AXA Aggressive Allocation Portfolio, CharterSM Conservative Portfolio, CharterSM Moderate Portfolio, CharterSM Moderate Growth Portfolio, CharterSM Growth Portfolio, CharterSM Aggressive Growth Portfolio, CharterSM Multi-Sector Bond Portfolio, CharterSM Small Cap Growth Portfolio, CharterSM Small Cap Value Portfolio, Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (constituting AXA Premier VIP Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

New York, New York

February 16, 2018

We have served as the auditor of one or more investment companies in the AXA FMG LLC — advised mutual fund complex since 1997.

AXA PREMIER VIP TRUST

DISCLOSURE REGARDING INVESTMENT MANAGEMENT AGREEMENT APPROVAL

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2017 (UNAUDITED)

At a meeting held on July 18-20, 2017, the Board of Trustees (the “Board”) of AXA Premier VIP Trust (the “Trust”), including those Trustees who are not parties to the Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved the renewal of the Investment Management Agreement (the “Agreement”) with AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Adviser”) with respect to the Portfolios listed, for an additional one-year term.

AXA Aggressive Allocation Portfolio

AXA Conservative Allocation Portfolio

AXA Conservative-Plus Allocation Portfolio

AXA Moderate Allocation Portfolio

AXA Moderate-Plus Allocation Portfolio

(collectively, the “AXA Allocation Portfolios”)

Target 2015 Allocation Portfolio

Target 2025 Allocation Portfolio

Target 2035 Allocation Portfolio

Target 2045 Allocation Portfolio

Target 2055 Allocation Portfolio

(collectively, the “Target Allocation Portfolios”)

CharterSM Aggressive Growth Portfolio

CharterSM Conservative Portfolio

CharterSM Growth Portfolio

CharterSM Moderate Growth Portfolio

CharterSM Moderate Portfolio

CharterSM Multi-Sector Bond Portfolio

CharterSM Small Cap Growth Portfolio

CharterSM Small Cap Value Portfolio

(collectively, the “Charter Portfolios”)

The Board noted that the renewal of the Agreement was last approved at a meeting held on September 21-22, 2016, by a predecessor board of trustees. The Board also noted that the Trust is an affiliated investment company of EQ Advisors Trust and 1290 Funds, both of which are also managed by the Adviser, and that all of the Board members also currently serve on the Boards of Trustees of EQ Advisors Trust and 1290 Funds. As part of management’s broader effort to coordinate and enhance the collective efficiency of the governance and oversight of the three registered investment companies in the fund complex, the predecessor board of trustees had recommended, and at a meeting held on March 28, 2017, the shareholders of the Trust had approved, a proposal to elect the same members who serve on the Boards of Trustees of EQ Advisors Trust and 1290 Funds to serve on the Board of the Trust, effective April 27, 2017.

In reaching its decision to renew the Agreement with respect to each Portfolio, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to each Portfolio, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the Adviser and its affiliates, including the investment performance of the Portfolio; (2) the level of the Portfolio’s management fee and the Portfolio’s expense ratios relative to those of peer funds; (3) the costs of the services to be provided by and the profits to be realized by the Adviser and its affiliates from their relationships with the Portfolio; (4) the anticipated effect of growth and size on the Portfolio’s performance and expenses, including any potential economies of scale and, if so, whether any such economies of scale are equitably shared with investors; and (5) “fall-out” benefits that may accrue to the Adviser and its affiliates (i.e., indirect benefits that the Adviser or its affiliates would not receive but for the existence of the Portfolios). In considering the Agreement, the Board did not identify any single factor or information as all-important or controlling, and each Trustee may have attributed different weight to each factor.

The Trustees noted their experience and familiarity with the Adviser and its operations gained from their service on the Boards of Trustees of EQ Advisors Trust and 1290 Funds. The Trustees also noted that, as a result of their service on the Boards of Trustees of EQ Advisors Trust and 1290 Funds, the Trustees were familiar with the funds-of-funds structure of the Portfolios of the Trust and with matters that may arise due to the structure of the Portfolios, as EQ Advisors Trust and 1290 Funds have series that, like the Portfolios of the Trust, operate as funds-of-funds managed by the Adviser, and other series of EQ Advisors Trust serve as underlying investment options for the Portfolios of the Trust. In considering the renewal of the Agreement, the Trustees took into account information (both written and oral) relating to the Adviser and to the funds-of-funds structure of the Portfolios of the Trust provided to them in their capacities as Trustees of EQ Advisors Trust and 1290 Funds. In addition, the Trustees noted that, in advance of the meeting at which the Board approved the renewal of the Agreement, the Trustees had a meeting with management at which management provided an overview of the Trust and its Portfolios and reviewed and discussed with the Trustees, and with independent legal counsel to the Independent Trustees, matters relating specifically to the Trust and its Portfolios, including the Adviser’s investment personnel, the Portfolios’ investment processes, asset allocations and investment performance, and related market analysis.

In connection with its deliberations, the Board also took into account information (both written and oral) provided to the Board, including its various committees, specifically in connection with the annual renewal process, which information included an extensive report prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of mutual fund industry data, as well as additional substantial material prepared by management. Broadridge provided its report directly to the Independent Trustees and included in its report comparative fee, expense and investment performance information for each Portfolio. Over the course of the year prior to the July 2017 meeting, the Independent Trustees, in their capacities as Trustees of EQ Advisors Trust and 1290 Funds and in consultation with their independent legal counsel, engaged in an extensive review of the materials provided by Broadridge (and its predecessor) in connection with prior meetings of the Boards of Trustees of EQ Advisors Trust and 1290 Funds at which the Trustees had considered the annual renewal of investment advisory arrangements for those two investment companies. The materials provided by Broadridge in connection with the July 2017 meeting included, for the series of all three investment companies in the fund complex, additional and updated information requested by the Independent Trustees as a result of this review. The additional material prepared by management generally included Portfolio-by-Portfolio information showing each Portfolio’s average net assets; management fees; expense ratios; expense limitation arrangements; investment performance (in addition to the performance information prepared by Broadridge); and profitability information, including information regarding the profitability of the Adviser’s operations on an overall Trust basis, as well as on a Portfolio-by-Portfolio basis. In addition, for each Portfolio, the Adviser provided separate materials describing the Portfolio’s investment performance over various time periods and the services provided and the fees charged with respect to the Portfolio, and discussing whether the Portfolio had performed as expected over time and other matters.

The Independent Trustees met in advance of the meeting at which the Board approved the renewal of the Agreement to review the information provided and communicated follow-up questions for management to address at the renewal meeting. The Independent Trustees also met in executive sessions during the meeting to discuss the Agreements and the information provided. When invited, management representatives attended portions of the executive sessions to review and discuss matters relating to the Agreement and to provide additional information requested by the Independent Trustees. At the meeting and during the portions of the executive sessions attended by management, the Independent Trustees and management engaged in extensive discussions regarding the Agreement. As noted below, as a result of these extensive discussions, the Adviser agreed (i) to implement revised fee rates and breakpoints in the management fee rate schedule for the AXA Allocation Portfolios and (ii) to implement revised fee rates and breakpoints in the administrative fee rate schedule for all of the Portfolios. The Independent Trustees were assisted by independent legal counsel prior to and during the meeting and during their deliberations regarding the Agreement, and also received from counsel materials addressing, among other things, the legal standards applicable to their consideration of the Agreement.

Although the Board approved the renewal of the Agreement for all of the Portfolios at the same Board meeting, the Board considered each Portfolio separately. In approving the renewal of the Agreement with respect to each Portfolio, each Trustee, including the Independent Trustees, on the basis of their business judgment after review of all information, determined that the management fee was fair and reasonable and that the renewal of the Agreement was in the best interests of the applicable Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors that the Board deemed relevant to its decision to renew the Agreement.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to each Portfolio and its investors by the Adviser and its affiliates. In addition to the investment performance and expense information discussed below, the Board considered the Adviser’s responsibilities with respect to each Portfolio, the Adviser’s experience in serving as the investment manager for each Portfolio and, based on the Board members’ service on the Boards of Trustees of EQ Advisors Trust and 1290 Funds, the Adviser’s experience in serving as the investment manager for portfolios of EQ Advisors Trust and 1290 Funds, including portfolios that, like the Portfolios of the Trust, are structured as funds-of-funds. The Board considered that the Adviser is responsible for, among other things, developing investment strategies for the Portfolios; making investment decisions for the Portfolios; monitoring and evaluating the performance of the Portfolios; monitoring the investment operations and composition of the Portfolios and, in connection therewith, monitoring compliance with the Portfolios’ investment objectives, policies and restrictions, as well as the Portfolios’ compliance with applicable law and the Trust’s compliance policies and procedures; placing orders for the purchase and sale of investments for the Portfolios; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters, where applicable; coordinating and managing the flow of information and communications relating to the Portfolios among the applicable parties; coordinating responses to regulatory agency inquiries relating to the operations of the Trust and coordinating litigation matters involving the Adviser and the Trust; and implementing Board directives as they relate to the Portfolios. The Board also considered information regarding the Adviser’s process for making investment decisions for the Portfolios, as well as information regarding the qualifications and experience of, and resources available to, the personnel who perform those functions with respect to the Portfolios. The Board further considered that the Adviser also provides the Trust with personnel, including Trust officers, in connection with carrying out its responsibilities and is responsible for coordinating the development of new initiatives and evaluating the impact of proposed products and services on the Trust and its assets. The Board also considered that the Adviser assumes significant entrepreneurial risk in sponsoring new Portfolios and that the Adviser also bears and assumes significant ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks, with respect to all Portfolios. The Board considered that the Adviser’s responsibilities with respect to all Portfolios include daily monitoring of investment, operational, enterprise, litigation, regulatory and compliance risks as they relate to the Portfolios. The Board also considered information regarding the Adviser’s ongoing risk management activities. The Board’s conclusion regarding the nature, quality and extent of the overall services provided by the Adviser also was based, in part, on the Trustees’ experience and familiarity, in their capacities as Trustees of EQ Advisors Trust and 1290 Funds, with the Adviser serving as the investment manager for portfolios of EQ Advisors Trust and 1290 Funds, including portfolios that, like the Portfolios of the Trust, are structured as funds-of-funds, and on periodic reports provided to the Trustees, in their capacities as Trustees of EQ Advisors Trust and 1290 Funds, regarding the services provided by the Adviser and its affiliates to those other portfolios.

In addition, the Board considered the allocation of Portfolio brokerage, including any allocations to broker-dealers affiliated with the Adviser. In this regard, the Board also considered the Adviser’s trading experience and received information regarding how the Adviser seeks to achieve “best execution” on behalf of a Portfolio, including a report by an independent portfolio trading analytical firm. The Board also considered the Portfolios’ Chief Compliance Officer’s evaluation of the Adviser’s compliance program, policies, and procedures, and any compliance matters involving the Adviser that had been brought to the Board members’ attention, including during the year in their capacities as Trustees of EQ Advisors Trust and 1290 Funds. The Board members also factored into their review their experience and familiarity, in their capacities as Trustees of EQ Advisors Trust and 1290 Funds, with the Adviser’s compliance program, policies, and procedures with respect to EQ Advisors Trust and 1290 Funds. In addition, the Board considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Adviser and reviewed information regarding the Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Portfolios. In this regard, the Board also received presentations about the policies and procedures adopted by the Adviser and the Trust to identify and mitigate potential conflicts of interest.

The Board also considered the benefits to investors from participation in an FMG LLC-sponsored mutual fund, including the benefits of investing in a fund that is part of a large family of funds offering a wide range of portfolios, advisers and investment styles. The Board likewise considered that investors have chosen to invest in FMG LLC-sponsored mutual funds. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Adviser and its affiliates provide to the Portfolios and their shareholders. In this regard, the Board members also noted their experience and familiarity, in their capacities as Trustees of EQ Advisors Trust, with the Adviser and its affiliates providing these services to the portfolios of EQ Advisors Trust and their shareholders. The Board also noted that, throughout the past year, the Adviser and its affiliates had continued or undertaken initiatives intended to enhance various aspects of the Trust’s and the Board’s operations and investors’ experience with the FMG LLC-sponsored mutual funds.

The Board also considered strategic and other actions taken by the Adviser in response to recent events within the mutual fund industry, including actions taken in response to financial regulatory reform and other regulatory initiatives, as well as other significant developments within the mutual fund industry. The Board also considered strategic and other actions taken by the Adviser in response to recent market conditions and considered the overall performance of the Adviser in this context. In this regard, among other things, the Board members requested and received, including throughout the past year in their capacities as Trustees of EQ Advisors Trust and 1290 Funds, information from the Adviser and various service providers on various topics impacting all mutual funds, including pricing and valuation of portfolio securities; liquidity risk management; cybersecurity; and new reporting and disclosure requirements for mutual funds. The Board noted that certain of these topics may present significant challenges for mutual funds and result in an increase in the responsibilities of mutual fund service providers, including the Adviser.

For purposes of evaluating the nature, quality and extent of the overall services provided to each Portfolio, the Board also took into account discussions with the Adviser about Portfolio investment performance. The Board also took into account discussions with the Adviser about the investment performance of series of EQ Advisors Trust that serve as underlying investment options for the Portfolios of the Trust that occurred at meetings of the Board of Trustees of EQ Advisors Trust throughout the year. The Board considered information regarding each Portfolio’s performance over various time periods on both an absolute basis and relative to an appropriate broad-based securities market index (“benchmark”), a peer group of other mutual funds deemed by Broadridge to be comparable to the Portfolio (“peer group”), and/or a custom blended index developed by the Adviser that comprises broad-based indexes (“blended benchmark”). The performance information generally included, among other information, annual total returns, average annual total returns, cumulative returns and/or rolling period total returns. The Board also considered Appendix A, which includes certain information provided to the Board regarding each Portfolio’s performance relative to a benchmark, a peer group, and/or a blended benchmark for the one-, three-, five- and ten-year periods, as applicable, and since inception periods ended March 31, 2017. The Board noted that this information supplemented other performance information provided to the Board in connection with the annual renewal process. The Board also considered information, provided directly by Broadridge, regarding each Portfolio’s performance over various time periods relative to a benchmark and peer groups.

The Board also factored into its evaluation of each Portfolio’s performance the limitations inherent in Broadridge’s methodology for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by Broadridge provided a useful measure of comparative performance.

In evaluating the Portfolios’ performance, the Board generally considered long-term performance to be more important than short-term performance and also took into account factors including general market conditions (including the amount of volatility in the market over the past year); the “style” in which the Portfolios are managed, as applicable, and whether that style is in or out of favor in the market; issuer-specific information; and fund cash flows. In this regard, the Board also noted how changes in time periods for performance calculations (e.g., whether a one-year period is from December to December or March to March) can impact a Portfolio’s returns and peer ranking on a relative basis. The Board also considered that variations in performance among a Portfolio’s operating classes reflect variations in class expenses, which result in lower performance for higher expense classes.

AXA Allocation Portfolios

With respect to the performance of the AXA Allocation Portfolios, the Board considered that each Portfolio operates as a fund-of-funds and invests in a combination of other mutual funds (underlying portfolios) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests.

With respect to the benchmark performance comparisons, the Board took into account each Portfolio’s current allocation target (that is, the approximate percentage of a Portfolio’s assets allocated to equity securities or fixed income securities through its investments in underlying portfolios) and compared each Portfolio’s performance to the performance of the S&P 500 Index and/or the Bloomberg Barclays U.S. Intermediate Government Bond Index, accordingly.

The Board factored into its evaluation of each AXA Allocation Portfolio’s performance the limitations inherent in comparing the performance of asset allocation funds, such as the Portfolios, which may invest in equity and debt securities, to the performance of a benchmark that consists entirely of equity or debt securities and to the performance of a peer group that includes funds that may allocate their assets between equity and debt securities in different percentages over time than the Portfolios and among other asset classes. In this respect, the Board noted that, for each Portfolio, the Adviser had developed and implemented a custom blended benchmark that comprises broad-based indexes and has weighted levels of exposure to both equity and debt securities. The Board considered each Portfolio’s blended benchmark in evaluating the Portfolio’s performance. The Board further considered that the underlying portfolios in which each Portfolio invests may employ a tactical volatility management strategy that is intended to reduce the volatility associated with investing in equity securities and to produce more favorable risk-adjusted returns over extended market cycles. The Board noted that the funds in each Portfolio’s peer group may or may not employ a tactical volatility management strategy.

The Board and the Adviser discussed the performance of each AXA Allocation Portfolio in detail, including whether each Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its peer group, benchmark, and/or blended benchmark, as well as actions being taken to enhance that Portfolio’s performance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement and that, after considering all relevant factors, it can reach a decision to renew the Agreement notwithstanding a Portfolio’s underperformance.

Based on its review and the explanations provided by the Adviser regarding the performance of each AXA Allocation Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s continued management of the Portfolio.

Target Allocation Portfolios

With respect to the performance of the Target Allocation Portfolios, the Board considered that each Portfolio operates as a fund-of-funds and invests in a combination of other mutual funds (underlying portfolios) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests.

The Board factored into its evaluation of each Target Allocation Portfolio’s performance the limitations inherent in comparing the performance of time-weighted asset allocation funds, such as the Portfolios, which may invest in equity and debt securities, to the performance of a peer group that includes funds that may allocate their assets between equity and debt securities in different percentages over time than the Portfolios and among other asset classes. The Board also factored into its evaluation of each Target Allocation Portfolio’s performance that, although the Portfolio’s benchmark may correspond to a particular target retirement date, it may have levels of exposure to equity and debt securities that vary from the Portfolio’s asset allocation over time. The Board also took note of the relatively small size of each Target Allocation Portfolio and the likely impact that a Portfolio’s size has on its expenses and performance. The Board also noted that the Target 2055 Allocation Portfolio had only a short operating history on which to evaluate performance.

The Board and the Adviser discussed the performance of each Target Allocation Portfolio in detail, including whether each Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its peer group and/or benchmark, as well as actions being taken to enhance that Portfolio’s performance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement and that, after considering all relevant factors, it can reach a decision to renew the Agreement notwithstanding a Portfolio’s underperformance.

Based on its review and the explanations provided by the Adviser regarding the performance of each Target Allocation Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s continued management of the Portfolio.

Charter Portfolios

With respect to the performance of the Charter Portfolios, the Board considered that each Portfolio currently operates as a fund-of-funds and invests in securities of other mutual funds and in exchange-traded securities of other investment companies or investment vehicles (referred to collectively as underlying portfolios) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests.

The Board noted, however, that prior to April 18, 2014 (the “Conversion Date”) each of the CharterSM Multi-Sector Bond, CharterSM Small Cap Growth and CharterSM Small Cap Value Portfolios had different investment policies and operated as a multimanager fund by allocating its assets among multiple investment advisers who managed their allocated portions of a Portfolio using different but complimentary investment strategies. The Board noted that the performance information that had been provided to the Board for each Portfolio reflected the Portfolio’s operation as a multimanager fund prior to the Conversion Date and may have been different if the Portfolio had historically been managed as a fund-of-funds using its current investment policies and strategies.

In evaluating the performance of the CharterSM Small Cap Growth and CharterSM Small Cap Value Portfolios, the Board considered that it had instructed the Adviser to monitor these Portfolios especially closely.

The Board and the Adviser discussed the performance of each Charter Portfolio in detail, including whether the Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its peer group, benchmark, and/or blended benchmark, as applicable, as well as actions being taken to enhance that Portfolio’s performance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement and that, after considering all relevant factors, it can reach a decision to renew the Agreement notwithstanding a Portfolio’s underperformance.

Based on its review and the explanations provided by the Adviser regarding the performance of each Charter Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s continued management of the Portfolio.

All Portfolios

Based on its review, the Board determined, with respect to each Portfolio, that the nature, quality and extent of the overall services provided by the Adviser and its affiliates were appropriate for the Portfolio in light of its investment objectives and, thus, supported a decision to approve the renewal of the Agreement.

Expenses

The Board considered each Portfolio’s management fee in light of the nature, quality and extent of the overall services provided by the Adviser. The Board also reviewed comparative fee and expense information for each Portfolio provided to the Board by Broadridge. The information provided by Broadridge included an analysis of how each Portfolio’s contractual management fee, actual management fee, other expense components, and total expense ratio compared with those of peer groups of other mutual funds selected by Broadridge as constituting an appropriate expense comparison for the Portfolio (a Portfolio’s “Broadridge category”). For each Portfolio, Broadridge provided information on the Portfolio’s contractual management fee in comparison with the contractual management fee that would have been charged by other funds within a Broadridge category assuming the other funds were similar in size to the Portfolio, as well as information on the Portfolio’s actual management fee and total expense ratio in comparison with those of other funds within a Broadridge category. The management fee analysis includes within such fee any separate administrative fee paid by a fund, including the administrative fee a Portfolio paid to the Adviser in its capacity as administrator for the Portfolio. The contractual management fee analysis does not take into account any fee reimbursements or waivers, whereas the actual management fee analysis does take into account any management (including any administrative) fee reimbursements or waivers that benefit a fund. The total expense ratio represents a fund’s total net operating expenses and takes into account any expense reimbursements or fee waivers that benefit a fund. Broadridge provided, and the Board considered, total expense ratio comparisons both including and excluding any 12b-1 or non 12b-1 service fees and fees and expenses of any underlying funds in which a fund invests.

The Broadridge expense data was based upon historical information taken from each Portfolio’s audited annual report for the period ended December 31, 2016. Broadridge provided expense data for Class B shares of each Portfolio. The Board reviewed the expense data for Class B shares as a proxy for all of a Portfolio’s operational share classes. In this regard, the Board noted that the expenses for a Portfolio’s Class B shares are generally equal to the expenses for a Portfolio’s Class A shares (as applicable) and higher than the expenses for a Portfolio’s Class K shares (as applicable) and that the expense comparisons may differ for different classes. Portfolio-specific contractual management fee and total expense ratio comparisons are provided below. The total expense ratio comparisons exclude any 12b-1 or non 12b-1 service fees and fees and expenses of any underlying funds in which a fund invests.

The Board factored into its evaluation of each Portfolio’s fees and expenses the limitations inherent in Broadridge’s methodology for developing and constructing Broadridge categories and for determining, from year to year, which mutual funds should be included in which Broadridge categories, among other things. The Board recognized these inherent limitations and, taking into account commentary and supporting data presented by management, also recognized that comparisons between a Portfolio and other mutual funds in a Broadridge category may not be particularly relevant, given that in some cases a Portfolio may exhibit notable differences (for example, in its objective(s), management techniques, and operating structure) when compared to other mutual funds in a Broadridge category. The Board also noted that the number of mutual funds included in a Broadridge category may be relatively small and may differ significantly from category to category and from year to year and that the constituent mutual funds included in a Broadridge category (as well as their respective management/administrative fees and total expense ratios) also may differ from year to year, which can limit the relevance of the comparisons. Nonetheless, the Board believed that the independent analysis conducted by Broadridge assisted the Board in evaluating the reasonableness of each Portfolio’s management fee and total expense ratio. The Board also considered that all fees and expenses of each Portfolio are explicitly disclosed in Portfolio offering documents.

The Board also considered each Portfolio’s management fee rate relative to the management fee rates of other portfolios managed by the Adviser that, like the Portfolios, are structured as funds-of-funds, and noted that differences in the level of the fees reflected differences between a Portfolio and other funds-of-funds managed by the Adviser.

The Board further considered that the management fee rate schedule for each of the AXA Allocation Portfolios includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for all of the Portfolios aggregates the assets managed by the Adviser in these Portfolios and in certain funds-of-funds portfolios of EQ Advisors Trust, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective management and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to make payments or waive all or a portion of its management, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in its prospectus. In this regard, the Board also noted that each Portfolio’s expense limitation arrangement includes the fees and expenses of the underlying portfolios in which the Portfolio invests and, thus, such fees and expenses would not cause a Portfolio’s annual operating expenses to exceed its expense limitation.

AXA Allocation Portfolios

The Board considered that the contractual management fee for each Portfolio was at (in the case of the AXA Moderate Allocation Portfolio) or above the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class B shares of each Portfolio was above the median for the Portfolio’s respective Broadridge category.

The Board also noted that, as a result of the expense limitation arrangement described above, the actual management fee for the AXA Conservative Allocation Portfolio was lower than the Portfolio’s contractual management fee.

The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had agreed, effective September 1, 2017, (i) to implement revised fee rates and breakpoints in the Portfolios’ management fee rate schedule that are expected to lower each Portfolio’s management fee at current or higher asset levels, and (ii) to implement revised fee rates and breakpoints in the Portfolios’ administrative fee rate schedule that are expected to lower the Portfolios’ administrative fees at current or higher asset levels.

Based on its review, the Board determined, with respect to each AXA Allocation Portfolio, that the Adviser’s management fee is fair and reasonable.

Target Allocation Portfolios

The Board considered that the contractual management fee for the Target 2015 Allocation Portfolio was below the median for the Portfolio’s Broadridge category. The Board also considered that the total expense ratio for the Class B shares of the Portfolio was above (but within five basis points of) the median for the Portfolio’s Broadridge category.

The Board considered that the contractual management fee for each of the Target 2025 Allocation, Target 2045 Allocation and Target 2055 Allocation Portfolios was at the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class B shares of each Portfolio was above the median for the Portfolio’s respective Broadridge category.

The Board considered that the contractual management fee for the Target 2035 Allocation Portfolio was above the median for the Portfolio’s Broadridge category. The Board also considered that the total expense ratio for the Class B shares of the Portfolio was above the median for the Portfolio’s Broadridge category.

In evaluating the reasonableness of the Portfolios’ contractual management fees, the Board noted that the Portfolios’ Broadridge categories included only a very small number of constituent mutual funds. As a result, the Board believed the independent analysis conducted by Broadridge provided only a limited basis for evaluating the Portfolios’ contractual management fees. In this regard, the Board further noted that, notwithstanding the different outcomes relative to median stated above, all of the Portfolios are subject to the same management fee rate and administrative fee rate schedule and have the same contractual management fee for purposes of the management fee analysis.

The Board also took note of the relatively small size of each Portfolio and the likely impact that a Portfolio’s size has on its expenses.

The Board also noted that, as a result of the expense limitation arrangement described above, the actual management fee for each Portfolio was lower than the Portfolio’s contractual management fee.

The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had agreed, effective September 1, 2017, to implement revised fee rates and breakpoints in the Portfolios’ administrative fee rate schedule that are expected to lower the Portfolios’ administrative fees at current or higher asset levels.

Based on its review, the Board determined, with respect to each Target Allocation Portfolio, that the Adviser’s management fee is fair and reasonable.

Charter Portfolios

The Board considered that the contractual management fee for each of the CharterSM Multi-Sector Bond, CharterSM Small Cap Growth and CharterSM Small Cap Value Portfolios was below the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class B shares of the CharterSM Multi-Sector Bond Portfolio was below the median for the Portfolio’s Broadridge category and the total expense ratio for the Class B shares of each of the CharterSM Small Cap Growth and CharterSM Small Cap Value Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category. The Board noted that, due to the limited number of comparable funds-of-funds, the Portfolios’ Broadridge categories included funds that do not operate as funds-of-funds. The Board noted that funds, like the Portfolios, that operate as funds-of-funds typically have lower management fees than funds that do not operate as funds-of-funds due to the different services performed by an investment manager in managing funds-of-funds.

The Board considered that the contractual management fee for each of the CharterSM Aggressive Growth, CharterSM Conservative, CharterSM Growth, CharterSM Moderate Growth and CharterSM Moderate Portfolios was above the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class B shares of each Portfolio was above the median for the Portfolio’s respective Broadridge category.

The Board also noted that, as a result of the expense limitation arrangement described above, the actual management fee for each Portfolio was lower than the Portfolio’s contractual management fee.

The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had agreed, effective September 1, 2017, to implement revised fee rates and breakpoints in the Portfolios’ administrative fee rate schedule that are expected to lower the Portfolios’ administrative fees at current or higher asset levels.

Based on its review, the Board determined, with respect to each Charter Portfolio, that the Adviser’s management fee is fair and reasonable.

Profitability and Costs

The Board also considered the level of profits realized by the Adviser and its affiliates in connection with the operation of each Portfolio. In this respect, the Board reviewed profitability information setting forth the overall profitability of the Trust to the Adviser and its affiliates, as well as the Adviser’s and its affiliates’ profits in providing management and other services to each of the individual Portfolios during the 12-month period ended December 31, 2016, which was the most recent fiscal year for the Adviser.

In reviewing the analysis, attention was given to the methodology followed in allocating costs to each Portfolio, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Adviser’s and its affiliates’ cost accounting and other appropriate adjustments, the cost allocation methodology (which includes the expenses attributable to the services that AXA Equitable Life Insurance Company provides to support the Adviser in its role as investment manager and administrator for the Portfolios) was consistent with that followed in the profitability report presentations for the series of EQ Advisors Trust and 1290 Funds made this year and in prior years to the Board members in their capacities as Trustees of EQ Advisors Trust and 1290 Funds. In this regard, the Adviser also advised the Board that the cost allocation methodology was consistent with that followed in the profitability report presentations for the Portfolios made in prior years to the predecessor board of trustees. The Board also took into account management’s ongoing costs and expenditures in providing and improving services for the Portfolios, as well as the need to meet additional regulatory and compliance requirements resulting from changes in rules and other regulations and to adapt to other challenges impacting the mutual fund industry. In addition, the Board considered information prepared by management and from third party sources comparing the profitability of the Adviser on an overall basis to the profitability of other publicly held asset managers (including asset managers similar to the Adviser).

Based on its consideration of the factors above, the Board determined that the level of profits realized by the Adviser from providing services to each Portfolio was not excessive in view of the nature, quality and extent of services provided.

Economies of Scale

The Board also considered whether economies of scale or efficiencies are realized by the Adviser as the Portfolios grow larger and the extent to which this is reflected in the level of management and administrative fees charged. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any realized economies of scale or efficiencies may be shared with portfolios and their shareholders in a variety of ways, including: (i) breakpoints in the management fee or other fees so that a portfolio’s effective fee rate declines as the portfolio grows in size, (ii) subsidizing a portfolio’s expenses by making payments or waiving all or a portion of the management fee or other fees so that the portfolio’s total expense ratio does not exceed certain levels, (iii) setting the management fee or other fees so that a portfolio is priced to scale, which assumes that the portfolio has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that the manager and its affiliates provide to a portfolio and its shareholders. The Board noted that the management fee rate schedule for the AXA Allocation Portfolios includes breakpoints that reduce the fee rate as Portfolio assets increase above certain levels. In this connection, the Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had agreed, effective September 1, 2017, to implement revised fee rates and breakpoints in the management fee rate schedule for the AXA Allocation Portfolios, as noted above. The Board also noted that the administrative fee rate schedule for all of the Portfolios aggregates the assets managed by the Adviser in these Portfolios and in certain funds-of-funds portfolios of EQ Advisors Trust and includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. In this connection, the Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had agreed, effective September 1, 2017, to implement revised fee rates and breakpoints in the administrative fee rate schedule for all of the Portfolios, as noted above. The Board also considered that, as funds-of-funds that indirectly bear the expenses charged by the underlying portfolios in which they invest, the Portfolios would benefit from any breakpoints in the management and/or administrative fee rate schedules for the underlying portfolios, in particular the underlying portfolios managed by the Adviser. The Board also noted that, although the management fees for the Target Allocation Portfolios and the Charter Portfolios do not include breakpoints, the Adviser was subsidizing each of the Portfolios’ expenses by making payments or waiving all or a portion of its management, administrative and other fees so that the Portfolio’s total expense ratios do not exceed certain contractual levels as set forth in its prospectus. In addition, the Board considered that the Adviser shares any realized economies of scale with the Portfolios in other ways, which may include setting the management or other fees for a Portfolio so that they are priced to scale. The Board considered that the effect of this pricing strategy is that the Adviser could lose money in the early stages of a Portfolio’s operation (and bear the risk that the Portfolio will never become profitable), while shareholders of the Portfolio receive the benefit of economies of scale that the Adviser expects the Portfolio will achieve as it grows. The Board further considered that the Adviser shares any realized economies of scale with the Portfolios through reinvestment in, and enhancements to, the services that the Adviser and its affiliates provide to the Portfolios and their shareholders, such as hiring additional personnel and providing additional resources in areas relating to management and administration of the Portfolios. Based on its consideration of the factors above, the Board concluded that there was a reasonable sharing of any realized economies of scale or efficiencies under the management and administrative fee schedules at the present time.

Fall-Out and Other Benefits

The Board also considered the extent to which fall-out benefits may accrue to the Adviser and its affiliates. In this connection, the Board considered several possible fall-out benefits and other types of benefits, including the following. The Board noted that the Adviser also serves as the administrator for the Portfolios and receives compensation for acting in this capacity. The Board also recognized that AXA Distributors, LLC, an affiliate of the Adviser, serves as the underwriter for the Trust and receives from the Portfolios payments pursuant to Rule 12b-1 plans with respect to their Class A and Class B shares to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Adviser and may, from time to time, receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, are consistent with seeking best execution. The Board also recognized that the Portfolios invest in other (underlying) portfolios managed by the Adviser and advised by sub-advisers that may be affiliated with the Adviser and that these underlying portfolios pay management and administrative fees to the Adviser, who may in certain cases pay sub-advisory fees to an affiliated sub-adviser, and pay distribution fees to the Adviser’s distribution affiliate. The Board also noted that the Adviser’s affiliated insurance companies, as depositors of the insurance company separate accounts investing in the Portfolios, receive certain significant tax benefits associated with such investments as well as other potential benefits. The Board also considered that the Portfolios are offered as investment options through variable insurance contracts offered and sold by the Adviser’s affiliated insurance companies and that the performance of each Portfolio may impact, positively or negatively, each insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Adviser’s affiliated insurance companies and AXA Distributors, LLC receive compensation, which may include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts. The Board also considered that certain Portfolios are subject to certain investment controls that are designed to reduce volatility for investors and that may benefit both investors and the Adviser and its affiliates (including by making it easier for the insurance companies to hedge their risks under the guarantees). Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to the Adviser are fair and reasonable.

Appendix A

The Board noted that the following information regarding each Portfolio’s performance relative to a benchmark, a peer group, and/or a blended benchmark for the one-, three-, five- and ten-year periods, as applicable, and since inception periods ended March 31, 2017, supplemented other performance information (including performance based on rolling time periods) provided to the Board in connection with the annual renewal process. The performance results may differ from the performance results for more recent periods. The performance results do not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts, which would reduce the performance results.

AXA Premier VIP Trust Performance Summary

For the period ended March 31, 2017

	Annualized
Asset Allocation Portfolios	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
AXA Conservative Allocation - A	07/31/2003	3.05	2.05	2.62	2.81	3.72
AXA Conservative Allocation - B	07/31/2003	3.05	2.05	2.62	2.68	3.56
AXA Conservative Allocation - K	08/28/2012	3.20	2.27			2.88

Lipper Mixed-Asset Target Allocation Conservative Funds		6.31	3.18	4.58	4.35	5.44

S&P 500 Index		17.17	10.37	13.30	7.51	8.79

Bloomberg Barclays Intermediate U.S. Government Index		(0.67)	1.55	1.23	3.32	3.28
66% BB Barc Intmd U.S. Govt / 5% MSCI EAFE / 4% S&P 400 / 10% S&P 500 / 1% Russell 2000 / 14% BofA ML 3-Mo U.S. T Bill		2.86	2.64	3.15	3.78	4.30
AXA Conservative-Plus Allocation - A	07/31/2003	6.12	2.97	4.41	3.21	4.51
AXA Conservative-Plus Allocation - B	07/31/2003	6.23	3.01	4.43	3.09	4.36
AXA Conservative-Plus Allocation - K	11/30/2011	6.50	3.26	4.69		5.42

Lipper Mixed-Asset Target Allocation Conservative Funds		6.31	3.18	4.58	4.35	5.44

S&P 500 Index		17.17	10.37	13.30	7.51	8.79

Bloomberg Barclays Intermediate U.S. Government Index		(0.67)	1.55	1.23	3.32	3.28
50% BB Barc Intmd U.S. Govt / 10% MSCI EAFE / 8% S&P 400 / 18% S&P 500 / 4% Russell 2000 / 10% BofA ML 3-Mo U.S. T Bill		6.45	3.89	5.24	4.60	5.63

	Annualized
Asset Allocation Portfolios	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
AXA Moderate Allocation - A	01/27/1986	7.72	3.27	5.18	3.22	7.63
AXA Moderate Allocation - B	07/08/1998	7.69	3.26	5.16	3.10	4.13
AXA Moderate Allocation - K	11/30/2011	7.91	3.50	5.42		6.31

Lipper Mixed-Asset Target Allocation Moderate Funds		9.07	4.24	6.64	4.99	7.56

S&P 500 Index		17.17	10.37	13.30	7.51	10.56

Bloomberg Barclays Intermediate U.S. Government Index		(0.67)	1.55	1.23	3.32	5.72
42% BB Barc Intmd U.S. Govt / 15% MSCI EAFE / 9% S&P 400 / 20% S&P 500 / 6% Russell 2000 / 8% BofA ML 3-Mo U.S. T Bill		8.16	4.25	6.10	4.79	N/A
AXA Moderate-Plus Allocation - A	07/31/2003	11.28	4.28	7.06	3.67	6.10
AXA Moderate-Plus Allocation - B	07/31/2003	11.17	4.28	7.04	3.54	5.94
AXA Moderate-Plus Allocation - K	11/30/2011	11.45	4.54	7.30		8.55

Lipper Mixed-Asset Target Allocation Growth Funds		11.09	4.89	7.91	5.47	7.22

S&P 500 Index		17.17	10.37	13.30	7.51	8.79

Bloomberg Barclays Intermediate U.S. Government Index		(0.67)	1.55	1.23	3.32	3.28
25% BB Barc Intmd U.S. Govt / 20% MSCI EAFE / 12% S&P 400 / 28% S&P 500 / 10% Russell 2000 / 5% BofA ML 3-Mo U.S. T Bill		11.95	5.40	8.15	5.38	7.34
AXA Aggressive Allocation - A	07/31/2003	14.49	5.26	8.85	3.86	6.61
AXA Aggressive Allocation - B	07/31/2003	14.48	5.23	8.85	3.73	6.44
AXA Aggressive Allocation - K	11/30/2011	14.66	5.49	9.12		10.71

Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		14.94	5.32	8.75	4.57	7.07

S&P 500 Index		17.17	10.37	13.30	7.51	8.79

Bloomberg Barclays Intermediate U.S. Government Index		(0.67)	1.55	1.23	3.32	3.28
8% BB Barc Intmd U.S. Govt / 25% MSCI EAFE / 14% S&P 400 / 39% S&P 500 / 12% Russell 2000 / 2% BofA ML 3-Mo U.S. T Bill		15.62	6.57	10.19	5.81	8.34
Charter Alternative 100 Moderate - B	10/30/2013	8.60	(0.12)			0.25

Lipper Alternative Other Funds		8.53	2.35			2.79

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index		0.36	0.17			0.16

S&P 500 Index		17.17	10.37			11.28
Charter Conservative - B	10/30/2013	6.91	2.03			2.28

Lipper Mixed-Asset Target Allocation Conservative Funds		6.31	3.18			3.56

Dow Jones Moderately Conservative Portfolio Index		5.59	3.43			3.71
20% MSCI ACWI (Net) / 50% Bloomberg Barclays Intmd U.S. Govt/Cr / 25% BofA ML Global Broad Mkt ex. U.S. / 5% BofA ML 3-Mo U.S. T Bill		2.09	1.45			1.58
Charter Moderate - B	10/30/2013	8.65	2.30			2.63

Lipper Mixed-Asset Target Allocation Conservative Funds		6.31	3.18			3.56

Dow Jones Moderately Conservative Portfolio Index		5.59	3.43			3.71

35% MSCI ACWI (Net) / 37% Bloomberg Barclays Intmd U.S. Govt/Cr / 18% BofA ML Global Broad Mkt ex. U.S. / 10% BofA ML 3-Mo U.S. T Bill		4.54	2.18			2.36

	Annualized
Asset Allocation Portfolios	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Charter Moderate Growth - B	10/30/2013	9.86	2.54			2.97

Lipper Mixed-Asset Target Allocation Moderate Funds		9.07	4.24			4.87

Dow Jones Moderate Portfolio Index		9.79	4.72			5.12
45% MSCI ACWI (Net) / 27% Bloomberg Barclays Intmd U.S. Govt/Cr / 13% BofA ML Global Broad Mkt ex. U.S. / 15% BofA ML 3-Mo U.S. T Bill		6.20	2.63			2.86
Charter Growth - B	10/30/2013	11.36	2.42			2.89

Lipper Mixed-Asset Target Allocation Moderate Funds		9.07	4.24			4.87

Dow Jones Moderately Aggressive Portfolio Index		13.69	5.65			6.18
55% MSCI ACWI (Net) / 17% Bloomberg Barclays Intmd U.S. Govt/Cr / 8% BofA ML Global Broad Mkt ex. U.S. / 20% BofA ML 3-Mo U.S. T Bill		7.89	3.08			3.34
Charter Aggressive Growth - B	10/30/2013	12.96	2.31			2.92

Lipper Mixed-Asset Target Allocation Growth Funds		11.09	4.89			5.68

Dow Jones Moderately Aggressive Portfolio Index		13.69	5.65			6.18
65% MSCI ACWI (Net) / 7% Bloomberg Barclays Intmd U.S. Govt/Cr / 3% BofA ML Global Broad Mkt ex. U.S. / 25% BofA ML 3-Mo U.S. T Bill		9.59	3.51			3.82
Charter Income Strategies - B	10/30/2013	7.15	2.71			3.11

Lipper Flexible Portfolio Funds		8.94	2.85			3.41

Bloomberg Barclays U.S. Aggregate Bond Index		0.44	2.68			2.61
25% MSCI ACWI (Net) Index / 50% Bloomberg Barclays U.S. Aggregate Bond Index / 25% BofA ML 3-Month U.S. Treasury Bill Index		3.94	2.76			2.83
Charter Interest Rate Strategies - B	10/30/2013	8.52	2.14			2.42

Lipper Flexible Portfolio Funds		8.94	2.85			3.41

Bloomberg Barclays U.S. Aggregate Bond Index		0.44	2.68			2.61
25% MSCI ACWI (Net) Index / 50% Bloomberg Barclays U.S. Aggregate Bond Index / 25% BofA ML 3-Month U.S. Treasury Bill Index		3.94	2.76			2.83
Charter International Moderate - B	10/30/2013	6.32	0.73			1.02

Lipper Flexible Portfolio Funds		8.94	2.85			3.41

BofA Merrill Lynch Global Broad Market ex. U.S. Index		(4.09)	(2.72)			(2.27)
35% MSCI ACWI ex. USA (Net) Index / 55% BofA ML Global Broad Market ex. U.S. Index / 10% BofA ML 3-Month U.S. Treasury Bill Index		2.20	(1.12)			(0.82)
Charter Multi-Sector Bond - A	01/02/1987	1.55	1.42	1.65	0.51	5.27
Charter Multi-Sector Bond - B	10/02/1996	1.81	1.42	1.70	0.41	2.32
Charter Multi-Sector Bond - K	08/25/2011	1.80	1.77	1.96		2.19

Lipper Core Plus Bond Funds		2.69	2.72	3.00	4.30	6.10

Bloomberg Barclays Intermediate U.S. Government/Credit Index		0.42	2.01	1.88	3.76	5.82

	Annualized
Asset Allocation Portfolios	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Charter Real Assets - B	10/30/2013	8.76	(0.43)			(0.34)

Lipper Alternative Other Funds		8.53	2.35			2.79

Bloomberg Barclays World Government Inflation-linked Bond Index		6.60	5.32			4.57
30% Bloomberg Barclays World Government Inflation-linked Bond Index / 70% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index		2.23	1.72			1.49
Charter Small Cap Growth - A	01/22/2008	22.48	2.28	8.80		6.07
Charter Small Cap Growth - B	12/01/1998	22.51	2.27	8.80	3.65	6.43

Lipper Small-Cap Growth Funds		22.68	5.78	10.84	7.58	7.95

Russell 2000 Growth Index		23.03	6.72	12.10	8.06	6.92
Charter Small Cap Value - A	10/02/2002	22.63	0.99	8.81	3.26	7.66
Charter Small Cap Value - B	01/01/1998	22.61	0.98	8.81	3.13	5.98

Lipper Small-Cap Value Funds		22.78	6.88	12.05	6.71	10.15

Russell 2000 Value Index		29.37	7.62	12.54	6.09	8.54
Target 2015 Allocation - B	08/31/2006	7.96	3.01	5.36	2.86	3.59
Target 2015 Allocation - K	11/30/2011	8.23	3.27	5.63		6.69

Lipper Mixed-Asset Target 2015 Funds		9.07	4.10	6.23	4.43	4.98

S&P 500 Index		17.17	10.37	13.30	7.51	8.07

Bloomberg Barclays U.S. Aggregate Bond Index		0.44	2.68	2.34	4.27	4.39

MSCI EAFE Index		11.67	0.50	5.83	1.05	2.34

S&P Target Date 2015 Index		7.94	4.47	6.08	4.65	5.19
Target 2025 Allocation - B	08/31/2006	11.12	4.23	7.07	3.43	4.19
Target 2025 Allocation - K	11/30/2011	11.40	4.49	7.34		8.64

Lipper Mixed-Asset Target 2025 Funds		10.69	4.70	7.29	4.33	4.95

S&P 500 Index		17.17	10.37	13.30	7.51	8.07

Bloomberg Barclays U.S. Aggregate Bond Index		0.44	2.68	2.34	4.27	4.39

MSCI EAFE Index		11.67	0.50	5.83	1.05	2.34

S&P Target Date 2025 Index		10.41	5.15	7.42	5.01	5.66
Target 2035 Allocation - B	08/31/2006	12.74	4.81	7.99	3.69	4.50
Target 2035 Allocation - K	11/30/2011	13.03	5.05	8.26		9.72

Lipper Mixed-Asset Target 2035 Funds		13.17	5.29	8.32	3.87	4.57

S&P 500 Index		17.17	10.37	13.30	7.51	8.07

Bloomberg Barclays U.S. Aggregate Bond Index		0.44	2.68	2.34	4.27	4.39

MSCI EAFE Index		11.67	0.50	5.83	1.05	2.34

S&P Target Date 2035 Index		12.51	5.74	8.49	5.16	5.90

	Annualized
Asset Allocation Portfolios	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Target 2045 Allocation - B	08/31/2006	14.19	5.19	8.79	3.77	4.65
Target 2045 Allocation - K	11/30/2011	14.47	5.46	9.06		10.70

Lipper Mixed-Asset Target 2045 Funds		14.13	5.54	8.91	4.00	4.78

S&P 500 Index		17.17	10.37	13.30	7.51	8.07

Bloomberg Barclays U.S. Aggregate Bond Index		0.44	2.68	2.34	4.27	4.39

MSCI EAFE Index		11.67	0.50	5.83	1.05	2.34

S&P Target Date 2045 Index		13.90	6.09	9.16	5.23	6.02
Target 2055 Allocation - B	04/30/2015	15.64				4.51
Target 2055 Allocation - K	04/30/2015	15.91				4.78

Lipper Mixed-Asset Target 2055+ Funds		13.98				3.91

S&P 500 Index		17.17				9.06

Bloomberg Barclays U.S. Aggregate Bond Index		0.44				1.44

MSCI EAFE Index		11.67				(0.83)

S&P Target Date 2055 Index		14.85				5.47

Federal Income Tax Information (Unaudited)

For the year ended December 31, 2017, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, and long-term capital gain dividends for the purpose of the dividend paid deduction on its Federal income tax return were as follows:

Portfolios:	70% Dividend Received Deduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
AXA Conservative Allocation	20.67%	$76,026	$958,443	$29,759,889
AXA Conservative-Plus Allocation	34.61	221,948	2,818,747	43,845,074
AXA Moderate Allocation	37.77	1,909,381	24,095,998	264,820,635
AXA Moderate-Plus Allocation	47.73	3,053,315	38,759,048	403,775,939
AXA Aggressive Allocation	57.80	1,437,847	18,034,574	110,652,014
CharterSM Conservative	11.91	3,297	34,019	132,767
CharterSM Moderate	18.33	6,229	63,820	195,457
CharterSM Moderate Growth	25.90	5,768	60,245	219,962
CharterSM Growth	34.17	3,931	40,548	236,882
CharterSM Aggressive Growth	37.63	2,269	23,464	82,309
CharterSM Multi-Sector Bond	0.01	—	—	—
CharterSM Small Cap Growth	13.07	—	—	1,956,741
CharterSM Small Cap Value	53.98	—	—	—
Target 2015 Allocation	31.10	15,029	156,792	1,491,904
Target 2025 Allocation	45.46	63,369	664,138	1,999
Target 2035 Allocation	57.15	55,818	586,005	1,340
Target 2045 Allocation	64.74	47,736	501,052	1,425
Target 2055 Allocation	67.78	8,778	92,676	—

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board is responsible for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with federal and state law as well as the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees of the Trust are identified in the table below along with information as to their principal business occupations held during the last five years and certain other information.

The Trustees

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas New York, New York 10104 (1958)	Trustee, President and Chief Executive Officer	Trustee from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present; and Chairman of the Board from September 2004 through September 2017	From May 2011 to present, Chairman of the Board, Chief Executive Officer and President, FMG LLC; from April 2017 to present, Senior Vice President and Chief Investment Officer of AXA Financial, Inc.; from April 2017 to present, Chief Investment Officer and from September 1999 to present, Managing Director, AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s FMG unit; from July 2004 to October 2013, Senior Vice President, MONY Life Insurance Company; from April 2017 to present, Senior Vice President and Chief Investment Officer, MONY Financial Services, Inc.; from April 2017 to present, Senior Vice President and Chief Investment Officer and from July 2004 to April 2017, Senior Vice President, MONY Life Insurance Company of America; from April 2017 to present, Senior Vice President and Chief Investment Officer, PlanConnect, LLC; from July 2004 to present, Director, MONY Capital Management, Inc., and Director and President, 1740 Advisers, Inc; from July 2004 to January 2011, Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management; from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited; and from November 2005 to present, Director MONY International Holdings, LLC.	121	None

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Independent Trustees
Mark A. Barnard c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1949)	Trustee	From April 2017 to present	From 1995 to 1998, Manager of Private Investments, from 1998 to 2001, Director of Private Investments, and from 2001 to 2016, Managing Director — Private Investments, Howard Hughes Medical Institute; from 1985 to 1992, Assistant Director of Real Estate, and from 1992 to 1995, Associate Director of Real Estate, Massachusetts Institute of Technology.	121	None.
Thomas W. Brock c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1947)	Trustee	From April 2017 to present	From June 2016 to May 2017, Director, President and Chief Executive Officer, and from January 2016 to June 2016, Director and interim President and Chief Executive Officer, Silver Bay Realty Trust Corp.; from 2006 to 2012, Chief Executive Officer and Co-Founder of Stone Harbor Investment Partners.	121	From December 2012 to January 2016, Lead Independent Director, Audit Committee Member and Compensation Committee Chair, Silver Bay Realty Trust Corp.; from 2016 to present, Chair and from 2005 to present, Director and Audit Committee Member, Liberty All-Star Funds (2 funds); and from 2006 to 2012, Director, Stone Harbor Investment Funds (5 funds).
Donald E. Foley c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1951)	Trustee	From April 2017 to present	From 2010 to 2011, Chairman of the Board and Chief Executive Officer, Wilmington Trust Corporation; from 1996 to 2010, Senior Vice President, Treasurer and Director of Tax, ITT Corporation; from 1989 to 1996, Assistant Treasurer, International Paper Company.	121	From 2011 to 2012 Director, and from 2012 to 2016, Advisory Committee Member, M&T Corporation; from 2007 to 2011, Director and member of the Audit Committee and Compensation Committee, Wilmington Trust Corporation; from 2008 to 2010, Advisory Board member, Northern Trust Company and Goldman Sachs Management Groups; from 2015 to present, Director, BioSig Technologies, Inc.; from 2015 to present, Director, Wilmington Funds.
Christopher P.A. Komisarjevsky c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1945)	Trustee	From April 2017 to present	From 2006 to 2008, Senior Counselor for APCO Worldwide® (global communications consulting) and a member of its International Advisory Council; from 1998 to 2005, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations); from 1996 to 1998, President and Chief Executive Officer of Burson-Marsteller U.S.A.	121	None.

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Independent Trustees (Continued)
H. Thomas McMeekin c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1953)	Trustee	From April 2017 to present	From 2015 to present, CEO of Blue Key Services, LLC; from 2000 to present, Managing Partner and Founder of Griffin Investments, LLC; from 2009 to 2012 Chief Investment Officer, AIG Life & Retirement and United Guaranty Corporation and Senior Managing Director of AIG Asset Management.	121	From 2015 to present, Director, Blue Key Services, LLC; from 2012 to present, Director Achaean Financial Group; from 2011 to 2012, Director US Life Insurance Company in the City of New York.
Gloria D. Reeg c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1951)	Trustee	From April 2017 to present	From 2007 to 2016, Chief Investment Officer and Senior Vice President, New York-Presbyterian Hospital; from 2005 to 2007, Trustee and Treasurer, Casey Family Programs (foundation); from 2002 to 2004, Global Head of Fixed Income and Executive Director, Principal Global Investors (asset management firm); 1992 to 2000, Managing Director — Global Consulting, Russell Investment Group.	121	None.
Gary S. Schpero c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1953)	Chairman of the Board	From April 2017 to present Independent Trustee, from October 1, 2017 to present, Chairman of the Board and from April 2017 through September 2017, Lead Independent Trustee	Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	121	From May 2012 to present, Trustee, Blackstone/GSO Senior Floating Rate Term Fund and Blackstone/GSO Long-Short Credit Income Fund; from October 2012 to present, Trustee, Blackstone/GSO Strategic Credit Fund; from September 2017 to present, Trustee, Blackstone/GSO Floating Rate Enhanced Income Fund.
Kenneth L. Walker c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1952)	Trustee	From April 2017 to present	From May 2002 to January 2016, Partner, and from January 2016 to present, employee, The Capital Management Corporation (investment advisory firm).	121	None.
Caroline L. Williams c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1946)	Trustee	From April 2017 to present	From July 2010 to December 2012, Executive Vice President, from May 2005 to December 2007, Consultant and from May 2001 to May 2005, Chief Financial and Investment Officer, Nathan Cummings Foundation (non-profit organization); from 1988 to 1992, Managing Director, from 1982 to 1988, Senior Vice President, from 1978 to 1982, Vice President and from 1971 to 1976, Associate, Donaldson, Lufkin & Jenrette Securities Corporation (investment bank); from 1997 to 2009, Director, Hearst-Argyle Television.	121	None.

*	Affiliated with the portfolios’ investment manager and the distributor.
**	Each Trustee serves during the existence of the Trust until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor or, if sooner, until he or she dies, declines to serve, resigns, retires, is removed, is incapacitated or is otherwise unable or unwilling to serve. Each Independent Trustee shall retire from the Board as of the last day of the calendar year in which he or she attains the age of 75 years.
***	The registered investment companies in the fund complex include EQ Advisors Trust, 1290 Funds and the Trust.

Qualifications and Experience

In addition to the information set forth in the table above, the following sets forth additional information about the qualifications and experience of each of the Trustees.

Interested Trustee

Steven M. Joenk — Mr. Joenk has a background in the financial services industry; senior management experience with multiple insurance companies, investment management firms and investment companies; multiple years of service as an officer, Trustee and former Chairman of the Board of the Trust and other registered investment companies, including other registered investment companies in the fund complex.

Independent Trustees

Mark A. Barnard — Mr. Barnard has senior management and investment experience with endowments and foundations and multiple years of service on limited partner advisory boards and on the boards of pension entities and an investment company. Prior to his election to the Board, Mr. Barnard had served as a consultant to the boards of trustees of other registered investment companies in the fund complex since April 1, 2016.

Thomas W. Brock — Mr. Brock has a background in the financial services industry, senior management experience with financial services and investment management firms and multiple years of service on the boards of public companies and organizations and investment companies, and a year of service as a Trustee of other registered investment companies in the fund complex.

Donald E. Foley — Mr. Foley has a background in the financial services industry, experience in senior management positions with financial services firms, multiple years of service as a Trustee of other registered investment companies in the fund complex, and multiple years of service on the boards of public and private companies and organizations.

Christopher P.A. Komisarjevsky — Mr. Komisarjevsky has experience in senior management positions with global firms providing business consulting services and multiple years of service as a Trustee of other registered investment companies in the fund complex.

H. Thomas McMeekin — Mr. McMeekin has a background in the financial services industry, held senior management positions with insurance companies, and has multiple years of service as a Trustee of other registered investment companies in the fund complex, and has multiple years of service on the boards of public and private companies and organizations.

Gloria D. Reeg — Ms. Reeg has a background in the financial services industry, senior management and investment experience with investment management firms, a national foundation, and endowment and retirement assets for a top-ranked research hospital, and multiple years of service on the board of a national foundation. Prior to her election to the Board, Ms. Reeg had served as a consultant to the boards of trustees of other registered investment companies in the fund complex since January 1, 2016.

Gary S. Schpero — Mr. Schpero has experience as the managing partner of the investment management practice group at a large international law firm and multiple years of service as a Trustee of other registered investment companies in the fund complex, as well as other unaffiliated investment companies.

Kenneth L. Walker — Mr. Walker has a background in the financial services industry, senior management experience with investment management firms and multiple years of service as a Trustee of other registered investment companies in the fund complex.

Caroline L. Williams — Ms. Williams has a background in the financial services industry, senior management experience with an investment banking firm, multiple years of service on the boards of public and private companies and organizations and multiple years of service as a Trustee of 1290 Funds and another registered investment company in the fund complex.

The Trust’s Officers

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of AXA Equitable, FMG LLC, and/or AXA Distributors, LLC (“AXA Distributors”). The Trust’s principal officers are:

Name, Address and Year of Birth	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (1958)	Trustee, Chairman, President and Chief Executive Officer	Trustee from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present; and Chairman of the Board from September 2004 through September 2017

From May 2011 to present, Chairman of the Board, Chief Executive Officer and President, FMG LLC; from April 2017 to present, Senior Vice President and Chief Investment Officer of AXA Financial, Inc.; from April 2017 to present, Managing Director and Chief Investment Officer and from September 1999 to April 2017, Managing Director, AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s Funds Management Group unit; from July 2004 to October 2013, Senior Vice President, MONY Life Insurance Company; from April 2017 to present, Senior Vice President and Chief Investment Officer, MONY Financial Services Inc.; from April 2017 to present, Senior Vice President and Chief Investment Officer and from July 2004 to April 2017, Senior Vice President and Chief Investment Officer, PlanConnect, LLC; from July 2004 to present, Director, MONY Capital Management, Inc. and Director and President, 1740 Advisers, Inc.; from July 2004 to January 2011, Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management; from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited; and from November 2005 to present, Director, MONY International Holdings, LLC.

Brian E. Walsh 525 Washington Boulevard Jersey City, New Jersey 07310 (1968)	Chief Financial Officer and Treasurer	From June 2007 to present	From May 2011 to present, Senior Vice President of FMG LLC; from February 2011 to present, member of the Board of Directors of FMG LLC; from February 2003 to present, Lead Director of AXA Equitable.
Joseph J. Paolo 1290 Avenue of the Americas New York, New York 10104 (1970)	Chief Compliance Officer, Anti-Money Laundering (“AML”) Compliance Officer and Vice President	Chief Compliance Officer from May 2007 to present; Vice President and AML Compliance Officer from December 2005 to present	From May 2011 to present, Senior Vice President and Chief Compliance Officer of FMG LLC; from June 2007 to present, Lead Director of AXA Equitable and Chief Compliance Officer of FMG LLC.
Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1955)	Senior Vice President, Chief Legal Officer and Secretary	From November 2001 to present	From June 2012 to present, Executive Vice President and General Counsel of FMG LLC; from May 2011 to June 2012, Senior Vice President and Corporate Counsel of FMG LLC; from February 2011 to present, Managing Director and Associate General Counsel of AXA Equitable; from May 2003 to February 2011, Vice President and Associate General Counsel of AXA Equitable.
Kenneth T. Kozlowski 1290 Avenue of the Americas New York, New York 10104 (1961)	Senior Vice President and Chief Investment Officer	From June 2010 to March 2017, Vice President and from March 2017 to present, Senior Vice President and Chief Investment Officer	From June 2012 to present, Executive Vice President and Chief Investment Officer of FMG LLC; from May 2011 to June 2012, Senior Vice President of FMG LLC; from September 2011 to present, Managing Director of AXA Equitable; from February 2001 to September 2011, Vice President, AXA Equitable.

Name, Address and Year of Birth	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Alwi Chan 1290 Avenue of the Americas New York, New York 10104 (1974)	Vice President and Deputy Chief Investment Officer	From June 2007 to present Vice President and from March 2017 to present, Vice President and Deputy Chief Investment Officer	From June 2012 to present, Senior Vice President and Deputy Chief Investment Officer of FMG LLC; from May 2011 to June 2012, Vice President of FMG LLC; from February 2007 to present, Lead Director of AXA Equitable.
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (1961)	Vice President	From November 2001 to present	From June 2012 to present, Senior Vice President of FMG LLC; from February 2011 to present, member of the Board of Directors of FMG LLC; from May 2011 to June 2012, Vice President of FMG LLC; from February 2001 to present, Lead Director of AXA Equitable; from July 2004 to January 2011, a Director of Enterprise Capital Management, Inc.
Kiesha Astwood-Smith, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1973)	Vice President and Assistant Secretary	From December 2015 to present	From December 2015 to present, Vice President, Assistant Secretary and Associate General Counsel of FMG LLC; from September 2015 to present, Senior Director and Counsel of AXA Equitable; from July 2006 to September 2015, Counsel of The Bank of New York Mellon; and from January 2010 to September 2015, Vice President and Assistant Secretary of the Dreyfus Family of Funds.
Anthony Geron, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1971)	Vice President and Assistant Secretary	From July 2014 to present	From August 2015 to present, Senior Vice President, Secretary and Associate General Counsel of FMG LLC and Lead Director and Associate General Counsel of AXA Equitable; from June 2014 to August 2015, Vice President, Assistant Secretary and Associate General Counsel of FMG LLC; from May 2014 to August 2015, Senior Director and Counsel of AXA Equitable; and from October 2007 to May 2014, Associate of Wilkie Farr & Gallagher LLP (law firm).
Carla Byer 1290 Avenue of the Americas, New York, New York 10104 (1976)	Vice President	From June 2017 to present	From April 2017 to present, Vice President of FMG LLC. From April 2014 through August 2016, Senior Vice President, Zealot Networks. From September 2008 through April 2012, Vice President of FMG LLC.
Miao Hu 1290 Avenue of the Americas, New York, New York 10104 (1978)	Vice President	From March 2017 to present	From June 2016 to present, Vice President of FMG LLC; from December 2014 to present, Director of Portfolio Analytics of AXA Equitable; from November 2013 to December 2014, Lead Manager of Portfolio Analytics of AXA Equitable; and from January 2011 to November 2013, Financial Services Sector Specialist of FactSet Research Systems.
Fernando Pinto 1290 Avenue of the Americas, New York, New York 10104 (1983)	Vice President – Director of Risk	From February 2018 to present	From May 2017 to present, Vice President of FMG LLC; from November 2016 to present, Director, Risk Management, AXA Equitable; from February 2015 to October 2016, Director, Operational Risk Management, AXA Equitable; from August 2005 to January 2015, Lead Manager, Internal Audit, AXA Equitable; and from June 2003 to July 2005, Audit Consultant, Aetna Inc.
Xavier Poutas 1290 Avenue of the Americas, New York, New York 10104 (1977)	Vice President	From March 2017 to present	From May 2011 to present, Assistant Portfolio Manager of FMG LLC and from June 27, 2016 to present, Vice president of FMG LLC; from September 2013 to present, Senior Director of AXA Equitable; and from November 2008 to August 2013, Director of AXA Equitable.
Richard Guinnessey 1290 Avenue of the Americas New York, New York 10104 (1963)	Vice President	From March 2010 to present	From June 2012 to present, Vice President of FMG LLC, from September 2010 to present, Senior Director of AXA Equitable; from November 2005 to September 2010, Assistant Vice President of AXA Equitable.

Name, Address and Year of Birth	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
James Kelly 525 Washington Boulevard Jersey City, New Jersey 07310 (1968)	Controller	From June 2007 to present	From May 2011 to present, Vice President of FMG LLC; from September 2008 to present, Senior Director of AXA Equitable.
Helen Lai 1290 Avenue of the Americas, New York, New York 10104 (1973)	Assistant Vice President	From March 2017 to present	From March 2013 to present, Pricing and Valuation-Compliance of FMG LLC and Senior Manager, AXA Equitable; and from May 2009 to December 2012, HSBC, Hedge Fund Investor Services.
Roselle Ibanga 525 Washington Boulevard Jersey City, New Jersey 07310 (1978)	Assistant Controller	From February 2009 to present	From February 2009 to present, Director of AXA Equitable.
Lisa Perrelli 525 Washington Boulevard Jersey City, New Jersey 07310 (1974)	Assistant Controller	From February 2009 to present	From November 2012 to present, Senior Director of AXA Equitable; from September 2008 to November 2012, Assistant Vice President of AXA Equitable.
Jennifer Mastronardi 1290 Avenue of the Americas, New York, New York 10104 (1985)	Assistant Vice President	From March 2012 to present	From February 2009 to present, Director of AXA Equitable and from April 2015 to present, Vice President of FMG LLC; from June 2007 to February 2009, Operations Associate in Managed Futures Department, Morgan Stanley.
Faria Adam 1290 Avenue of the Americas, New York, New York 10104 (1968)	Assistant Secretary	From March 2017 to present	From May 2015 to present, Lead Manager/Legal Assistant of AXA Equitable; and from 1999 to May 2015, Supervisory Paralegal at The Dreyfus Corporation, Bank of New York Mellon.
Helen Espaillat 1290 Avenue of the Americas, New York, New York 10104 (1963)	Assistant Secretary	From March 2017 to present	From July 2004 to present, Lead Manager/Legal Assistant of AXA Equitable; and from March 2015 to present, Assistant Vice President and Assistant Secretary of FMG LLC.
Lorelei Fajardo 1290 Avenue of the Americas New York, New York 10104 (1978)	Assistant Secretary	From March 2014 to present	From July 2013 to present, Senior Manager/Legal Assistant of AXA Equitable; from July 2008 to June 2013, Lead Associate/Legal Assistant of AXA Equitable.
Kathleen Chapman 1290 Avenue of the Americas, New York, New York 10104 (1954)	Assistant Secretary	From March 2015 to present	From April 2014 to present, Lead Manager/Senior Legal Assistant of AXA Equitable; from March 2011 to April 2014 Mutual Funds Regulatory Manager of GE Asset Management Incorporated; and from 2005 to March 2011 Vice President and Senior Paralegal of Allianz Global Investors of America L.P.

*	The officers in the table above hold similar positions with another registered investment company in the fund complex. The registered investment companies in the fund complex include the Trust, EQ Advisors Trust and 1290 Funds.
**	Each officer is elected on an annual basis.

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES (Unaudited)

Shares of the Trust are offered to separate accounts of insurance companies in connection with the Contracts and may be offered to tax-qualified retirement plans and other qualified investors. AXA Equitable may be deemed to be a control person with respect to the Trust by virtue of its record ownership of the Trust’s shares. Shareholders owning more than 25% of the outstanding shares of a portfolio may take actions without the approval of other investors in the portfolio.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a “code of ethics,” as defined in Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant’s code of ethics is filed as an exhibit pursuant to Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Donald E. Foley, Kenneth L. Walker and Caroline L. Williams serve on its audit committee as “audit committee financial expert” as defined in Item 3. Ms. Williams and Messrs. Foley and Walker are considered to be “independent” for purposes of Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees for fiscal year 2017: $492,531 and fiscal year 2016: $652,930

(b) Audit-Related Fees for fiscal year 2017: $51,187 and fiscal year 2016: $50,206

(c) Tax Fees for fiscal year 2017: $275,522 and fiscal year 2016: $324,620

Tax fees include amounts related to tax compliance, tax advice and tax planning.

(d) All Other Fees for fiscal year 2017: $8,077 and fiscal year 2016: $0.

All other fees include amounts related to consultation on or review of the registrant’s various regulatory filings.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to pre-approval of services performed by the registrant’s principal accountant for the registrant. Audit, audit-related and tax services provided to the registrant on an annual basis require pre-approval by the entire audit committee. In the event that the audit fees exceed the pre-approved estimated amount, the audit committee’s delegate, consisting of the audit committee chair, lead independent trustee/independent board chair, the registrant’s chief executive officer and chief financial officer, acting by at least three of such individuals, has the authority to increase the amount by up to 10% of the pre-approved amount. Any additional amount requires pre-approval by the entire audit committee. The audit committee chair or the lead independent trustee/independent board chair also has the authority to approve de minimis non-audit services (i.e., services in which the fee does not exceed $10,000 per engagement) to be provided by the registrant’s principal accountant for the registrant, provided that each such service is brought to the attention of the audit committee prior to the completion of the audit of the registrant’s financial statements.

(e)(2) None of the services included in (b) – (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For fiscal year 2017: $7,361,907

      For fiscal year 2016: $6,473,792

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the annual report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	The Code of Ethics for Senior Officers of the Registrant is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
March 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
March 8, 2018

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
March 8, 2018